Document and Entity Information (USD $)	12 Months Ended
	Dec. 25, 2010	Feb. 11, 2011	Jun. 11, 2010
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 25, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	PEP
Entity Registrant Name	PEPSICO INC
Entity Central Index Key	0000077476
Current Fiscal Year End Date	--12-25
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		1,586,503,366
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 101,306,369,191

Consolidated Statement of Income (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009		Dec. 27, 2008
Net Revenue	$ 57,838	[1]	$ 43,232	[1]	$ 43,251	[1]
Cost of sales	26,575		20,099		20,351
Selling, general and administrative expenses	22,814		15,026		15,877
Amortization of intangible assets	117		63		64
Operating Profit	8,332	[2]	8,044	[2]	6,959	[2]
Bottling equity income	735		365		374
Interest expense	(903)		(397)		(329)
Interest income	68		67		41
Income before income taxes	8,232		8,079		7,045
Provision for income taxes	1,894		2,100		1,879
Net income	6,338		5,979		5,166
Less: Net income attributable to noncontrolling interests	18		33		24
Net Income Attributable to PepsiCo	$ 6,320		$ 5,946		$ 5,142
Net Income Attributable to PepsiCo per Common Share
Basic	$ 3.97		$ 3.81		$ 3.26
Diluted	$ 3.91		$ 3.77		$ 3.21
Cash dividends declared per common share	$ 1.89		$ 1.775		$ 1.65

[1]	Represents net revenue from businesses operating in these countries.
[2]	For information on the impact of restructuring, impairment and integration charges on our divisions, see Note 3.

Consolidated Statement of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008
Operating Activities
Net income	$ 6,338	$ 5,979	$ 5,166
Depreciation and amortization	2,327	1,635	1,543
Stock-based compensation expense	299	227	238
Restructuring and impairment charges		36	543
Cash payments for restructuring charges	(31)	(196)	(180)
Merger and integration costs	808	50
Cash payments for merger and integration costs	(385)	(49)
Gain on previously held equity interests in PBG and PAS	(958)
Asset write-off	145
Non-cash foreign exchange loss related to Venezuela devaluation	120
Excess tax benefits from share-based payment arrangements	(107)	(42)	(107)
Pension and retiree medical plan contributions	(1,734)	(1,299)	(219)
Pension and retiree medical plan expenses	453	423	459
Bottling equity income, net of dividends	42	(235)	(202)
Deferred income taxes and other tax charges and credits	500	284	573
Change in accounts and notes receivable	(268)	188	(549)
Change in inventories	276	17	(345)
Change in prepaid expenses and other current assets	144	(127)	(68)
Change in accounts payable and other current liabilities	488	(133)	718
Change in income taxes payable	123	319	(180)
Other, net	(132)	(281)	(391)
Net Cash Provided by Operating Activities	8,448	6,796	6,999
Investing Activities
Capital spending	(3,253)	(2,128)	(2,446)
Sales of property, plant and equipment	81	58	98
Acquisitions of PBG and PAS, net of cash and cash equivalents acquired	(2,833)
Acquisition of manufacturing and distribution rights from DPSG	(900)
Investment in WBD	(463)
Other acquisitions and investments in noncontrolled affiliates	(83)	(500)	(1,925)
Divestitures	12	99	6
Cash restricted for pending acquisitions		15	(40)
Cash proceeds from sale of PBG and PAS stock			358
Short-term investments, by original maturity
More than three months - purchases	(12)	(29)	(156)
More than three months - maturities	29	71	62
Three months or less, net	(229)	13	1,376
Other investing, net	(17)
Net Cash Used for Investing Activities	(7,668)	(2,401)	(2,667)
Financing Activities
Proceeds from issuances of long-term debt	6,451	1,057	3,719
Payments of long-term debt	(59)	(226)	(649)
Debt repurchase	(500)
Short-term borrowings, by original maturity
More than three months - proceeds	227	26	89
More than three months - payments	(96)	(81)	(269)
Three months or less, net	2,351	(963)	625
Cash dividends paid	(2,978)	(2,732)	(2,541)
Share repurchases - common	(4,978)		(4,720)
Share repurchases - preferred	(5)	(7)	(6)
Proceeds from exercises of stock options	1,038	413	620
Excess tax benefits from share-based payment arrangements	(107)	(42)	(107)
Acquisition of noncontrolling interest in Lebedyansky from PBG	(159)
Other financing	(13)	(26)
Net Cash Provided by/(Used for) Financing Activities	1,386	(2,497)	(3,025)
Effect of exchange rate changes on cash and cash equivalents	(166)	(19)	(153)
Net Increase in Cash and Cash Equivalents	2,000	1,879	1,154
Cash and Cash Equivalents, Beginning of Year	3,943	2,064	910
Cash and Cash Equivalents, End of Year	5,943	3,943	2,064
Non-cash activity:
Issuance of common stock and equity awards in connection with our acquisitions of PBG and PAS, as reflected in investing and financing activities	$ 4,451

Consolidated Balance Sheet (USD $) In Millions	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009
ASSETS
Cash and cash equivalents	$ 5,943		$ 3,943
Short-term investments	426		192
Accounts and notes receivable, net	6,323		4,624
Inventories	3,372	[1]	2,618	[1]
Prepaid expenses and other current assets	1,505		1,194
Total Current Assets	17,569		12,571
Property, Plant and Equipment, net	19,058		12,671
Amortizable Intangible Assets, net	2,025		841
Goodwill	14,661		6,534
Other nonamortizable intangible assets	11,783		1,782
Nonamortizable Intangible Assets	26,444		8,316
Investments in Noncontrolled Affiliates	1,368		4,484
Other Assets	1,689		965
Total Assets	68,153		39,848
LIABILITIES AND EQUITY
Short-term obligations	4,898		464
Accounts payable and other current liabilities	10,923		8,127
Income taxes payable	71		165
Total Current Liabilities	15,892		8,756
Long-term Debt Obligations	19,999		7,400
Other Liabilities	6,729		5,591
Deferred Income Taxes	4,057		659
Total Liabilities	46,677		22,406
Commitments and Contingencies
Preferred Stock, no par value	41		41
Repurchased Preferred Stock	(150)		(145)
PepsiCo Common Shareholders' Equity
Common stock, par value 12/3 per share (authorized 3,600 shares, issued 1,865 and 1,782 shares, respectively)	31		30
Capital in excess of par value	4,527		250
Retained earnings	37,090		33,805
Accumulated other comprehensive loss	(3,630)		(3,794)
Repurchased common stock, at cost (284 and 217 shares, respectively)	(16,745)		(13,383)
Total PepsiCo Common Shareholders' Equity	21,273		16,908
Noncontrolling interests	312		638
Total Equity	21,476		17,442
Total Liabilities and Equity	$ 68,153		$ 39,848

[1]	Inventories are valued at the lower of cost or market. Cost is determined using the average, first-in, first-out (FIFO) or last-in, first-out (LIFO) methods. Approximately 8% in 2010 and 10% in 2009 of the inventory cost was computed using the LIFO method. The differences between LIFO and FIFO methods of valuing these inventories were not material.

Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Per Share data	Dec. 25, 2010	Dec. 26, 2009
Preferred Stock, par value	$ 0	$ 0
Common stock, par value	$ 1.67	$ 1.67
Common stock, authorized	3,600	3,600
Common stock, issued	1,865	1,782
Repurchased common stock, shares	284	217

Consolidated Statement of Equity (USD $) In Millions	Preferred Stock [Member]	Repurchased Preferred Stock [Member]	Common Stock [Member]		Repurchased Common Stock [Member]	Capital in Excess of Par Value [Member]		Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total Common Shareholders' Equity [Member]	Noncontrolling Interests [Member]	Total
Balance, beginning of year (in shares) at Dec. 29, 2007	0.8	(0.5)	1,782		(177)
Balance, beginning of year at Dec. 29, 2007	$ 41	$ (132)	$ 30		$ (10,387)	$ 450		$ 28,184	$ (952)		$ 62
Redemptions		(6)
Share repurchases (in shares)					(68)
Share repurchases					(4,720)
Equity issued in connection with our acquisitions of PBG and PAS, in shares
Equity issued in connection with our acquisitions of PBG and PAS
Stock-based compensation expense						238
Stock option exercises (in shares)					15
Stock option exercises					883
Stock option excercises/RSUs converted						(280)
Withholding tax on RSUs converted						(57)
Other (in shares)					1
Other					102				(6)		(12)
Net income attributable to PepsiCo								5,142			24	5,166
Cash dividends declared - common								(2,589)
Cash dividends declared - preferred								(2)				(2)
Cash dividends declared - RSUs								(8)
(Distributions to)/contributions from noncontrolling interests, net											450
Currency translation adjustment									(2,484)		(48)
Cash flow hedges, net of tax:
Net derivative (losses)/gains									16
Reclassification of net losses to net income									5
Pension and retiree medical, net of tax:
Net pension and retiree medical (losses)/gains									(1,376)			(1,358)
Reclassification of net losses to net income									73
Unrealized gains/(losses) on securities, net of tax									(21)			(21)
Measurement date change								(89)	51
Adjusted balance, beginning of year								28,095	(901)
Balance, end of period (in shares) at Dec. 27, 2008		(0.5)	1,782		(229)
Balance, end of period at Dec. 27, 2008		(138)	30		(14,122)	351		30,638	(4,694)	12,203	476	12,582
Redemptions (in shares)		(0.1)
Redemptions		(7)
Share repurchases (in shares)
Share repurchases
Equity issued in connection with our acquisitions of PBG and PAS, in shares
Equity issued in connection with our acquisitions of PBG and PAS
Stock-based compensation expense						227
Stock option exercises (in shares)					11
Stock option exercises					649
Stock option excercises/RSUs converted						(292)
Withholding tax on RSUs converted						(36)	[1]
Other (in shares)					1
Other					90						(9)
Net income attributable to PepsiCo								5,946			33	5,979
Cash dividends declared - common								(2,768)
Cash dividends declared - preferred								(2)				(1)
Cash dividends declared - RSUs								(9)
(Distributions to)/contributions from noncontrolling interests, net											150
Currency translation adjustment									800		(12)
Cash flow hedges, net of tax:
Net derivative (losses)/gains									(55)
Reclassification of net losses to net income									28
Pension and retiree medical, net of tax:
Net pension and retiree medical (losses)/gains									21			110
Reclassification of net losses to net income									86
Unrealized gains/(losses) on securities, net of tax									20			20
Adjusted balance, beginning of year								30,638	(4,694)
Balance, end of period (in shares) at Dec. 26, 2009	0.8	(0.6)	1,782		(217)
Balance, end of period at Dec. 26, 2009	41	(145)	30		(13,383)	250		33,805	(3,794)	16,908	638	17,442
Redemptions (in shares)
Redemptions		(5)
Share repurchases (in shares)					(76)
Share repurchases					(4,978)
Equity issued in connection with our acquisitions of PBG and PAS, in shares			83	[1]
Equity issued in connection with our acquisitions of PBG and PAS			1			4,451
Stock-based compensation expense						299
Stock option exercises (in shares)					24
Stock option exercises					1,487
Stock option excercises/RSUs converted						(500)
Withholding tax on RSUs converted						(68)
Other (in shares)					(15)
Other					129	95		6	1		1
Net income attributable to PepsiCo								6,320			18	6,338
Cash dividends declared - common								(3,028)
Cash dividends declared - preferred								(1)				(1)
Cash dividends declared - RSUs								(12)
(Distributions to)/contributions from noncontrolling interests, net											(332)
Currency translation adjustment									312		(13)
Cash flow hedges, net of tax:
Net derivative (losses)/gains									(111)
Reclassification of net losses to net income									53
Pension and retiree medical, net of tax:
Net pension and retiree medical (losses)/gains									(280)			(136)
Reclassification of net losses to net income									166
Unrealized gains/(losses) on securities, net of tax									23			23
Adjusted balance, beginning of year								33,805	(3,794)
Balance, end of period (in shares) at Dec. 25, 2010	0.8	(0.6)	1,865		(284)
Balance, end of period at Dec. 25, 2010	$ 41	$ (150)	$ 31		$ (16,745)	$ 4,527		$ 37,090	$ (3,630)	$ 21,273	$ 312	$ 21,476

[1]	Includes total tax benefits of $75 million in 2010, $31 million in 2009 and $95 million in 2008.

Comprehensive Income (USD $) In Millions	12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008
Net income	$ 6,338	$ 5,979	$ 5,166
Other Comprehensive Income/(Loss)
Currency translation adjustment	299	788	(2,532)
Cash flow hedges, net of tax	(58)	(27)	21
Pension and retiree medical, net of tax:
Net prior service credit/(cost)	22	(3)	55
Net (losses)/gains	(136)	110	(1,358)
Unrealized gains/(losses) on securities, net of tax	23	20	(21)
Other	1		(6)
Comprehensive Income Subtotal	151	888	(3,841)
Comprehensive Income	6,489	6,867	1,325
Comprehensive (income)/loss attributable to noncontrolling interests	(5)	(21)	24
Comprehensive Income Attributable to PepsiCo	$ 6,484	$ 6,846	$ 1,349

Basis of Presentation and Our Divisions	12 Months Ended
Dec. 25, 2010
Basis of Presentation and Our Divisions

Note 1 — Basis of Presentation and Our Divisions

Basis of Presentation

Our financial statements include the consolidated accounts of PepsiCo, Inc. and the affiliates that we control. In addition, we include our share of the results of certain other affiliates based on our economic ownership interest. We do not control these other affiliates, as our ownership in these other affiliates is generally less than 50%. Intercompany balances and transactions are eliminated. Our fiscal year ends on the last Saturday of each December, resulting in an additional week of results every five or six years.

On February 26, 2010, we completed our acquisitions of The Pepsi Bottling Group, Inc. (PBG) and PepsiAmericas, Inc. (PAS). The results of the acquired companies in the U.S. and Canada are reflected in our consolidated results as of the acquisition date, and the international results of the acquired companies have been reported as of the beginning of our second quarter of 2010, consistent with our monthly international reporting calendar. The results of the acquired companies in the U.S., Canada and Mexico are reported within our PAB segment, and the results of the acquired companies in Europe, including Russia, are reported within our Europe segment. Prior to our acquisitions of PBG and PAS, we recorded our share of equity income or loss from the acquired companies in bottling equity income in our income statement. Our share of the net income of PBV is reflected in bottling equity income and our share of income or loss from other noncontrolled affiliates is reflected as a component of selling, general and administrative expenses. Additionally, in the first quarter of 2010, in connection with our acquisitions of PBG and PAS, we recorded a gain on our previously held equity interests of  $958 million, comprising  $735 million which is non-taxable and recorded in bottling equity income and  $223 million related to the reversal of deferred tax liabilities associated with these previously held equity interests. See Notes 8 and 15 and for additional unaudited information on items affecting the comparability of our consolidated results, see "Items Affecting Comparability" in Management's Discussion and Analysis of Financial Condition and Results of Operations.

As of the beginning of our 2010 fiscal year, the results of our Venezuelan businesses are reported under hyperinflationary accounting. See "Our Business Risks" and "Items Affecting Comparability" in Management's Discussion and Analysis of Financial Condition and Results of Operations.

Raw materials, direct labor and plant overhead, as well as purchasing and receiving costs, costs directly related to production planning, inspection costs and raw material handling facilities, are included in cost of sales. The costs of moving, storing and delivering finished product are included in selling, general and administrative expenses.

The preparation of our consolidated financial statements in conformity with generally accepted accounting principles requires us to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues, expenses and disclosure of contingent assets and liabilities. Estimates are used in determining, among other items, sales incentives accruals, tax reserves, stock-based compensation, pension and retiree medical accruals, useful lives for intangible assets, and future cash flows associated with impairment testing for perpetual brands, goodwill and other long-lived assets. We evaluate our estimates on an ongoing basis using our historical experience, as well as other factors we believe appropriate under the circumstances, such as current economic conditions, and adjust or revise our estimates as circumstances change. As future events and their effect cannot be determined with precision, actual results could differ significantly from these estimates.

While the majority of our results are reported on a weekly calendar basis, most of our international operations report on a monthly calendar basis. The following chart details our quarterly reporting schedule:

Quarter	U.S. and Canada	International
First Quarter	12 weeks	January, February
Second Quarter	12 weeks	March, April and May
Third Quarter	12 weeks	June, July and August
Fourth Quarter	16 weeks	September, October, November and December

See "Our Divisions" below and for additional unaudited information on items affecting the comparability of our consolidated results, see "Items Affecting Comparability" in Management's Discussion and Analysis of Financial Condition and Results of Operations.

Tabular dollars are in millions, except per share amounts. All per share amounts reflect common per share amounts, assume dilution unless noted, and are based on unrounded amounts. Certain reclassifications were made to prior years' amounts to conform to the 2010 presentation.

Our Divisions

We manufacture or use contract manufacturers, market and sell a variety of salty, convenient, sweet and grain-based snacks, carbonated and non-carbonated beverages, and foods in over 200 countries with our largest operations in North America (United States and Canada), Mexico, Russia and the United Kingdom. Division results are based on how our Chief Executive Officer assesses the performance of and allocates resources to our divisions. For additional unaudited information on our divisions, see "Our Operations" in Management's Discussion and Analysis of Financial Condition and Results of Operations. The accounting policies for the divisions are the same as those described in Note 2, except for the following allocation methodologies:

•	stock-based compensation expense;

•	pension and retiree medical expense; and

•	derivatives.

Stock-Based Compensation Expense

Our divisions are held accountable for stock-based compensation expense and, therefore, this expense is allocated to our divisions as an incremental employee compensation cost. The allocation of stock-based compensation expense in 2010 was approximately 16% to FLNA, 3% to QFNA, 5% to LAF, 32% to PAB, 11% to Europe, 8% to AMEA and 25% to corporate unallocated expenses. We had similar allocations of stock-based compensation expense to our divisions in 2009 and 2008. The expense allocated to our divisions excludes any impact of changes in our assumptions during the year which reflect market conditions over which division management has no control. Therefore, any variances between allocated expense and our actual expense are recognized in corporate unallocated expenses.

Pension and Retiree Medical Expense

Pension and retiree medical service costs measured at a fixed discount rate, as well as amortization of costs related to certain pension plan amendments and gains and losses due to demographics, including salary experience, are reflected in division results for North American employees. Division results also include interest costs, measured at a fixed discount rate, for retiree medical plans. Interest costs for the pension plans, pension asset returns and the impact of pension funding, and gains and losses other than those due to demographics, are all reflected in corporate unallocated expenses. In addition, corporate unallocated expenses include the difference between the service costs measured at a fixed discount rate (included in division results as noted above) and the total service costs determined using the plans' discount rates as disclosed in Note 7.

Derivatives

We centrally manage commodity derivatives on behalf of our divisions. These commodity derivatives include energy, fruit and other raw materials. Certain of these commodity derivatives do not qualify for hedge accounting treatment and are marked to market with the resulting gains and losses recognized in corporate unallocated expenses. These gains and losses are subsequently reflected in division results when the divisions take delivery of the underlying commodity. Therefore, the divisions realize the economic effects of the derivative without experiencing any resulting mark-to-market volatility, which remains in corporate unallocated expenses. These derivatives hedge underlying commodity price risk and were not entered into for speculative purposes.

	2010	2009	2008	2010	2009	2008
	Net Revenue			Operating Profit(a)
FLNA	$12,573	$12,421	$11,698	$3,376	$3,105	$2,831
QFNA	2,656	2,687	2,711	741	781	710
LAF	6,315	5,703	5,895	1,004	904	897
PAB(b)	20,401	10,116	10,937	2,776	2,172	2,026
Europe(b)	9,602	7,028	7,177	1,054	948	944
AMEA	6,291	5,277	4,833	708	700	558

Total division	57,838	43,232	43,251	9,659	8,610	7,966
Corporate Unallocated
Net impact of mark-to-market on commodity hedges	—	—	—	91	274	(346)
Merger and integration costs	—	—	—	(191)	(49)	—
Restructuring and impairment charges	—	—	—	—	—	(10)
Venezuela currency devaluation	—	—	—	(129)	—	—
Asset write-off	—	—	—	(145)	—	—
Foundation contribution	—	—	—	(100)	—	—
Other	—	—	—	(853)	(791)	(651)

	$57,838	$43,232	$43,251	$8,332	$8,044	$6,959

(a)	For information on the impact of restructuring, impairment and integration charges on our divisions, see Note 3.
(b)	Changes in 2010 relate primarily to our acquisitions of PBG and PAS.

[CHART]
Net Revenue		Division Operating Profit
FLNA	22%	FLNA	35%
QFNA	4%	QFNA	8%
LAF	11%	LAF	10%
PAB	35%	PAB	29%
Europe	17%	Europe	11%
AMEA	11%	AMEA	7%

Corporate
Corporate includes costs of our corporate headquarters, centrally managed initiatives, such as our ongoing business transformation initiative and research and development projects, unallocated insurance and benefit programs, foreign exchange transaction gains and losses, certain commodity derivative gains and losses and certain other items.

Other Division Information

	2010	2009	2008	2010	2009	2008
	Total Assets			Capital Spending
FLNA	$6,027	$6,093	$6,037	$515	$478	$539
QFNA	1,217	1,241	1,282	48	45	57
LAF	4,053	3,575	3,023	370	310	351
PAB(a)	31,622	7,670	7,673	973	182	344
Europe(a)	13,032	9,471	8,959	517	370	435
AMEA	5,569	4,787	3,637	610	572	445

Total division	61,520	32,837	30,611	3,033	1,957	2,171
Corporate(b)	6,394	3,933	2,729	220	171	275
Investments in bottling affiliates(a)	239	3,078	2,654	—	—	—

	$68,153	$39,848	$35,994	$3,253	$2,128	$2,446

(a)	Changes in total assets in 2010 relate primarily to our acquisitions of PBG and PAS.

(b)	Corporate assets consist principally of cash and cash equivalents, short-term investments, derivative instruments and property, plant and equipment.

[CHART]
Total Assets	Capital Spending
FLNA 9%	FLNA 16%
QFNA 1%	QFNA 1%
LAF 6%	LAF 11%
PAB 46%	PAB 30%
Europe 19%	Europe 16%
AMEA 8%	AMEA 19%
Other 11%	Corporate 7%

	2010	2009	2008	2010	2009	2008
	Amortization of Intangible Assets			Depreciation and Other Amortization
FLNA	$7	$7	$9	$448	$428	$430
QFNA	—	—	—	52	48	45
LAF	6	5	6	213	189	194
PAB(a)	56	18	16	749	345	334
Europe(a)	35	22	23	355	236	216
AMEA	13	11	10	294	239	207

Total division	117	63	64	2,111	1,485	1,426
Corporate	—	—	—	99	87	53

	$117	$63	$64	$2,210	$1,572	$1,479

	2010	2009	2008	2010	2009	2008
	Net Revenue(b)			Long-Lived Assets(c)
U.S.(a)	$30,618	$22,446	$22,525	$28,631	$12,496	$12,095
Mexico(a)	4,531	3,210	3,714	1,671	1,044	904
Canada(a)	3,081	1,996	2,107	3,133	688	556
Russia(a)	1,890	1,006	585	2,744	2,094	577
United Kingdom	1,888	1,826	2,099	1,019	1,358	1,509
All other countries	15,830	12,748	12,221	11,697	8,632	6,889

	$57,838	$43,232	$43,251	$48,895	$26,312	$22,530

(a)	Increases in 2010 relate primarily to our acquisitions of PBG and PAS.
(b)	Represents net revenue from businesses operating in these countries.
(c)	Long-lived assets represent property, plant and equipment, nonamortizable intangible assets, amortizable intangible assets and investments in noncontrolled affiliates. These assets are reported in the country where they are primarily used.

[CHART]
Net Revenue	Long-Lived Assets
United States 53%	United States 59%
Mexico 8%	Mexico 3%
Canada 5%	Canada 6%
Russia 3%	Russia 6%
United Kingdom 3%	United Kingdom 2%
Other 28%	Other 24%

Our Significant Accounting Policies	12 Months Ended
Dec. 25, 2010
Our Significant Accounting Policies

Note 2 — Our Significant Accounting Policies

Revenue Recognition

We recognize revenue upon shipment or delivery to our customers based on written sales terms that do not allow for a right of return. However, our policy for DSD and certain chilled products is to remove and replace damaged and out-of-date products from store shelves to ensure that our consumers receive the product quality and freshness that they expect. Similarly, our policy for certain warehouse-distributed products is to replace damaged and out-of-date products. Based on our experience with this practice, we have reserved for anticipated damaged and out-of-date products. For additional unaudited information on our revenue recognition and related policies, including our policy on bad debts, see "Our Critical Accounting Policies" in Management's Discussion and Analysis of Financial Condition and Results of Operations. We are exposed to concentration of credit risk by our customers, including Wal-Mart. In 2010, Wal-Mart (including Sam's) represented approximately 12% of our total net revenue, including concentrate sales to our bottlers (including concentrate sales to PBG and PAS prior to the February 26, 2010 acquisition date) which are used in finished goods sold by them to Wal-Mart. We have not experienced credit issues with these customers.

Sales Incentives and Other Marketplace Spending

We offer sales incentives and discounts through various programs to our customers and consumers. Sales incentives and discounts are accounted for as a reduction of revenue and totaled  $29.1 billion in 2010,  $12.9 billion in 2009 and  $12.5 billion in 2008. While most of these incentive arrangements have terms of no more than one year, certain arrangements, such as fountain pouring rights, may extend beyond one year. Costs incurred to obtain these arrangements are recognized over the shorter of the economic or contractual life, as a reduction of revenue, and the remaining balances of  $296 million, as of both December 25, 2010 and December 26, 2009, are included in current assets and other assets on our balance sheet. For additional unaudited information on our sales incentives, see "Our Critical Accounting Policies" in Management's Discussion and Analysis of Financial Condition and Results of Operations.

Other marketplace spending, which includes the costs of advertising and other marketing activities, totaled  $3.4 billion in 2010,  $2.8 billion in 2009 and  $2.9 billion in 2008 and is reported as selling, general and administrative expenses. Included in these amounts were advertising expenses of  $1.9 billion in 2010 and  $1.7 billion in both 2009 and 2008. Deferred advertising costs are not expensed until the year first used and consist of:

•	media and personal service prepayments;

•	promotional materials in inventory; and

•	production costs of future media advertising.

Deferred advertising costs of  $158 million and  $143 million at year-end 2010 and 2009, respectively, are classified as prepaid expenses on our balance sheet.

Distribution Costs

Distribution costs, including the costs of shipping and handling activities, are reported as selling, general and administrative expenses. Shipping and handling expenses were  $7.7 billion in 2010 and  $5.6 billion in both 2009 and 2008.

Cash Equivalents

Cash equivalents are investments with original maturities of three months or less which we do not intend to rollover beyond three months.

Software Costs

We capitalize certain computer software and software development costs incurred in connection with developing or obtaining computer software for internal use when both the preliminary project stage is completed and it is probable that the software will be used as intended. Capitalized software costs include only (i) external direct costs of materials and services utilized in developing or obtaining computer software, (ii) compensation and related benefits for employees who are directly associated with the software project and (iii) interest costs incurred while developing internal-use computer software. Capitalized software costs are included in property, plant and equipment on our balance sheet and amortized on a straight-line basis when placed into service over the estimated useful lives of the software, which approximate five to ten years. Software amortization totaled  $137 million in 2010,  $119 million in 2009 and  $58 million in 2008. Net capitalized software and development costs were  $1.1 billion as of both December 25, 2010 and December 26, 2009.

Commitments and Contingencies

We are subject to various claims and contingencies related to lawsuits, certain taxes and environmental matters, as well as commitments under contractual and other commercial obligations. We recognize liabilities for contingencies and commitments when a loss is probable and estimable. For additional information on our commitments, see Note 9.

Research and Development

We engage in a variety of research and development activities. These activities principally involve the development of new products, improvement in the quality of existing products, improvement and modernization of production processes, and the development and implementation of new technologies to enhance the quality and value of both current and proposed product lines. Consumer research is excluded from research and development costs and included in other marketing costs. Research and development costs were  $488 million in 2010,  $414 million in 2009 and  $388 million in 2008 and are reported within selling, general and administrative expenses.

Other Significant Accounting Policies

Our other significant accounting policies are disclosed as follows:

•

Property, Plant and Equipment and Intangible Assets – Note 4, and for additional unaudited information on goodwill and other intangible assets, see "Our Critical Accounting Policies" in Management's Discussion and Analysis of Financial Condition and Results of Operations.

•	Income Taxes – Note 5, and for additional unaudited information, see "Our Critical Accounting Policies" in Management's Discussion and Analysis of Financial Condition and Results of Operations.

•	Stock-Based Compensation – Note 6.

•

Pension, Retiree Medical and Savings Plans – Note 7, and for additional unaudited information, see "Our Critical Accounting Policies" in Management's Discussion and Analysis of Financial Condition and Results of Operations.

•	Financial Instruments – Note 10, and for additional unaudited information, see "Our Business Risks" in Management's Discussion and Analysis of Financial Condition and Results of Operations.

Recent Accounting Pronouncements

In December 2007, the Financial Accounting Standards Board (FASB) amended its guidance on accounting for business combinations to improve, simplify and converge internationally the accounting for business combinations. The new accounting guidance continues the movement toward the greater use of fair value in financial reporting and increased transparency through expanded disclosures. We adopted the provisions of the new guidance as of the beginning of our 2009 fiscal year. The new accounting guidance changes how business acquisitions are accounted for and will impact financial statements both on the acquisition date and in subsequent periods. Additionally, under the new guidance, transaction costs are expensed rather than capitalized. Future adjustments made to valuation allowances on deferred taxes and acquired tax contingencies associated with acquisitions that closed prior to the beginning of our 2009 fiscal year apply the new provisions and will be evaluated based on the outcome of these matters.

In June 2009, the FASB amended its accounting guidance on the consolidation of variable interest entities (VIE). Among other things, the new guidance requires a qualitative rather than a quantitative assessment to determine the primary beneficiary of a VIE based on whether the entity (1) has the power to direct matters that most significantly impact the activities of the VIE and (2) has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. In addition, the amended guidance requires an ongoing reconsideration of the primary beneficiary. The provisions of this new guidance were effective as of the beginning of our 2010 fiscal year, and the adoption did not have a material impact on our financial statements.

In the second quarter of 2010, the Patient Protection and Affordable Care Act (PPACA) was signed into law. The PPACA changes the tax treatment related to an existing retiree drug subsidy (RDS) available to sponsors of retiree health benefit plans that provide a benefit that is at least actuarially equivalent to the benefits under Medicare Part D. As a result of the PPACA, RDS payments will effectively become taxable in tax years beginning in 2013, by requiring the amount of the subsidy received to be offset against our deduction for health care expenses. The provisions of the PPACA required us to record the effect of this tax law change beginning in our second quarter of 2010, and consequently we recorded a one-time related tax charge of  $41 million in the second quarter of 2010. We continue to evaluate the longer-term impacts of this new legislation.

Restructuring, Impairment and Integration Charges	12 Months Ended
Dec. 25, 2010
Restructuring, Impairment and Integration Charges

Note 3 — Restructuring, Impairment and Integration Charges

In 2010, we incurred merger and integration charges of  $799 million related to our acquisitions of PBG and PAS, as well as advisory fees in connection with our acquisition of WBD.  $467 million of these charges were recorded in the PAB segment,  $111 million recorded in the Europe segment,  $191 million recorded in corporate unallocated expenses and  $30 million recorded in interest expense. All of these charges, other than the interest expense portion, were recorded in selling, general and administrative expenses. The merger and integration charges related to our acquisitions of PBG and PAS are being incurred to help create a more fully integrated supply chain and go-to-market business model, to improve the effectiveness and efficiency of the distribution of our brands and to enhance our revenue growth. These charges also include closing costs, one-time financing costs and advisory fees related to our acquisitions of PBG and PAS. In addition, we recorded  $9 million of merger–related charges, representing our share of the respective merger costs of PBG and PAS, in bottling equity income. Substantially all cash payments related to the above charges are expected to be paid by the end of 2011. In total, these charges had an after-tax impact of  $648 million or  $0.40 per share.

In 2009, we incurred  $50 million of charges related to the merger of PBG and PAS, of which substantially all was paid in 2009. In 2009, we also incurred charges of  $36 million ( $29 million after-tax or  $0.02 per share) in conjunction with our Productivity for Growth program that began in 2008. The program includes actions in all divisions of the business, including the closure of six plants that we believe will increase cost competitiveness across the supply chain, upgrade and streamline our product portfolio, and simplify the organization for more effective and timely decision-making. These charges were recorded in selling, general and administrative expenses. These initiatives were completed in the second quarter of 2009 and substantially all cash payments related to these charges were paid by the end of 2010.

In 2008, we incurred charges of  $543 million ( $408 million after-tax or  $0.25 per share) in conjunction with our Productivity for Growth program. Approximately  $455 million of the charge was recorded in selling, general and administrative expenses, with the remainder recorded in cost of sales.

A summary of our merger and integration activity in 2010 is as follows:

	Severance and Other Employee Costs(a)	Asset Impairment	Other Costs	Total
2010 merger and integration charges	$396	$132	$280	$808
Cash payments	(114)	—	(271)	(385)
Non-cash charges	(103)	(132)	16	(219)

Liability as of December 25, 2010	$179	$—	$25	$204

(a)	Primarily reflects termination costs for approximately 2,370 employees.

A summary of our restructuring and impairment charges in 2009 is as follows:

	Severance and Other Employee Costs(a)	Other Costs	Total
FLNA	$—	$1	$1
QFNA	—	2	2
LAF	3	—	3
PAB	6	10	16
Europe	2	—	2
AMEA	6	6	12

	$17	$19	$36

(a)	Primarily reflects termination costs for approximately 410 employees.

A summary of our restructuring and impairment charges in 2008 is as follows:

	Severance and Other Employee Costs	Asset Impairment	Other Costs	Total
FLNA	$35	$31	$15	$81
QFNA	27	10	21	58
LAF	30	8	2	40
PAB	68	92	129	289
Europe	39	6	5	50
AMEA	11	2	2	15
Corporate	2	—	8	10

	$212	$149	$182	$543

Severance and other employee costs primarily reflect termination costs for approximately 3,500 employees. Asset impairments relate to the closure of six plants and changes to our beverage product portfolio. Other costs include contract exit costs and third-party incremental costs associated with upgrading our product portfolio and our supply chain.

A summary of our Productivity for Growth program activity is as follows:

	Severance and Other Employee Costs	Asset Impairment	Other Costs	Total
2008 restructuring and impairment charges	$212	$149	$182	$543
Cash payments	(50)	—	(109)	(159)
Non-cash charge	(27)	(149)	(9)	(185)
Currency translation	(1)	—	—	(1)

Liability as of December 27, 2008	134	—	64	198
2009 restructuring and impairment charges	17	12	7	36
Cash payments	(128)	—	(68)	(196)
Currency translation	(14)	(12)	25	(1)

Liability as of December 26, 2009	9	—	28	37
Cash payments	(6)	—	(25)	(31)
Non-cash charge	(2)	—	(1)	(3)
Currency translation	—	—	(1)	(1)

Liability as of December 25, 2010	$1	$—	$1	$2

Property, Plant and Equipment and Intangible Assets	12 Months Ended
Dec. 25, 2010
Property, Plant and Equipment and Intangible Assets

Note 4 — Property, Plant and Equipment and Intangible Assets

	Average Useful Life	2010	2009	2008
Property, plant and equipment, net
Land and improvements	10 – 34yrs.	$1,976	$1,208
Buildings and improvements	15 – 44	7,054	5,080
Machinery and equipment, including fleet and software	5 – 15	22,091	17,183
Construction in progress		1,920	1,441

		33,041	24,912
Accumulated depreciation		(13,983)	(12,241)

		$19,058	$12,671

Depreciation expense		$2,124	$1,500	$1,422

Amortizable intangible assets, net
Acquired franchise rights	56– 60	$949	$—
Reacquired franchise rights	1– 14	110	—
Brands	5– 40	1,463	1,465
Other identifiable intangibles	10– 24	747	505

		3,269	1,970
Accumulated amortization		(1,244)	(1,129)

		$2,025	$841

Amortization expense		$117	$63	$64

Property, plant and equipment is recorded at historical cost. Depreciation and amortization are recognized on a straight-line basis over an asset's estimated useful life. Land is not depreciated and construction in progress is not depreciated until ready for service. Amortization of intangible assets for each of the next five years, based on existing intangible assets as of December 25, 2010 and using average 2010 foreign exchange rates, is expected to be  $121 million in 2011,  $114 million in 2012,  $106 million in 2013,  $89 million in 2014 and  $81 million in 2015.

Depreciable and amortizable assets are only evaluated for impairment upon a significant change in the operating or macroeconomic environment. In these circumstances, if an evaluation of the undiscounted cash flows indicates impairment, the asset is written down to its estimated fair value, which is based on discounted future cash flows. Useful lives are periodically evaluated to determine whether events or circumstances have occurred which indicate the need for revision. For additional unaudited information on our policies for amortizable brands, see "Our Critical Accounting Policies" in Management's Discussion and Analysis of Financial Condition and Results of Operations.

Nonamortizable Intangible Assets

Perpetual brands and goodwill are assessed for impairment at least annually. If the carrying amount of a perpetual brand exceeds its fair value, as determined by its discounted cash flows, an impairment loss is recognized in an amount equal to that excess. No impairment charges resulted from these impairment evaluations. The change in the book value of nonamortizable intangible assets is as follows:

	Balance, Beginning 2009	Acquisitions	Translation and Other	Balance, End of 2009	Acquisitions	Translation and Other	Balance, End of 2010
FLNA
Goodwill	$277	$6	$23	$306	$—	$7	$313
Brands	—	26	4	30	—	1	31

	277	32	27	336	—	8	344

QFNA
Goodwill	175	—	—	175	—	—	175

LAF
Goodwill	424	17	38	479	—	18	497
Brands	127	1	8	136	—	7	143

	551	18	46	615	—	25	640

PAB(a)
Goodwill	2,355	62	14	2,431	7,476	39	9,946
Reacquired franchise rights	—	—	—	—	7,229	54	7,283
Acquired franchise rights	—	—	—	—	660	905 (b)	1,565
Brands	59	48	5	112	66	4	182
Other	—	—	—	—	10	—	10

	2,414	110	19	2,543	15,441	1,002	18,986

Europe(a)
Goodwill	1,470	1,291	(136)	2,625	583	(168)	3,040
Reacquired franchise rights	—	—	—	—	810	(17)	793
Acquired franchise rights	—	—	—	—	232	(5)	227
Brands	844	572	(38)	1,378	88	(86)	1,380

	2,314	1,863	(174)	4,003	1,713	(276)	5,440

AMEA
Goodwill	423	4	91	518	116	56	690
Brands	98	—	28	126	26	17	169

	521	4	119	644	142	73	859

Total goodwill	5,124	1,380	30	6,534	8,175	(48)	14,661
Total reacquired franchise rights	—	—	—	—	8,039	37	8,076
Total acquired franchise rights	—	—	—	—	892	900	1,792
Total brands	1,128	647	7	1,782	180	(57)	1,905
Total other	—	—	—	—	10	—	10

	$6,252	$2,027	$37	$8,316	$17,296	$832	$26,444

(a)	Net increases in 2010 relate primarily to our acquisitions of PBG and PAS.
(b)	Includes $900 million related to our upfront payment to DPSG to manufacture and distribute Dr Pepper and certain other DPSG products.

Income Taxes	12 Months Ended
Dec. 25, 2010
Income Taxes

Note 5 — Income Taxes

		2010	2009	2008
Income before income taxes
U.S.		$4,008	$4,209	$3,274
Foreign		4,224	3,870	3,771

		$8,232	$8,079	$7,045

	Provision for income taxes
Current:	U.S. Federal	$932	$1,238	$815
	Foreign	728	473	732
	State	137	124	87

		1,797	1,835	1,634

Deferred:	U.S. Federal	78	223	313
	Foreign	18	21	(69)
	State	1	21	1

		97	265	245

		$1,894	$2,100	$1,879

	Tax rate reconciliation
	U.S. Federal statutory tax rate	35.0%	35.0%	35.0%
	State income tax, net of U.S. Federal tax benefit	1.1	1.2	0.8
	Lower taxes on foreign results	(9.4)	(7.9)	(8.0)
	Acquisitions of PBG and PAS	(3.1)	—	—
	Other, net	(0.6)	(2.3)	(1.1)

	Annual tax rate	23.0%	26.0%	26.7%

	Deferred tax liabilities
	Investments in noncontrolled affiliates	$74	$1,120
	Debt guarantee of wholly owned subsidiary	828	—
	Property, plant and equipment	1,984	1,056
	Intangible assets other than nondeductible goodwill	3,726	417
	Other	647	68

	Gross deferred tax liabilities	7,259	2,661

	Deferred tax assets
	Net carryforwards	1,264	624
	Stock-based compensation	455	410
	Retiree medical benefits	579	508
	Other employee-related benefits	527	442
	Pension benefits	291	179
	Deductible state tax and interest benefits	320	256
	Long-term debt obligations acquired	291	—
	Other	904	560

	Gross deferred tax assets	4,631	2,979
	Valuation allowances	(875)	(586)

	Deferred tax assets, net	3,756	2,393

	Net deferred tax liabilities	$3,503	$268

	2010	2009	2008
Deferred taxes included within:
Assets:
Prepaid expenses and other current assets	$554	$391
Other assets	—	—
Liabilities:
Deferred income taxes	$4,057	$659
Analysis of valuation allowances
Balance, beginning of year	$586	$657	$695
Provision/(Benefit)	75	(78)	(5)
Other additions/(deductions)	214	7	(33)

Balance, end of year	$875	$586	$657

For additional unaudited information on our income tax policies, including our reserves for income taxes, see "Our Critical Accounting Policies" in Management's Discussion and Analysis of Financial Condition and Results of Operations.

Reserves

A number of years may elapse before a particular matter, for which we have established a reserve, is audited and finally resolved. The number of years with open tax audits varies depending on the tax jurisdiction. Our major taxing jurisdictions and the related open tax audits are as follows:

•

U.S. – continue to dispute one matter related to tax years 1998 through 2002. During 2010, all but three issues were resolved for tax years 2003 through 2005. These three issues are currently under review by the IRS Appeals Division. Our U.S. tax returns for the years 2006 through 2007 are currently under audit;

•	Mexico – audits have been substantially completed for all taxable years through 2005;

•	United Kingdom – audits have been completed for all taxable years prior to 2008; and

•	Canada – domestic audits have been substantially completed for all taxable years through 2007. International audits have been completed for all taxable years through 2003.

While it is often difficult to predict the final outcome or the timing of resolution of any particular tax matter, we believe that our reserves reflect the probable outcome of known tax contingencies. We adjust these reserves, as well as the related interest, in light of changing facts and circumstances. Settlement of any particular issue would usually require the use of cash. Favorable resolution would be recognized as a reduction to our annual tax rate in the year of resolution. For further unaudited information on the impact of the resolution of open tax issues, see "Other Consolidated Results."

As of December 25, 2010, the total gross amount of reserves for income taxes, reported in other liabilities, was  $2,023 million. Any prospective adjustments to these reserves will be recorded as an increase or decrease to our provision for income taxes and would impact our effective tax rate. In addition, we accrue interest related to reserves for income taxes in our provision for income taxes and any associated penalties are recorded in selling, general and administrative expenses. The gross amount of interest accrued, reported in other liabilities, was  $570 million as of December 25, 2010, of which  $135 million was recognized in 2010. The gross amount of interest accrued was  $461 million as of December 26, 2009, of which  $30 million was recognized in 2009.

A rollforward of our reserves for all federal, state and foreign tax jurisdictions, is as follows:

	2010	2009
Balance, beginning of year	$1,731	$1,711
Additions for tax positions related to the current year	204	238
Additions for tax positions from prior years	517	79
Reductions for tax positions from prior years	(391)	(236)
Settlement payments	(30)	(64)
Statute of limitations expiration	(7)	(4)
Translation and other	(2)	7

Balance, end of year	$2,022 (a)	$1,731

(a)	Includes amounts related to our acquisitions of PBG and PAS.

Carryforwards and Allowances

Operating loss carryforwards totaling  $9.1 billion at year-end 2010 are being carried forward in a number of foreign and state jurisdictions where we are permitted to use tax operating losses from prior periods to reduce future taxable income. These operating losses will expire as follows:  $0.4 billion in 2011,  $6.5 billion between 2012 and 2030 and  $2.2 billion may be carried forward indefinitely. We establish valuation allowances for our deferred tax assets if, based on the available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Undistributed International Earnings

As of December 25, 2010, we had approximately  $26.6 billion of undistributed international earnings. We intend to continue to reinvest earnings outside the U.S. for the foreseeable future and, therefore, have not recognized any U.S. tax expense on these earnings.

Stock-Based Compensation	12 Months Ended
Dec. 25, 2010
Stock-Based Compensation

Note 6 — Stock-Based Compensation

Our stock-based compensation program is designed to attract and retain employees while also aligning employees' interests with the interests of our shareholders. Stock options and restricted stock units (RSU) are granted to employees under the shareholder-approved 2007 Long-Term Incentive Plan (LTIP), the only stock-based plan under which we currently grant stock options and RSUs. Stock-based compensation expense was  $352 million in 2010,  $227 million in 2009 and  $238 million in 2008. In 2010,  $299 million was recorded as stock-based compensation expense and  $53 million was included in merger and integration charges.  $86 million of the  $352 million recorded in 2010 was related to the unvested acquisition-related grants described below. Income tax benefits related to stock-based compensation expense and recognized in earnings were  $89 million in 2010,  $67 million in 2009 and  $71 million in 2008. At year-end 2010, 154 million shares were available for future stock-based compensation grants.

In connection with our acquisition of PBG, we issued 13.4 million stock options and 2.7 million RSUs at weighted-average grant prices of  $42.89 and  $62.30, respectively, to replace previously held PBG equity awards. In connection with our acquisition of PAS, we issued 0.4 million stock options at a weighted-average grant price of  $31.72 to replace previously held PAS equity awards. Our equity issuances included 8.3 million stock options and 0.6 million RSUs which were vested at the acquisition date and were included in the purchase price. The remaining 5.5 million stock options and 2.1 million RSUs issued are unvested and are being amortized over their remaining vesting period, up to 3 years.

As a result of our annual benefits review in 2010, the Company approved certain changes to our benefits programs to remain market competitive relative to other leading global companies. These changes included ending the Company's broad-based SharePower stock option program. Consequently, beginning in 2011, no new awards will be granted under the SharePower program. Outstanding SharePower awards from 2010 and earlier will continue to vest and be exercisable according to the terms and conditions of the program. See Note 7 for additional information regarding other related changes.

Method of Accounting and Our Assumptions

We account for our employee stock options under the fair value method of accounting using a Black-Scholes valuation model to measure stock option expense at the date of grant. All stock option grants have an exercise price equal to the fair market value of our common stock on the date of grant and generally have a 10-year term. We do not backdate, reprice or grant stock-based compensation awards retroactively. Repricing of awards would require shareholder approval under the LTIP.

The fair value of stock option grants is amortized to expense over the vesting period, generally three years. Executives who are awarded long-term incentives based on their performance are generally offered the choice of stock options or RSUs. Executives who elect RSUs receive one RSU for every four stock options that would have otherwise been granted. Senior officers do not have a choice and are granted 50% stock options and 50% performance-based RSUs. Vesting of RSU awards for senior officers is contingent upon the achievement of pre-established performance targets approved by the Compensation Committee of the Board of Directors. RSU expense is based on the fair value of PepsiCo stock on the date of grant and is amortized over the vesting period, generally three years. Each RSU is settled in a share of our stock after the vesting period.

Our weighted-average Black-Scholes fair value assumptions are as follows:

	2010	2009	2008
Expected life	5 yrs.	6 yrs.	6 yrs.
Risk free interest rate	2.3%	2.8%	3.0%
Expected volatility	17%	17%	16%
Expected dividend yield	2.8%	3.0%	1.9%

The expected life is the period over which our employee groups are expected to hold their options. It is based on our historical experience with similar grants. The risk free interest rate is based on the expected U.S. Treasury rate over the expected life. Volatility reflects movements in our stock price over the most recent historical period equivalent to the expected life. Dividend yield is estimated over the expected life based on our stated dividend policy and forecasts of net income, share repurchases and stock price.

A summary of our stock-based compensation activity for the year ended December 25, 2010 is presented below:

Our Stock Option Activity

	Options(a)	Average Price(b)	Average Life (years)(c)	Aggregate Intrinsic Value(d)
Outstanding at December 26, 2009	106,011	$51.68
Granted	26,858	54.09
Exercised	(23,940)	43.47
Forfeited/expired	(2,726)	55.85

Outstanding at December 25, 2010	106,203	$54.03	5.19	$1,281,596

Exercisable at December 25, 2010	67,304	$50.26	3.44	$1,040,510

(a)	Options are in thousands and include options previously granted under PBG, PAS and Quaker plans. No additional options or shares may be granted under the PBG, PAS and Quaker plans.

(b)	Weighted-average exercise price.

(c)	Weighted-average contractual life remaining.

(d)	In thousands.

Our RSU Activity

	RSUs(a)	Average Intrinsic Value(b)	Average Life (years)(c)	Aggregate Intrinsic Value(d)
Outstanding at December 26, 2009	6,092	$60.98
Granted	8,326	65.01
Converted	(3,183)	63.58
Forfeited/expired	(573)	62.50

Outstanding at December 25, 2010	10,662	$63.27	1.69	$700,397

(a)	RSUs are in thousands and include RSUs previously granted under a PBG plan. No additional RSUs or shares may be granted under the PBG plan.

(b)	Weighted-average intrinsic value at grant date.

(c)	Weighted-average contractual life remaining.

(d)	In thousands.

Other Stock-Based Compensation Data

	2010	2009	2008
Stock Options
Weighted-average fair value of options granted	$13.93	$7.02	$11.24
Total intrinsic value of options exercised(a)	$502,354	$194,545	$410,152

RSUs
Total number of RSUs granted(a)	8,326	2,653	2,135
Weighted-average intrinsic value of RSUs granted	$65.01	$53.22	$68.73
Total intrinsic value of RSUs converted(a)	$202,717	$124,193	$180,563

(a)	In thousands.

As of December 25, 2010, there was  $423 million of total unrecognized compensation cost related to nonvested share-based compensation grants. This unrecognized compensation is expected to be recognized over a weighted-average period of 2 years.

Pension, Retiree Medical and Savings Plans	12 Months Ended
Dec. 25, 2010
Pension, Retiree Medical and Savings Plans

Note 7 — Pension, Retiree Medical and Savings Plans

Our pension plans cover full-time employees in the U.S. and certain international employees. Benefits are determined based on either years of service or a combination of years of service and earnings. U.S. and Canada retirees are also eligible for medical and life insurance benefits (retiree medical) if they meet age and service requirements. Generally, our share of retiree medical costs is capped at specified dollar amounts, which vary based upon years of service, with retirees contributing the remainder of the costs.

Gains and losses resulting from actual experience differing from our assumptions, including the difference between the actual return on plan assets and the expected return on plan assets, and from changes in our assumptions are also determined at each measurement date. If this net accumulated gain or loss exceeds 10% of the greater of the market-related value of plan assets or plan liabilities, a portion of the net gain or loss is included in expense for the following year based upon the average remaining service period of active plan participants, which is approximately 11 years for pension expense and approximately 8 years for retiree medical expense. The cost or benefit of plan changes that increase or decrease benefits for prior employee service (prior service cost/(credit)) is included in earnings on a straight-line basis over the average remaining service period of active plan participants.

In connection with our acquisitions of PBG and PAS, we assumed sponsorship of pension and retiree medical plans that provide benefits to U.S. and certain international employees. Subsequently, during the third quarter of 2010, we merged the pension plan assets of the legacy PBG and PAS U.S. pension plans with those of PepsiCo into one master trust.

During 2010, the Compensation Committee of PepsiCo's Board of Directors approved certain changes to the U.S. pension and retiree medical plans, effective January 1, 2011. Pension plan design changes include implementing a new employer contribution to the 401(k) savings plan for all future salaried new hires of the Company, as salaried new hires are no longer eligible to participate in the defined benefit pension plan, as well as implementing a new defined benefit pension formula for certain hourly new hires of the Company. Pension plan design changes also include implementing a new employer contribution to the 401(k) savings plan for certain legacy PBG and PAS salaried employees (as such employees are also not eligible to participate in the defined benefit pension plan), as well as implementing a new defined benefit pension formula for certain legacy PBG and PAS hourly employees. The retiree medical plan design change includes phasing out Company subsidies of retiree medical benefits.

As a result of these changes, we remeasured our pension and retiree medical expenses and liabilities in the third quarter of 2010, which resulted in a one-time pre-tax curtailment gain of  $62 million included in retiree medical expense.

The provisions of both the PPACA and the Health Care and Education Reconciliation Act are reflected in our retiree medical expenses and liabilities and were not material to our financial statements.

Selected financial information for our pension and retiree medical plans is as follows:

	Pension				Retiree Medical
	2010	2009	2010	2009	2010	2009
	U.S.		International
Change in projected benefit liability
Liability at beginning of year	$6,606	$6,217	$1,709	$1,270	$1,359	$1,370
Acquisitions	2,161	—	90	—	396	—
Service cost	299	238	81	54	54	44
Interest cost	506	373	106	82	93	82
Plan amendments	28	—	—	—	(132)	—
Participant contributions	—	—	3	10	—	—
Experience loss/(gain)	583	70	213	221	95	(63)
Benefit payments	(375)	(296)	(69)	(50)	(100)	(80)
Settlement/curtailment gain	(2)	—	(3)	(8)	—	—
Special termination benefits	45	—	3	—	3	—
Foreign currency adjustment	—	—	(18)	130	2	6
Other	—	4	27	—	—	—

Liability at end of year	$9,851	$6,606	$2,142	$1,709	$1,770	$1,359

Change in fair value of plan assets
Fair value at beginning of year	$5,420	$3,974	$1,561	$1,165	$13	$—
Acquisitions	1,633	—	52	—	—	—
Actual return on plan assets	943	697	164	159	7	2
Employer contributions/funding	1,249	1,041	215	167	270	91
Participant contributions	—	—	3	10	—	—
Benefit payments	(375)	(296)	(69)	(50)	(100)	(80)
Settlement	—	—	(2)	(8)	—	—
Foreign currency adjustment	—	—	(28)	118	—	—
Other	—	4	—	—	—	—

Fair value at end of year	$8,870	$5,420	$1,896	$1,561	$190	$13

Funded status	$(981)	$(1,186)	$(246)	$(148)	$(1,580)	$(1,346)

Amounts recognized
Other assets	$47	$—	$66	$50	$—	$—
Other current liabilities	(54)	(36)	(10)	(1)	(145)	(105)
Other liabilities	(974)	(1,150)	(302)	(197)	(1,435)	(1,241)

Net amount recognized	$(981)	$(1,186)	$(246)	$(148)	$(1,580)	$(1,346)

Amounts included in accumulated other comprehensive loss (pre-tax)
Net loss	$2,726	$2,563	$767	$625	$270	$190
Prior service cost/(credit)	117	101	17	20	(150)	(102)

Total	$2,843	$2,664	$784	$645	$120	$88

Components of the increase/(decrease) in net loss
Change in discount rate	$556	$47	$213	$97	$101	$11
Employee-related assumption changes	4	—	(4)	70	8	(38)
Liability-related experience different from assumptions	43	23	5	51	(22)	(36)
Actual asset return different from expected return	(300)	(235)	(41)	(54)	(6)	(2)
Amortization of losses	(119)	(111)	(24)	(9)	(9)	(11)
Other, including foreign currency adjustments	(21)	13	(7)	49	8	—

Total	$163	$(263)	$142	$204	$80	$(76)

Liability at end of year for service to date	$9,163	$5,784	$1,743	$1,414

The components of benefit expense are as follows:

	Pension						Retiree Medical
	2010	2009	2008	2010	2009	2008	2010	2009	2008
	U.S.			International
Components of benefit expense
Service cost	$299	$238	$244	$81	$54	$61	$54	$44	$45
Interest cost	506	373	371	106	82	88	93	82	82
Expected return on plan assets	(643)	(462)	(416)	(123)	(105)	(112)	(1)	—	—
Amortization of prior service cost/(credit)	12	12	19	2	2	3	(22)	(17)	(13)
Amortization of net loss	119	110	55	24	9	19	9	11	7

	293	271	273	90	42	59	133	120	121
Settlement/curtailment (gain)/loss	(2)	(13)	3	1	3	3	(62)	—	—
Special termination benefits	45	—	31	3	—	2	3	—	3

Total	$336	$258	$307	$94	$45	$64	$74	$120	$124

The estimated amounts to be amortized from accumulated other comprehensive loss into benefit expense in 2011 for our pension and retiree medical plans are as follows:

	Pension		Retiree Medical
	U.S.	International
Net loss	$144	$39	$12
Prior service cost/(credit)	15	2	(28)

Total	$159	$41	$(16)

The following table provides the weighted-average assumptions used to determine projected benefit liability and benefit expense for our pension and retiree medical plans:

	Pension						Retiree Medical
	2010	2009	2008	2010	2009	2008	2010	2009	2008
	U.S.			International
Weighted-average assumptions
Liability discount rate	5.7%	6.1%	6.2%	5.5%	5.9%	6.3%	5.2%	6.1%	6.2%
Expense discount rate	6.0%	6.2%	6.5%	6.0%	6.3%	5.6%	5.8%	6.2%	6.5%
Expected return on plan assets	7.8%	7.8%	7.8%	7.1%	7.1%	7.2%	7.8%
Liability rate of salary increases	4.1%	4.4%	4.4%	4.1%	4.1%	4.1%
Expense rate of salary increases	4.4%	4.4%	4.6%	4.1%	4.2%	3.9%

The following table provides selected information about plans with liability for service to date and total benefit liability in excess of plan assets:

	Pension				Retiree Medical
	2010	2009	2010	2009	2010	2009
	U.S.		International
Selected information for plans with liability for service to date in excess of plan assets
Liability for service to date	$(525)	$(2,695)	$(610)	$(342)
Fair value of plan assets	$—	$2,220	$474	$309
Selected information for plans with projected benefit liability in excess of plan assets
Benefit liability	$(5,806)	$(6,603)	$(1,949)	$(1,566)	$(1,770)	$(1,359)
Fair value of plan assets	$4,778	$5,417	$1,638	$1,368	$190	$13

Of the total projected pension benefit liability at year-end 2010,  $747 million relates to plans that we do not fund because the funding of such plans does not receive favorable tax treatment.

Future Benefit Payments and Funding

Our estimated future benefit payments are as follows:

	2011	2012	2013	2014	2015	2016-20
Pension	$480	$500	$520	$560	$595	$3,770
Retiree medical(a)	$155	$155	$160	$165	$170	$875

(a)

Expected future benefit payments for our retiree medical plans do not reflect any estimated subsidies expected to be received under the 2003 Medicare Act. Subsidies are expected to be approximately  $11 million for each of the years from 2011 through 2015 and approximately  $90 million in total for 2016 through 2020.

These future benefits to beneficiaries include payments from both funded and unfunded pension plans.

In 2011, we expect to make pension contributions of approximately  $160 million, with up to approximately  $15 million expected to be discretionary. Our net cash payments for retiree medical are estimated to be approximately  $145 million in 2011.

Plan Assets

Pension

Our pension plan investment strategy includes the use of actively managed securities and is reviewed annually based upon plan liabilities, an evaluation of market conditions, tolerance for risk and cash requirements for benefit payments. Our investment objective is to ensure that funds are available to meet the plans' benefit obligations when they become due. Our overall investment strategy is to prudently invest plan assets in a well-diversified portfolio of equity and high-quality debt securities to achieve our long-term return expectations. Our investment policy also permits the use of derivative instruments which are primarily used to reduce risk. Our expected long-term rate of return on U.S. plan assets is 7.8%. Our target investment allocation is 40% for U.S. equity allocations, 20% for international equity allocations and 40% for fixed income allocations. Actual investment allocations may vary from our target investment allocations due to prevailing market conditions. We regularly review our actual investment allocations and periodically rebalance our investments to our target allocations. In an effort to enhance diversification, the pension plan divested its holdings of PepsiCo stock in the fourth quarter of 2010.

The expected return on pension plan assets is based on our pension plan investment strategy, our expectations for long-term rates of return by asset class, taking into account volatilities and correlation among asset classes, and our historical experience. We also review current levels of interest rates and inflation to assess the reasonableness of the long-term rates. We evaluate our expected return assumptions annually to ensure that they are reasonable. To calculate the expected return on pension plan assets, we use a market-related valuation method that recognizes investment gains or losses (the difference between the expected and actual return based on the market-related value of assets) for securities included in our equity strategies over a five-year period. This has the effect of reducing year-to-year volatility. For all other asset categories, the actual fair value is used for the market-related value of assets.

Retiree Medical

In 2010, we made nondiscretionary contributions of  $100 million to fund the payment of U.S. retiree medical claims. During the fourth quarter of 2010, we made a discretionary contribution of  $170 million to fund future U.S. retiree medical plan benefits. This contribution was invested consistent with the allocation of existing assets in the U.S. pension plan.

Fair Value

The guidance on fair value measurements defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions (inputs) used to price the assets. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment.

Plan assets measured at fair value as of fiscal year-end 2010 and 2009 are categorized consistently by level in both years, and are as follows:

	2010*				2009
	Total	Level 1	Level 2	Level 3	Total
U.S. plan assets
Equity securities:
PepsiCo common stock(a)	$—	$—	$—	$—	$332
U.S. common stock(a)	304	304	—	—	229
U.S. commingled funds(b)	3,426	—	3,426	—	1,387
International common stock(a)	834	834	—	—	700
International commingled fund(c)	992	—	992	—	114
Preferred stock(d)	4	—	4	—	4
Fixed income securities:
Government securities(d)	950	—	950	—	741
Corporate bonds(d)	2,374	—	2,374	—	1,214
Mortgage-backed securities(d)	20	—	20	—	201
Other:
Contracts with insurance companies(f)	28	—	—	28	9
Cash and cash equivalents	81	81	—	—	457

Sub-total U.S. plan assets	9,013	$1,219	$7,766	$28	5,388

Dividends and interest receivable	47				32

Total U.S. plan assets	$9,060				$5,420

International plan assets
Equity securities:
U.S. commingled funds(b)	$193	$—	$193	$—	$180
International commingled funds(c)	779	—	779	—	661
Fixed income securities:
Government securities(d)	184	—	184	—	139
Corporate bonds(d)	152	—	152	—	128
Fixed income commingled funds(e)	393	—	393	—	363
Other:
Contracts with insurance companies(f)	28	—	—	28	29
Currency commingled funds(g)	42	—	42	—	44
Cash and cash equivalents	120	120	—	—	17

Sub-total international plan assets	1,891	$120	$1,743	$28	1,561

Dividends and interest receivable	5				—

Total international plan assets	$1,896				$1,561

(a)	Based on quoted market prices in active markets.

(b)

Based on the fair value of the investments owned by these funds that track various U.S. large, mid-cap and small company indices. Includes one large-cap fund that represents 32% and 25%, respectively, of total U.S. plan assets for 2010 and 2009.

(c)	Based on the fair value of the investments owned by these funds that track various non-U.S. equity indices.

(d)

Based on quoted bid prices for comparable securities in the marketplace and broker/dealer quotes that are not observable. Corporate bonds of U.S.-based companies represent 22% and 18%, respectively, of total U.S. plan assets for 2010 and 2009.

(e)	Based on the fair value of the investments owned by these funds that track various government and corporate bond indices.

(f)	Based on the fair value of the contracts as determined by the insurance companies using inputs that are not observable.

(g)	Based on the fair value of the investments owned by these funds. Includes managed hedge funds that invest primarily in derivatives to reduce currency exposure.

*	2010 amounts include $190 million of retiree medical plan assets that are restricted for purposes of providing health benefits for U.S. retirees and their beneficiaries.

Retiree Medical Cost Trend Rates

An average increase of 7% in the cost of covered retiree medical benefits is assumed for 2011. This average increase is then projected to decline gradually to 5% in 2020 and thereafter. These assumed health care cost trend rates have an impact on the retiree medical plan expense and liability. However, the cap on our share of retiree medical costs limits the impact. In addition, beginning January 1, 2011, the Company will start phasing out company subsidies of retiree medical benefits. A 1-percentage-point change in the assumed health care trend rate would have the following effects:

	1% Increase	1% Decrease
2010 service and interest cost components	$5	$(4)
2010 benefit liability	$42	$(50)

Savings Plan

Our U.S. employees are eligible to participate in 401(k) savings plans, which are voluntary defined contribution plans. The plans are designed to help employees accumulate additional savings for retirement, and we make company matching contributions on a portion of eligible pay based on years of service. In 2010, in connection with our acquisitions of PBG and PAS, we also made company retirement contributions for certain employees on a portion of eligible pay based on years of service. In 2010 and 2009, our total contributions were  $135 million and  $72 million, respectively.

Beginning January 1, 2011, a new employer contribution to the 401(k) savings plan will become effective for certain eligible legacy PBG and PAS salaried employees as well as all future eligible salaried new hires of PepsiCo who are not eligible to participate in the defined benefit pension plan as a result of plan design changes approved during 2010.

For additional unaudited information on our pension and retiree medical plans and related accounting policies and assumptions, see "Our Critical Accounting Policies" in Management's Discussion and Analysis.

Noncontrolled Bottling Affiliates	12 Months Ended
Dec. 25, 2010
Noncontrolled Bottling Affiliates

Note 8 — Noncontrolled Bottling Affiliates

On February 26, 2010, we completed our acquisitions of PBG and PAS, at which time we gained control over their operations and began to consolidate their results. See Note 1. Prior to these acquisitions, PBG and PAS represented our most significant noncontrolled bottling affiliates. Sales to PBG in 2010 (prior to the acquisition date) represented less than 1% of our total net revenue in 2010, 6% of our total net revenue in 2009 and 7% of our total net revenue in 2008.

See Note 15 for additional information regarding our acquisitions of PBG and PAS.

The Pepsi Bottling Group

In addition to approximately 32% of PBG's outstanding common stock that we owned at year-end 2009, we owned 100% of PBG's class B common stock and approximately 7% of the equity of Bottling Group, LLC, PBG's principal operating subsidiary.

PBG's summarized financial information is as follows:

	2009	2008
Current assets	$3,412
Noncurrent assets	10,158

Total assets	$13,570

Current liabilities	$1,965
Noncurrent liabilities	7,896

Total liabilities	$9,861

Our investment	$1,775

Net revenue	$13,219	$13,796
Gross profit	$5,840	$6,210
Operating (loss)/income	$1,048	$649
Net (loss)/income attributable to PBG	$612	$162

Our investment in PBG, which included the related goodwill, was  $463 million higher than our ownership interest in their net assets less noncontrolling interests at year-end 2009.

During 2008, together with PBG, we jointly acquired Russia's leading branded juice company, Lebedyansky. See Note 14 for further information on this acquisition.

PepsiAmericas

At year-end 2009, we owned approximately 43% of the outstanding common stock of PAS.

PAS's summarized financial information is as follows:

	2009	2008
Current assets	$952
Noncurrent assets	4,141

Total assets	$5,093

Current liabilities	$669
Noncurrent liabilities	2,493

Total liabilities	$3,162

Our investment	$1,071

Net revenue	$4,421	$4,937
Gross profit	$1,767	$1,982
Operating (loss)/income	$381	$473
Net (loss)/income attributable to PAS	$181	$226

Our investment in PAS, which included the related goodwill, was  $322 million higher than our ownership interest in their net assets less noncontrolling interests at year-end 2009.

Related Party Transactions

Our significant related party transactions are with our noncontrolled bottling affiliates, including PBG and PAS prior to our acquisitions on February 26, 2010. All such amounts are settled on terms consistent with other trade receivables and payables. The transactions primarily consist of (1) selling concentrate to these affiliates, which they use in the production of CSDs and non-carbonated beverages, (2) selling certain finished goods to these affiliates, (3) receiving royalties for the use of our trademarks for certain products and (4) paying these affiliates to act as our manufacturing and distribution agent for product associated with our national account fountain customers. Sales of concentrate and finished goods are reported net of bottler funding. For further unaudited information on these bottlers, see "Our Customers" in Management's Discussion and Analysis of Financial Condition and Results of Operations. These transactions with our bottling affiliates are reflected in our consolidated financial statements as follows:

	2010(a)	2009	2008
Net revenue	$993	$3,922	$4,049
Cost of sales	$116	$634	$660
Selling, general and administrative expenses	$6	$24	$30
Accounts and notes receivable	$27	$254	$248
Accounts payable and other liabilities	$42	$285	$198

(a)

Includes transactions with PBG and PAS in 2010 prior to the date of acquisition. 2010 balance sheet information for PBG and PAS is not applicable as we consolidated their balance sheets at the date of acquisition.

We also coordinate, on an aggregate basis, the contract negotiations of sweeteners and other raw material requirements, including aluminum cans and plastic bottles and closures for certain of our independent bottlers. Once we have negotiated the contracts, the bottlers order and take delivery directly from the supplier and pay the suppliers directly. Consequently, these transactions are not reflected in our consolidated financial statements. As the contracting party, we could be liable to these suppliers in the event of any nonpayment by our bottlers, but we consider this exposure to be remote.

In addition, our joint ventures with Unilever (under the Lipton brand name) and Starbucks sell finished goods (ready-to-drink teas, coffees and water products) to our noncontrolled bottling affiliates. Consistent with accounting for equity method investments, our joint venture revenue is not included in our consolidated net revenue and therefore is not included in the above table.

In 2010, we repurchased  $357 million (5.5 million shares) of PepsiCo stock from the Master Trust which holds assets of PepsiCo's U.S. qualified pension plans at market value. See Note 7.

Debt Obligations and Commitments	12 Months Ended
Dec. 25, 2010
Debt Obligations and Commitments

Note 9 — Debt Obligations and Commitments

	2010	2009
Short-term debt obligations
Current maturities of long-term debt	$113	$102
Commercial paper (0.2%)	2,632	—
Notes due 2011 (4.4%)	1,513	—
Other borrowings (5.3% and 6.7%)	640	362

	$4,898	$464

Long-term debt obligations
Notes due 2012 (3.1% and 1.9%)	$2,437	$1,079
Notes due 2013 (3.0% and 3.7%)	2,110	999
Notes due 2014 (5.3% and 4.0%)	2,888	1,026
Notes due 2015 (2.6%)	1,617	—
Notes due 2016-2040 (4.9% and 5.4%)	10,828	4,056
Zero coupon notes, due 2011-2012 (13.3%)	136	192
Other, due 2011-2019 (4.8% and 8.4%)	96	150

	20,112	7,502
Less: current maturities of long-term debt obligations	(113)	(102)

	$19,999	$7,400

The interest rates in the above table reflect weighted-average rates at year-end.

In the first quarter of 2010, we issued  $1.25 billion of floating rate notes maturing in 2011 which bear interest at a rate equal to the three-month London Inter-Bank Offered Rate (LIBOR) plus 3 basis points,  $1.0 billion of 3.10% senior notes maturing in 2015,  $1.0 billion of 4.50% senior notes maturing in 2020 and  $1.0 billion of 5.50% senior notes maturing in 2040. A portion of the net proceeds from the issuance of these notes was used to finance our acquisitions of PBG and PAS and the remainder was used for general corporate purposes.

On February 26, 2010, in connection with the transactions contemplated by the PBG merger agreement, Pepsi-Cola Metropolitan Bottling Company, Inc. (Metro) assumed the due and punctual payment of the principal of (and premium, if any) and interest on PBG's 7.00% senior notes due March 1, 2029 ( $1 billion principal amount of which are outstanding). These notes are guaranteed by Bottling Group, LLC and PepsiCo.

On February 26, 2010, in connection with the transactions contemplated by the PAS merger agreement, Metro assumed the due and punctual payment of the principal of (and premium, if any) and interest on PAS's 7.625% notes due 2015 ( $9 million principal amount of which are outstanding), 7.29% notes due 2026 ( $100 million principal amount of which are outstanding), 7.44% notes due 2026 ( $25 million principal amount of which are outstanding), 4.50% notes due 2013 ( $150 million principal amount of which are outstanding), 5.625% notes due 2011 ( $250 million principal amount of which are outstanding), 5.75% notes due 2012 ( $300 million principal amount of which are outstanding), 4.375% notes due 2014 ( $350 million principal amount of which are outstanding), 4.875% notes due 2015 ( $300 million principal amount of which are outstanding), 5.00% notes due 2017 ( $250 million principal amount of which are outstanding) and 5.50% notes due 2035 ( $250 million principal amount of which are outstanding). These notes are guaranteed by PepsiCo.

On February 26, 2010, as a result of the transactions contemplated by the PBG merger agreement, Bottling Group, LLC became a wholly owned subsidiary of Metro. Bottling Group, LLC's 4.625% senior notes due 2012 ( $1 billion principal amount of which are outstanding), 4.125% senior notes due 2015 ( $250 million principal amount of which are outstanding), 5.00% senior notes due 2013 ( $400 million principal amount of which are outstanding), 5.50% senior notes due 2016 ( $800 million principal amount of which are outstanding), 6.95% senior notes due 2014 ( $1.3 billion principal amount of which are outstanding) and 5.125% senior notes due 2019 ( $750 million principal amount of which are outstanding) are guaranteed by PepsiCo.

As of December 25, 2010, the long-term debt acquired from our anchor bottlers (including debt previously issued by PBG, Bottling Group, LLC and PAS) in connection with our acquisitions of PBG and PAS has a total face value of approximately  $7,484 million (fair value of  $8,472 million) with a weighted-average stated interest rate of 5.7%. This acquired debt has a remaining weighted-average maturity of 6.6 years. See Note 15.

In the third quarter of 2010, we entered into a  $2,575 million 364-day unsecured revolving credit agreement which expires in June 2011. We may request renewal of this facility for an additional 364-day period or convert any amounts outstanding into a term loan for a period of up to one year, which would mature no later than June 2012. This agreement replaced our  $1,975 million 364-day unsecured revolving credit agreement and a  $540 million amended PAS credit facility and is in addition to our existing  $2,000 million unsecured revolving credit agreement and the  $1,080 million amended PBG credit facility, both of which expire in 2012. Funds borrowed under these agreements may be used for general corporate purposes, including but not limited to repayment of our outstanding commercial paper, working capital, capital investments and/or acquisitions. Borrowings under the amended PBG credit facility are guaranteed by PepsiCo. Our lines of credit remain unused as of December 25, 2010.

In the fourth quarter of 2010, we paid  $672 million in a cash tender offer to repurchase  $500 million (aggregate principal amount) of our 7.90% senior unsecured notes maturing in 2018. As a result of this debt repurchase, we recorded a  $178 million charge to interest expense, primarily representing the premium paid in the tender offer.

In the fourth quarter of 2010, we issued  $500 million of 0.875% senior unsecured notes maturing in 2013,  $1.0 billion of 3.125% senior unsecured notes maturing in 2020 and  $750 million of 4.875% senior unsecured notes maturing in 2040. A portion of the net proceeds from the issuance of these notes was used to finance the debt repurchase and the remainder was used for general corporate purposes.

In addition, as of December 25, 2010,  $657 million of our debt related to borrowings from various lines of credit that are maintained for our international divisions. These lines of credit are subject to normal banking terms and conditions and are fully committed at least to the extent of our borrowings.

Long-Term Contractual Commitments (a)

	Payments Due by Period
	Total	2011	2012 – 2013	2014 – 2015	2016 and beyond
Long-term debt obligations(b)	$19,337	$—	$4,569	$4,322	$10,446
Interest on debt obligations(c)	7,746	809	1,480	1,075	4,382
Operating leases	1,676	390	543	320	423
Purchasing commitments	2,433	765	1,159	481	28
Marketing commitments	824	294	268	151	111

	$32,016	$2,258	$8,019	$6,349	$15,390

(a)

Reflects non-cancelable commitments as of December 25, 2010 based on year-end foreign exchange rates and excludes any reserves for uncertain tax positions as we are unable to reasonably predict the ultimate amount or timing of settlement.

(b)	Excludes $662 million related to the fair value step-up of debt acquired in connection with our acquisitions of PBG and PAS, as well as $113 million related to current maturities of long-term debt.

(c)	Interest payments on floating-rate debt are estimated using interest rates effective as of December 25, 2010.

Most long-term contractual commitments, except for our long-term debt obligations, are not recorded on our balance sheet. Non-cancelable operating leases primarily represent building leases. Non-cancelable purchasing commitments are primarily for packaging materials, oranges and orange juice. Non-cancelable marketing commitments are primarily for sports marketing. Bottler funding to independent bottlers is not reflected in our long-term contractual commitments as it is negotiated on an annual basis. Accrued liabilities for pension and retiree medical plans are not reflected in our long-term contractual commitments because they do not represent expected future cash outflows. See Note 7 for additional information regarding our pension and retiree medical obligations.

Off-Balance-Sheet Arrangements

It is not our business practice to enter into off-balance-sheet arrangements, other than in the normal course of business. See Note 8 regarding contracts related to certain of our bottlers.

See "Our Liquidity and Capital Resources" in Management's Discussion and Analysis of Financial Condition and Results of Operations for further unaudited information on our borrowings.

Financial Instruments	12 Months Ended
Dec. 25, 2010
Financial Instruments

Note 10 — Financial Instruments

We are exposed to market risks arising from adverse changes in:

•	commodity prices, affecting the cost of our raw materials and energy,

•	foreign exchange risks, and

•	interest rates.

In the normal course of business, we manage these risks through a variety of strategies, including the use of derivatives. Certain derivatives are designated as either cash flow or fair value hedges and qualify for hedge accounting treatment, while others do not qualify and are marked to market through earnings. Cash flows from derivatives used to manage commodity, foreign exchange or interest risks are classified as operating activities. See "Our Business Risks" in Management's Discussion and Analysis of Financial Condition and Results of Operations for further unaudited information on our business risks.

For cash flow hedges, changes in fair value are deferred in accumulated other comprehensive loss within common shareholders' equity until the underlying hedged item is recognized in net income. For fair value hedges, changes in fair value are recognized immediately in earnings, consistent with the underlying hedged item. Hedging transactions are limited to an underlying exposure. As a result, any change in the value of our derivative instruments would be substantially offset by an opposite change in the value of the underlying hedged items. Hedging ineffectiveness and a net earnings impact occur when the change in the value of the hedge does not offset the change in the value of the underlying hedged item. Ineffectiveness of our hedges is not material. If the derivative instrument is terminated, we continue to defer the related gain or loss and then include it as a component of the cost of the underlying hedged item. Upon determination that the underlying hedged item will not be part of an actual transaction, we recognize the related gain or loss in net income immediately.

We also use derivatives that do not qualify for hedge accounting treatment. We account for such derivatives at market value with the resulting gains and losses reflected in our income statement. We do not use derivative instruments for trading or speculative purposes. We perform assessments of our counterparty credit risk regularly, including a review of credit ratings, credit default swap rates and potential nonperformance of the counterparty. Based on our most recent assessment of our counterparty credit risk, we consider this risk to be low. In addition, we enter into derivative contracts with a variety of financial institutions that we believe are creditworthy in order to reduce our concentration of credit risk and generally settle with these financial institutions on a net basis.

Commodity Prices

We are subject to commodity price risk because our ability to recover increased costs through higher pricing may be limited in the competitive environment in which we operate. This risk is managed through the use of fixed-price purchase orders, pricing agreements, geographic diversity and derivatives. We use derivatives, with terms of no more than three years, to economically hedge price fluctuations related to a portion of our anticipated commodity purchases, primarily for natural gas, diesel fuel and aluminum. For those derivatives that qualify for hedge accounting, any ineffectiveness is recorded immediately in corporate unallocated expenses. We classify both the earnings and cash flow impact from these derivatives consistent with the underlying hedged item. During the next 12 months, we expect to reclassify net gains of  $12 million related to these hedges from accumulated other comprehensive loss into net income. Derivatives used to hedge commodity price risk that do not qualify for hedge accounting are marked to market each period and reflected in our income statement.

Our open commodity derivative contracts that qualify for hedge accounting had a face value of  $590 million as of December 25, 2010 and  $151 million as of December 26, 2009. These contracts resulted in net unrealized gains of  $46 million as of December 25, 2010 and net unrealized losses of  $29 million as of December 26, 2009.

Our open commodity derivative contracts that do not qualify for hedge accounting had a face value of  $266 million as of December 25, 2010 and  $231 million as of December 26, 2009. These contracts resulted in net gains of  $26 million in 2010 and net losses of  $57 million in 2009.

Foreign Exchange

Financial statements of foreign subsidiaries are translated into U.S. dollars using period-end exchange rates for assets and liabilities and weighted-average exchange rates for revenues and expenses. Adjustments resulting from translating net assets are reported as a separate component of accumulated other comprehensive loss within common shareholders' equity as currency translation adjustment.

Our operations outside of the U.S. generate over 45% of our net revenue, with Mexico, Canada, Russia and the United Kingdom comprising approximately 20% of our net revenue. As a result, we are exposed to foreign currency risks. We also enter into derivatives, primarily forward contracts with terms of no more than two years, to manage our exposure to foreign currency transaction risk. Exchange rate gains or losses related to foreign currency transactions are recognized as transaction gains or losses in our income statement as incurred.

Our foreign currency derivatives had a total face value of  $1.7 billion as of December 25, 2010 and  $1.2 billion as of December 26, 2009. The contracts that qualify for hedge accounting resulted in net unrealized losses of  $15 million as of December 25, 2010 and  $20 million as of December 26, 2009. During the next 12 months, we expect to reclassify net losses of  $14 million related to these hedges from accumulated other comprehensive loss into net income. The contracts that do not qualify for hedge accounting resulted in net losses of  $6 million in 2010 and a net gain of  $1 million in 2009. All losses and gains were offset by changes in the underlying hedged items, resulting in no net material impact on earnings.

Interest Rates

We centrally manage our debt and investment portfolios considering investment opportunities and risks, tax consequences and overall financing strategies. We use various interest rate derivative instruments including, but not limited to, interest rate swaps, cross currency interest rate swaps, Treasury locks and swap locks to manage our overall interest expense and foreign exchange risk. These instruments effectively change the interest rate and currency of specific debt issuances. Certain of our fixed rate indebtedness has been swapped to floating rates. The notional amount, interest payment and maturity date of the interest rate and cross currency swaps match the principal, interest payment and maturity date of the related debt. Our Treasury locks and swap locks are entered into to protect against unfavorable interest rate changes relating to forecasted debt transactions.

The notional amounts of the interest rate derivative instruments outstanding as of December 25, 2010 and December 26, 2009 were  $9.23 billion and  $5.75 billion, respectively. For those interest rate derivative instruments that qualify for cash flow hedge accounting, any ineffectiveness is recorded immediately. We classify both the earnings and cash flow impact from these interest rate derivative instruments consistent with the underlying hedged item. During the next 12 months, we expect to reclassify net losses of  $13 million related to these hedges from accumulated other comprehensive loss into net income.

As of December 25, 2010, approximately 43% of total debt (including indebtedness acquired in our acquisitions of PBG and PAS), after the impact of the related interest rate derivative instruments, was exposed to variable rates compared to 57% as of December 26, 2009.

Fair Value Measurements

The fair values of our financial assets and liabilities as of December 25, 2010 and December 26, 2009 are categorized as follows:

	2010		2009
	Assets(a)	Liabilities(a)	Assets(a)	Liabilities(a)
Available-for-sale securities(b)	$636	$—	$71	$—
Short-term investments – index funds(c)	$167	$—	$120	$—
Deferred compensation(d)	$—	$559	$—	$461
Derivatives designated as hedging instruments:
Forward exchange contracts(e)	$8	$23	$11	$31
Interest rate derivatives(f)	284	12	177	43
Commodity contracts – other(g)	70	2	8	5
Commodity contracts – futures(h)	1	23	—	32

	$363	$60	$196	$111
Derivatives not designated as hedging instruments:
Forward exchange contracts(e)	$1	$7	$4	$2
Interest rate derivatives(f)	6	45	—	—
Commodity contracts – other(g)	28	1	7	60
Commodity contracts – futures(h)	—	1	—	3
Prepaid forward contracts(i)	48	—	46	—

	$83	$54	$57	$65

Total derivatives at fair value	$446	$114	$253	$176

Total	$1,249	$673	$444	$637

a)

Financial assets are classified on our balance sheet within other assets, with the exception of short-term investments. Financial liabilities are classified on our balance sheet within other current liabilities and other liabilities. Unless specifically indicated, all financial assets and liabilities are categorized as Level 2 assets or liabilities.

b)	Based on the price of common stock. Categorized as a Level 1 asset.

c)	Based on price changes in index funds used to manage a portion of market risk arising from our deferred compensation liability. Categorized as a Level 1 asset.

d)

Based on the fair value of investments corresponding to employees' investment elections. At December 25, 2010 and December 26, 2009,  $170 million and  $121 million, respectively, are categorized as Level 1 liabilities. The remaining balances are categorized as Level 2 liabilities.

e)	Based on observable market transactions of spot and forward rates.

f)	Based on LIBOR and recently reported transactions in the marketplace.

g)	Based on recently reported transactions in the marketplace, primarily swap arrangements.

h)	Based on average prices on futures exchanges. Categorized as a Level 1 asset or liability.

i)	Based primarily on the price of our common stock.

The effective portion of the pre-tax (gains)/losses on our derivative instruments are categorized in the tables below.

	Fair Value/Non- designated Hedges		Cash Flow Hedges
	Losses/(Gains) Recognized in Income Statement(a)		Losses/(Gains) Recognized in Accumulated Other Comprehensive Loss		Losses/(Gains) Reclassified from Accumulated Other Comprehensive Loss into Income Statement(b)
	2010	2009	2010	2009	2010	2009
Forward exchange contracts	$6	$(29)	$26	$75	$40	$(64)
Interest rate derivatives	(104)	206	75	32	7	—
Prepaid forward contracts	(4)	(5)	—	—	—	—
Commodity contracts	(30)	(274)	(32)	(1)	28	90

Total	$(132)	$(102)	$69	$106	$75	26

(a)	Interest rate gains/losses are included in interest expense in our income statement. All other gains/losses are included in corporate unallocated expenses.

(b)	Interest rate losses are included in interest expense in our income statement. All other gains/losses are included in cost of sales in our income statement.

The carrying amounts of our cash and cash equivalents and short-term investments approximate fair value due to the short-term maturity. Short-term investments consist principally of short-term time deposits and index funds used to manage a portion of market risk arising from our deferred compensation liability. The fair value of our debt obligations as of December 25, 2010 and December 26, 2009 was  $25.9 billion and  $8.6 billion, respectively, based upon prices of similar instruments in the marketplace.

The above table excludes guarantees. See Note 9 for additional information on our guarantees.

Net Income Attributable to PepsiCo per Common Share	12 Months Ended
Dec. 25, 2010
Net Income Attributable to PepsiCo per Common Share

Note 11 — Net Income Attributable to PepsiCo per Common Share

Basic net income attributable to PepsiCo per common share is net income available for PepsiCo common shareholders divided by the weighted average of common shares outstanding during the period. Diluted net income attributable to PepsiCo per common share is calculated using the weighted average of common shares outstanding adjusted to include the effect that would occur if in-the-money employee stock options were exercised and RSUs and preferred shares were converted into common shares. Options to purchase 24.4 million shares in 2010, 39.0 million shares in 2009 and 9.8 million shares in 2008 were not included in the calculation of diluted earnings per common share because these options were out-of-the-money. Out-of-the-money options had average exercise prices of  $67.26 in 2010,  $61.52 in 2009 and  $67.59 in 2008.

The computations of basic and diluted net income attributable to PepsiCo per common share are as follows:

	2010		2009		2008
	Income	Shares(a)	Income	Shares(a)	Income	Shares(a)
Net income attributable to PepsiCo	$6,320		$5,946		$5,142
Preferred shares:
Dividends	(1)		(1)		(2)
Redemption premium	(5)		(5)		(6)

Net income available for PepsiCo common shareholders	$6,314	1,590	$5,940	1,558	$5,134	1,573

Basic net income attributable to PepsiCo per common share	$3.97		$3.81		$3.26

Net income available for PepsiCo common shareholders	$6,314	1,590	$5,940	1,558	$5,134	1,573
Dilutive securities:
Stock options and RSUs	—	23	—	17	—	27
ESOP convertible preferred stock	6	1	6	2	8	2

Diluted	$6,320	1,614	$5,946	1,577	$5,142	1,602

Diluted net income attributable to PepsiCo per common share	$3.91		$3.77		$3.21

(a)	Weighted-average common shares outstanding (in millions).

Preferred Stock	12 Months Ended
Dec. 25, 2010
Preferred Stock

Note 12 — Preferred Stock

As of December 25, 2010 and December 26, 2009, there were 3 million shares of convertible preferred stock authorized. The preferred stock was issued for an ESOP established by Quaker and these shares are redeemable for common stock by the ESOP participants. The preferred stock accrues dividends at an annual rate of  $5.46 per share. At year-end 2010 and 2009, there were 803,953 preferred shares issued and 227,653 and 243,553 shares outstanding, respectively. The outstanding preferred shares had a fair value of  $74 million as of December 25, 2010 and  $73 million as of December 26, 2009. Each share is convertible at the option of the holder into 4.9625 shares of common stock. The preferred shares may be called by us upon written notice at  $78 per share plus accrued and unpaid dividends. Quaker made the final award to its ESOP plan in June 2001.

	2010		2009		2008
	Shares(a)	Amount	Shares(a)	Amount	Shares(a)	Amount
Preferred stock	0.8	$41	0.8	$41	0.8	$41

Repurchased preferred stock
Balance, beginning of year	0.6	$145	0.5	$138	0.5	$132
Redemptions	—	5	0.1	7	—	6

Balance, end of year	0.6	$150	0.6	$145	0.5	$138

(a)	In millions.

Accumulated Other Comprehensive Loss Attributable to PepsiCo	12 Months Ended
Dec. 25, 2010
Accumulated Other Comprehensive Loss Attributable to PepsiCo

Note 13 — Accumulated Other Comprehensive Loss Attributable to PepsiCo

Comprehensive income is a measure of income which includes both net income and other comprehensive income or loss. Other comprehensive income or loss results from items deferred from recognition into our income statement. Accumulated other comprehensive loss is separately presented on our balance sheet as part of common shareholders' equity. Other comprehensive income/(loss) attributable to PepsiCo was  $164 million in 2010,  $900 million in 2009 and  $(3,793) million in 2008. The accumulated balances for each component of other comprehensive loss attributable to PepsiCo were as follows:

	2010	2009	2008
Currency translation adjustment	$(1,159)	$(1,471)	$(2,271)
Cash flow hedges, net of tax(a)	(100)	(42)	(14)
Unamortized pension and retiree medical, net of tax(b)	(2,442)	(2,328)	(2,435)
Unrealized gain on securities, net of tax	70	47	28
Other	1	—	(2)

Accumulated other comprehensive loss attributable to PepsiCo	$(3,630)	$(3,794)	$(4,694)

(a)	Includes $23 million after-tax gain in 2009 and $17 million after-tax loss in 2008 for our share of our equity investees' accumulated derivative activity.

(b)

Net of taxes of  $1,322 million in 2010,  $1,211 million in 2009 and  $1,288 million in 2008. Includes  $51 million decrease to the opening balance of accumulated other comprehensive loss attributable to PepsiCo in 2008 due to a change in measurement date for our pension and retiree medical plans.

Supplemental Financial Information	12 Months Ended
Dec. 25, 2010
Supplemental Financial Information

Note 14 — Supplemental Financial Information

	2010	2009	2008
Accounts receivable
Trade receivables	$5,514	$4,026
Other receivables	953	688

	6,467	4,714

Allowance, beginning of year	90	70	$69
Net amounts charged to expense	12	40	21
Deductions (a)	(37)	(21)	(16)
Other (b)	79	1	(4)

Allowance, end of year	144	90	$70

Net receivables	$6,323	$4,624

Inventories (c)
Raw materials	$1,654	$1,274
Work-in-process	128	165
Finished goods	1,590	1,179

	$3,372	$2,618

(a)	Includes accounts written off.

(b)	Includes adjustments related to our acquisitions of PBG and PAS, currency translation effects and other adjustments.

(c)

Inventories are valued at the lower of cost or market. Cost is determined using the average, first-in, first-out (FIFO) or last-in, first-out (LIFO) methods. Approximately 8% in 2010 and 10% in 2009 of the inventory cost was computed using the LIFO method. The differences between LIFO and FIFO methods of valuing these inventories were not material.

	2010	2009
Other assets
Noncurrent notes and accounts receivable	$165	$118
Deferred marketplace spending	203	182
Unallocated purchase price for recent acquisitions	—	143
Pension plans	121	64
Other investments (a)	653	89
Other	547	369

	$1,689	$965

Accounts payable and other current liabilities
Accounts payable	$3,865	$2,881
Accrued marketplace spending	1,841	1,656
Accrued compensation and benefits	1,779	1,291
Dividends payable	766	706
Other current liabilities	2,672	1,593

	$10,923	$8,127

(a)	In 2010, includes our investment in WBD of $549 million. This investment is accounted for as an available-for-sale security with any unrealized gains or losses recorded in other comprehensive income.

	2010	2009	2008
Other supplemental information
Rent expense	$526	$412	$357
Interest paid	$1,043	$456	$359
Income taxes paid, net of refunds	$1,495	$1,498	$1,477
Acquisitions(a)
Fair value of assets acquired	$27,665	$851	$2,907
Cash paid, net of cash acquired	(3,044)	(466)	(1,925)
Equity issued	(4,451)	—	—
Previously held equity interests in PBG and PAS	(4,293)	—	—

Liabilities and noncontrolling interests assumed	$15,877	$385	$982

(a)	In 2010, amounts primarily reflect our acquisitions of PBG and PAS. During 2008, together with PBG, we jointly acquired Lebedyansky, for a total purchase price of $1.8 billion.

Acquisitions	12 Months Ended
Dec. 25, 2010
Acquisitions

Note 15 — Acquisitions

PBG and PAS

On August 3, 2009, we entered into a Merger Agreement (the PBG Merger Agreement) with PBG and Metro pursuant to which PBG merged with and into Metro, with Metro continuing as the surviving corporation and a wholly owned subsidiary of PepsiCo. Also on August 3, 2009, we entered into a Merger Agreement (the PAS Merger Agreement and together with the PBG Merger Agreement, the Merger Agreements) with PAS and Metro pursuant to which PAS merged with and into Metro, with Metro continuing as the surviving corporation and a wholly owned subsidiary of PepsiCo. On February 26, 2010, we acquired PBG and PAS to create a more fully integrated supply chain and go-to-market business model, improving the effectiveness and efficiency of the distribution of our brands and enhancing our revenue growth. The total purchase price was approximately  $12.6 billion, which included  $8.3 billion of cash and equity and the fair value of our previously held equity interests in PBG and PAS of  $4.3 billion.

Under the terms of the PBG Merger Agreement, each outstanding share of common stock of PBG not held by Metro, PepsiCo or a subsidiary of PepsiCo or held by PBG as treasury stock (each, a "PBG Share") was canceled and converted into the right to receive, at the holder's election, either 0.6432 shares of common stock of PepsiCo (the "PBG Per Share Stock Consideration") or  $36.50 in cash, without interest (the "PBG Cash Election Price"), subject to proration provisions which provide that an aggregate 50% of such outstanding PBG Shares were converted into the right to receive common stock of PepsiCo and an aggregate 50% of such outstanding PBG Shares were converted into the right to receive cash and each PBG Share and share of Class B common stock of PBG held by Metro, PepsiCo or a subsidiary of PepsiCo was canceled or converted to the right to receive 0.6432 shares of common stock of PepsiCo. Under the terms of the PAS Merger Agreement, each outstanding share of common stock of PAS not held by Metro, PepsiCo or a subsidiary of PepsiCo or held by PAS as treasury stock (each, a "PAS Share") was canceled and converted into the right to receive, at the holder's election, either 0.5022 shares of common stock of PepsiCo (the "PAS Per Share Stock Consideration") or  $28.50 in cash, without interest (the "PAS Cash Election Price"), subject to proration provisions which provide that an aggregate 50% of such outstanding PAS Shares were converted into the right to receive common stock of PepsiCo and an aggregate 50% of such outstanding PAS Shares were converted into the right to receive cash and each PAS Share held by Metro, PepsiCo or a subsidiary of PepsiCo was canceled or converted into the right to receive 0.5022 shares of common stock of PepsiCo.

Under the terms of the applicable Merger Agreement, each PBG or PAS stock option was converted into an adjusted PepsiCo stock option to acquire a number of shares of PepsiCo common stock, determined by multiplying the number of shares of PBG or PAS common stock subject to the PBG or PAS stock option by an exchange ratio (the "Closing Exchange Ratio") equal to the closing price of a share of PBG or PAS common stock on the business day immediately before the acquisition date divided by the closing price of a share of PepsiCo common stock on the business day immediately before the acquisition date. The exercise price per share of PepsiCo common stock subject to the adjusted PepsiCo stock option is equal to the per share exercise price of PBG or PAS stock option divided by the Closing Exchange Ratio.

Under the terms of the PBG Merger Agreement, each PBG restricted stock unit (RSU) was adjusted so that its holder is entitled to receive, upon settlement, a number of shares of PepsiCo common stock equal to the number of shares of PBG common stock subject to the PBG RSU multiplied by the PBG Per Share Stock Consideration. PBG performance-based RSUs were converted into PepsiCo RSUs based on 100% target achievement, and, following conversion, remain subject to continued service of the holder. Each PBG RSU held by a non-employee director was vested and canceled at the acquisition date, and, in exchange for cancellation of the PBG RSU, the holder received the PBG Per Share Stock Consideration for each share of PBG common stock subject to the PBG RSU.

Under the terms of the PAS Merger Agreement, each cash-settled PAS RSU was canceled in exchange for a cash payment equal to the closing price of a share of PAS common stock on the business day immediately before the closing of the PAS merger for each share of PAS common stock subject to each PAS RSU. Each PAS restricted share was converted into either the PAS Per Share Stock Consideration or the PAS Cash Election Price, at the election of the holder, with the same proration procedures applicable to PAS stockholders described above.

Pursuant to the terms of PBG's executive retention arrangements, PBG equity awards granted to certain executives prior to the PBG merger vest immediately upon a qualifying termination of the executive's employment except for certain PBG executives whose equity awards vested immediately at the effective time of the PBG merger pursuant to the terms of PepsiCo's executive retention agreements. Each PAS equity award granted prior to the PAS merger vested immediately at the effective time of the PAS merger pursuant to the original terms of the awards.

Prior to the acquisitions, we had equity investments in PBG and PAS. In addition to approximately 32% of PBG's outstanding common stock that we owned at year-end 2009, we owned 100% of PBG's class B common stock and approximately 7% of the equity of Bottling Group, LLC, PBG's principal operating subsidiary. At year-end 2009, we owned approximately 43% of the outstanding common stock of PAS.

The guidance on accounting for business combinations requires that an acquirer remeasure its previously held equity interest in an acquiree at its acquisition date fair value and recognize the resulting gain or loss in earnings. Thus, in connection with our acquisitions of PBG and PAS, the carrying amounts of our previously held equity interests in PBG and PAS were revalued to fair value at the acquisition date, resulting in a gain in the first quarter of 2010 of  $958 million, comprising  $735 million which is non-taxable and recorded in bottling equity income and  $223 million related to the reversal of deferred tax liabilities associated with these previously held equity interests.

As discussed in Note 9, in January 2010, we issued  $4.25 billion of fixed and floating rate notes. A portion of the net proceeds from the issuance of these notes was used to finance our acquisitions of PBG and PAS.

Our actual stock price on February 25, 2010 (the last trading day prior to the closing of the acquisitions) was used to determine the value of stock, stock options and RSUs issued as consideration in connection with our acquisitions of PBG and PAS and thus to calculate the actual purchase price.

The table below represents the computation of the purchase price excluding assumed debt and the fair value of our previously held equity interests in PBG and PAS as of the acquisition date:

	Total Number of Shares/Awards Issued	Total Fair Value
Payment in cash, for the remaining (not owned by PepsiCo and its subsidiaries) outstanding shares of PBG and PAS common stock and equity awards vested at consummation of merger	—	$3,813
Payment to PBG and PAS of shares of PepsiCo common stock for the remaining (not owned by PepsiCo and its subsidiaries) outstanding shares of PBG and PAS common stock and equity awards vested at consummation of merger	67	4,175
Issuance of PepsiCo equity awards (vested and unvested) to replace existing PBG and PAS equity awards	16	276

Total purchase price	83	$8,264

The following table summarizes the fair value of identifiable assets acquired and liabilities assumed in the acquisitions of PBG and PAS and the resulting goodwill as of the acquisition date:

Acquisition Date Fair Value
Inventory	$1,006
Property, plant and equipment	5,574
Amortizable intangible assets	1,298
Nonamortizable intangible assets, primarily reacquired franchise rights	9,036
Other current assets and current liabilities(a)	751
Other noncurrent assets	281
Debt obligations	(8,814)
Pension and retiree medical benefits	(962)
Other noncurrent liabilities	(744)
Deferred income taxes	(3,246)

Total identifiable net assets	4,180
Goodwill	8,059

Subtotal	12,239
Fair value of acquisition of noncontrolling interest	317

Total purchase price	$12,556

(a)	Includes cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable and other current liabilities.

Goodwill is calculated as the excess of the purchase price paid over the net assets recognized. The goodwill recorded as part of the acquisitions of PBG and PAS primarily reflects the value of adding PBG and PAS to PepsiCo to create a more fully integrated supply chain and go-to-market business model, as well as any intangible assets that do not qualify for separate recognition. Goodwill is not amortizable nor deductible for tax purposes. Substantially all of the goodwill is recorded in our PAB segment.

In connection with our acquisitions of PBG and PAS, we reacquired certain franchise rights which had previously provided PBG and PAS with the exclusive and perpetual rights to manufacture and/or distribute beverages for sale in specified territories. Reacquired franchise rights totaling  $8.0 billion were assigned a perpetual life and are, therefore, not amortizable. Amortizable acquired franchise rights of  $0.9 billion have weighted-average estimated useful lives of 56 years. Other amortizable intangible assets, primarily customer relationships, have weighted-average estimated useful lives of 20 years.

Under the guidance on accounting for business combinations, merger and integration costs are not included as components of consideration transferred but are accounted for as expenses in the period in which the costs are incurred. See Note 3 for details on the expenses incurred during 2010.

The following table presents unaudited consolidated pro forma financial information as if the closing of our acquisitions of PBG and PAS had occurred on December 27, 2009 for purposes of the financial information presented for the year ended December 25, 2010; and as if the closing of our acquisitions of PBG and PAS had occurred on December 28, 2008 for purposes of the financial information presented for the year ended December 26, 2009.

	2010	2009
Net Revenue	$59,582	$57,471
Net Income Attributable to PepsiCo	$5,856	$6,752
Net Income Attributable to PepsiCo per Common Share – Diluted	$3.60	$4.09

The unaudited consolidated pro forma financial information was prepared in accordance with the acquisition method of accounting under existing standards, and the regulations of the U.S. Securities and Exchange Commission, and is not necessarily indicative of the results of operations that would have occurred if our acquisitions of PBG and PAS had been completed on the dates indicated, nor is it indicative of the future operating results of PepsiCo.

The historical unaudited consolidated financial information has been adjusted to give effect to pro forma events that are (1) directly attributable to the acquisitions, (2) factually supportable, and (3) expected to have a continuing impact on the combined results of PepsiCo, PBG and PAS.

The unaudited pro forma results have been adjusted with respect to certain aspects of our acquisitions of PBG and PAS to reflect:

•	the consummation of the acquisitions;

•	consolidation of PBG and PAS which are now owned 100% by PepsiCo and the corresponding gain resulting from the remeasurement of our previously held equity interests in PBG and PAS;

•	the elimination of related party transactions between PepsiCo and PBG, and PepsiCo and PAS;

•	changes in assets and liabilities to record their acquisition date fair values and changes in certain expenses resulting therefrom; and

•	additional indebtedness, including, but not limited to, debt issuance costs and interest expense, incurred in connection with the acquisitions.

The unaudited pro forma results do not reflect future events that may occur after the acquisitions, including, but not limited to, the anticipated realization of ongoing savings from operating synergies in subsequent periods. They also do not give effect to certain one-time charges we expect to incur in connection with the acquisitions, including, but not limited to, charges that are expected to achieve ongoing cost savings and synergies.

WBD

On February 3, 2011, we announced that we had completed the previously announced acquisition of ordinary shares, American Depositary Shares and Global Depositary Shares of WBD, a company incorporated in the Russian Federation, which represent in the aggregate approximately 66% of WBD's outstanding ordinary shares, pursuant to the purchase agreement dated December 1, 2010 between PepsiCo and certain selling shareholders of WBD for approximately  $3.8 billion. The acquisition increased PepsiCo's total ownership of WBD to approximately 77%.

PepsiCo expects to make an offer in Russia (Russian Offer) on or before March 11, 2011 to acquire all of the remaining ordinary shares, in accordance with the mandatory tender offer rules of the Russian Federation. The price to be paid in the Russian Offer will be 3,883.70 Russian rubles per ordinary share. This price is  $132, which is the price per share PepsiCo paid to the selling shareholders pursuant to the purchase agreement, converted to Russian rubles at the Central Bank of Russia exchange rate established for February 3, 2011. Concurrently with the Russian Offer, we expect to make an offer (U.S. Offer) to all holders of American Depositary Shares at a price per American Depositary Share equal to 970.925 Russian rubles (which is one-fourth of 3,883.70 Russian rubles since each American Depositary Share represents one-fourth of an ordinary share), without interest and less any fees, conversion expenses and applicable taxes. This amount will be converted to U.S. dollars at the spot market rate on or about the date that PepsiCo pays for the American Depositary Shares tendered in the U.S. Offer.

Our Significant Accounting Policies (Policy)	12 Months Ended
Dec. 25, 2010
Revenue Recognition

Revenue Recognition

We recognize revenue upon shipment or delivery to our customers based on written sales terms that do not allow for a right of return. However, our policy for DSD and certain chilled products is to remove and replace damaged and out-of-date products from store shelves to ensure that our consumers receive the product quality and freshness that they expect. Similarly, our policy for certain warehouse-distributed products is to replace damaged and out-of-date products. Based on our experience with this practice, we have reserved for anticipated damaged and out-of-date products. For additional unaudited information on our revenue recognition and related policies, including our policy on bad debts, see "Our Critical Accounting Policies" in Management's Discussion and Analysis of Financial Condition and Results of Operations. We are exposed to concentration of credit risk by our customers, including Wal-Mart. In 2010, Wal-Mart (including Sam's) represented approximately 12% of our total net revenue, including concentrate sales to our bottlers (including concentrate sales to PBG and PAS prior to the February 26, 2010 acquisition date) which are used in finished goods sold by them to Wal-Mart. We have not experienced credit issues with these customers.

Sales Incentives and Other Marketplace Spending

Sales Incentives and Other Marketplace Spending

We offer sales incentives and discounts through various programs to our customers and consumers. Sales incentives and discounts are accounted for as a reduction of revenue and totaled  $29.1 billion in 2010,  $12.9 billion in 2009 and  $12.5 billion in 2008. While most of these incentive arrangements have terms of no more than one year, certain arrangements, such as fountain pouring rights, may extend beyond one year. Costs incurred to obtain these arrangements are recognized over the shorter of the economic or contractual life, as a reduction of revenue, and the remaining balances of  $296 million, as of both December 25, 2010 and December 26, 2009, are included in current assets and other assets on our balance sheet. For additional unaudited information on our sales incentives, see "Our Critical Accounting Policies" in Management's Discussion and Analysis of Financial Condition and Results of Operations.

Other marketplace spending, which includes the costs of advertising and other marketing activities, totaled  $3.4 billion in 2010,  $2.8 billion in 2009 and  $2.9 billion in 2008 and is reported as selling, general and administrative expenses. Included in these amounts were advertising expenses of  $1.9 billion in 2010 and  $1.7 billion in both 2009 and 2008. Deferred advertising costs are not expensed until the year first used and consist of:

•	media and personal service prepayments;

•	promotional materials in inventory; and

•	production costs of future media advertising.

Deferred advertising costs of  $158 million and  $143 million at year-end 2010 and 2009, respectively, are classified as prepaid expenses on our balance sheet.

Distribution Costs

Distribution Costs

Distribution costs, including the costs of shipping and handling activities, are reported as selling, general and administrative expenses. Shipping and handling expenses were  $7.7 billion in 2010 and  $5.6 billion in both 2009 and 2008.

Cash Equivalents	Cash Equivalents Cash equivalents are investments with original maturities of three months or less which we do not intend to rollover beyond three months.
Software Costs

Software Costs

We capitalize certain computer software and software development costs incurred in connection with developing or obtaining computer software for internal use when both the preliminary project stage is completed and it is probable that the software will be used as intended. Capitalized software costs include only (i) external direct costs of materials and services utilized in developing or obtaining computer software, (ii) compensation and related benefits for employees who are directly associated with the software project and (iii) interest costs incurred while developing internal-use computer software. Capitalized software costs are included in property, plant and equipment on our balance sheet and amortized on a straight-line basis when placed into service over the estimated useful lives of the software, which approximate five to ten years. Software amortization totaled  $137 million in 2010,  $119 million in 2009 and  $58 million in 2008. Net capitalized software and development costs were  $1.1 billion as of both December 25, 2010 and December 26, 2009.

Commitments and Contingencies

Commitments and Contingencies

We are subject to various claims and contingencies related to lawsuits, certain taxes and environmental matters, as well as commitments under contractual and other commercial obligations. We recognize liabilities for contingencies and commitments when a loss is probable and estimable. For additional information on our commitments, see Note 9.

Research and Development

Research and Development

We engage in a variety of research and development activities. These activities principally involve the development of new products, improvement in the quality of existing products, improvement and modernization of production processes, and the development and implementation of new technologies to enhance the quality and value of both current and proposed product lines. Consumer research is excluded from research and development costs and included in other marketing costs. Research and development costs were  $488 million in 2010,  $414 million in 2009 and  $388 million in 2008 and are reported within selling, general and administrative expenses.

Other Significant Accounting Policies

Other Significant Accounting Policies

Our other significant accounting policies are disclosed as follows:

•

Property, Plant and Equipment and Intangible Assets – Note 4, and for additional unaudited information on goodwill and other intangible assets, see "Our Critical Accounting Policies" in Management's Discussion and Analysis of Financial Condition and Results of Operations.

•	Income Taxes – Note 5, and for additional unaudited information, see "Our Critical Accounting Policies" in Management's Discussion and Analysis of Financial Condition and Results of Operations.

•	Stock-Based Compensation – Note 6.

•

Pension, Retiree Medical and Savings Plans – Note 7, and for additional unaudited information, see "Our Critical Accounting Policies" in Management's Discussion and Analysis of Financial Condition and Results of Operations.

•	Financial Instruments – Note 10, and for additional unaudited information, see "Our Business Risks" in Management's Discussion and Analysis of Financial Condition and Results of Operations.

Basis of Presentation and Our Divisions (Tables)	12 Months Ended
Dec. 25, 2010
Quarterly Reporting Schedule

Quarter	U.S. and Canada	International
First Quarter	12 weeks	January, February
Second Quarter	12 weeks	March, April and May
Third Quarter	12 weeks	June, July and August
Fourth Quarter	16 weeks	September, October,
November and December

Schedule Of Segment Reporting Information, By Segment
	2010	2009	2008	2010	2009	2008
	Net Revenue			Operating Profit(a)
FLNA	$12,573	$12,421	$11,698	$3,376	$3,105	$2,831
QFNA	2,656	2,687	2,711	741	781	710
LAF	6,315	5,703	5,895	1,004	904	897
PAB(b)	20,401	10,116	10,937	2,776	2,172	2,026
Europe(b)	9,602	7,028	7,177	1,054	948	944
AMEA	6,291	5,277	4,833	708	700	558

Total division	57,838	43,232	43,251	9,659	8,610	7,966
Corporate Unallocated
Net impact of mark-to-market on commodity hedges	—	—	—	91	274	(346)
Merger and integration costs	—	—	—	(191)	(49)	—
Restructuring and impairment charges	—	—	—	—	—	(10)
Venezuela currency devaluation	—	—	—	(129)	—	—
Asset write-off	—	—	—	(145)	—	—
Foundation contribution	—	—	—	(100)	—	—
Other	—	—	—	(853)	(791)	(651)

	$57,838	$43,232	$43,251	$8,332	$8,044	$6,959

(a)	For information on the impact of restructuring, impairment and integration charges on our divisions, see Note 3.
(b)	Changes in 2010 relate primarily to our acquisitions of PBG and PAS

Segment Reporting Information By Total Assets And Capital Spending

Other Division Information

	2010	2009	2008	2010	2009	2008
	Total Assets			Capital Spending
FLNA	$6,027	$6,093	$6,037	$515	$478	$539
QFNA	1,217	1,241	1,282	48	45	57
LAF	4,053	3,575	3,023	370	310	351
PAB(a)	31,622	7,670	7,673	973	182	344
Europe(a)	13,032	9,471	8,959	517	370	435
AMEA	5,569	4,787	3,637	610	572	445

Total division	61,520	32,837	30,611	3,033	1,957	2,171
Corporate(b)	6,394	3,933	2,729	220	171	275
Investments in bottling affiliates(a)	239	3,078	2,654	—	—	—

	$68,153	$39,848	$35,994	$3,253	$2,128	$2,446

(a)	Changes in total assets in 2010 relate primarily to our acquisitions of PBG and PAS.
(b)	Corporate assets consist principally of cash and cash equivalents, short-term investments, derivative instruments and property, plant and equipment.

Segment Reporting Information By Amortization Of Intangible Assets And Depreciation And Other Amortization

	2010	2009	2008	2010	2009	2008
	Amortization of Intangible Assets			Depreciation and Other Amortization
FLNA	$7	$7	$9	$448	$428	$430
QFNA	—	—	—	52	48	45
LAF	6	5	6	213	189	194
PAB(a)	56	18	16	749	345	334
Europe(a)	35	22	23	355	236	216
AMEA	13	11	10	294	239	207

Total division	117	63	64	2,111	1,485	1,426
Corporate	—	—	—	99	87	53

	$117	$63	$64	$2,210	$1,572	$1,479

Segment Reporting Information By Net Revenue And Long-lived Assets
	2010	2009	2008	2010	2009	2008
	Net Revenue(b)			Long-Lived Assets(c)
U.S.(a)	$30,618	$22,446	$22,525	$28,631	$12,496	$12,095
Mexico(a)	4,531	3,210	3,714	1,671	1,044	904
Canada(a)	3,081	1,996	2,107	3,133	688	556
Russia(a)	1,890	1,006	585	2,744	2,094	577
United Kingdom	1,888	1,826	2,099	1,019	1,358	1,509
All other countries	15,830	12,748	12,221	11,697	8,632	6,889

	$57,838	$43,232	$43,251	$48,895	$26,312	$22,530

(a)	Increases in 2010 relate primarily to our acquisitions of PBG and PAS.
(b)	Represents net revenue from businesses operating in these countries.
(c)	Long-lived assets represent property, plant and equipment, nonamortizable intangible assets, amortizable intangible assets and investments in noncontrolled affiliates. These assets are reported in the country where they are primarily used.

Restructuring, Impairment and Integration Charges (Tables)	12 Months Ended
	Dec. 25, 2010	Dec. 27, 2008
Schedule of Merger and Integration Activity

	Severance and Other Employee Costs(a)	Asset Impairment	Other Costs	Total
2010 merger and integration charges	$396	$132	$280	$808
Cash payments	(114)	—	(271)	(385)
Non-cash charges	(103)	(132)	16	(219)

Liability as of December 25, 2010	$179	$—	$25	$204

(a)	Primarily reflects termination costs for approximately 2,370 employees.

Restructuring and impairment charges

	Severance and Other Employee Costs(a)	Other Costs	Total
FLNA	$—	$1	$1
QFNA	—	2	2
LAF	3	—	3
PAB	6	10	16
Europe	2	—	2
AMEA	6	6	12

	$17	$19	$36

(a)	Primarily reflects termination costs for approximately 410 employees.

	Severance and Other Employee Costs	Asset Impairment	Other Costs	Total
FLNA	$35	$31	$15	$81
QFNA	27	10	21	58
LAF	30	8	2	40
PAB	68	92	129	289
Europe	39	6	5	50
AMEA	11	2	2	15
Corporate	2	—	8	10

	$212	$149	$182	$543

Productivity for Growth program activity

	Severance and Other Employee Costs	Asset Impairment	Other Costs	Total
2008 restructuring and impairment charges	$212	$149	$182	$543
Cash payments	(50)	—	(109)	(159)
Non-cash charge	(27)	(149)	(9)	(185)
Currency translation	(1)	—	—	(1)

Liability as of December 27, 2008	134	—	64	198
2009 restructuring and impairment charges	17	12	7	36
Cash payments	(128)	—	(68)	(196)
Currency translation	(14)	(12)	25	(1)

Liability as of December 26, 2009	9	—	28	37
Cash payments	(6)	—	(25)	(31)
Non-cash charge	(2)	—	(1)	(3)
Currency translation	—	—	(1)	(1)

Liability as of December 25, 2010	$1	$—	$1	$2

Property, Plant and Equipment and Intangible Assets (Tables)	12 Months Ended
Dec. 25, 2010
Property, Plant and Equipment and Intangible Assets

	Average Useful Life	2010	2009	2008
Property, plant and equipment, net
Land and improvements	10 – 34yrs.	$1,976	$1,208
Buildings and improvements	15 – 44	7,054	5,080
Machinery and equipment, including fleet and software	5 – 15	22,091	17,183
Construction in progress		1,920	1,441

		33,041	24,912
Accumulated depreciation		(13,983)	(12,241)

		$19,058	$12,671

Depreciation expense		$2,124	$1,500	$1,422

Amortizable intangible assets, net
Acquired franchise rights	56– 60	$949	$—
Reacquired franchise rights	1– 14	110	—
Brands	5– 40	1,463	1,465
Other identifiable intangibles	10– 24	747	505

		3,269	1,970
Accumulated amortization		(1,244)	(1,129)

		$2,025	$841

Amortization expense		$117	$63	$64

Change in book value of nonamortizable intangible assets

	Balance, Beginning 2009	Acquisitions	Translation and Other	Balance, End of 2009	Acquisitions	Translation and Other	Balance, End of 2010
FLNA
Goodwill	$277	$6	$23	$306	$—	$7	$313
Brands	—	26	4	30	—	1	31

	277	32	27	336	—	8	344

QFNA
Goodwill	175	—	—	175	—	—	175

LAF
Goodwill	424	17	38	479	—	18	497
Brands	127	1	8	136	—	7	143

	551	18	46	615	—	25	640

PAB(a)
Goodwill	2,355	62	14	2,431	7,476	39	9,946
Reacquired franchise rights	—	—	—	—	7,229	54	7,283
Acquired franchise rights	—	—	—	—	660	905 (b)	1,565
Brands	59	48	5	112	66	4	182
Other	—	—	—	—	10	—	10

	2,414	110	19	2,543	15,441	1,002	18,986

Europe(a)
Goodwill	1,470	1,291	(136)	2,625	583	(168)	3,040
Reacquired franchise rights	—	—	—	—	810	(17)	793
Acquired franchise rights	—	—	—	—	232	(5)	227
Brands	844	572	(38)	1,378	88	(86)	1,380

	2,314	1,863	(174)	4,003	1,713	(276)	5,440

AMEA
Goodwill	423	4	91	518	116	56	690
Brands	98	—	28	126	26	17	169

	521	4	119	644	142	73	859

Total goodwill	5,124	1,380	30	6,534	8,175	(48)	14,661
Total reacquired franchise rights	—	—	—	—	8,039	37	8,076
Total acquired franchise rights	—	—	—	—	892	900	1,792
Total brands	1,128	647	7	1,782	180	(57)	1,905
Total other	—	—	—	—	10	—	10

	$6,252	$2,027	$37	$8,316	$17,296	$832	$26,444

Income Taxes (Tables)	12 Months Ended
Dec. 25, 2010
Income Taxes

		2010	2009	2008
Income before income taxes
U.S.		$4,008	$4,209	$3,274
Foreign		4,224	3,870	3,771

		$8,232	$8,079	$7,045

	Provision for income taxes
Current:	U.S. Federal	$932	$1,238	$815
	Foreign	728	473	732
	State	137	124	87

		1,797	1,835	1,634

Deferred:	U.S. Federal	78	223	313
	Foreign	18	21	(69)
	State	1	21	1

		97	265	245

		$1,894	$2,100	$1,879

	Tax rate reconciliation
	U.S. Federal statutory tax rate	35.0%	35.0%	35.0%
	State income tax, net of U.S. Federal tax benefit	1.1	1.2	0.8
	Lower taxes on foreign results	(9.4)	(7.9)	(8.0)
	Acquisitions of PBG and PAS	(3.1)	—	—
	Other, net	(0.6)	(2.3)	(1.1)

	Annual tax rate	23.0%	26.0%	26.7%

	Deferred tax liabilities
	Investments in noncontrolled affiliates	$74	$1,120
	Debt guarantee of wholly owned subsidiary	828	—
	Property, plant and equipment	1,984	1,056
	Intangible assets other than nondeductible goodwill	3,726	417
	Other	647	68

	Gross deferred tax liabilities	7,259	2,661

	Deferred tax assets
	Net carryforwards	1,264	624
	Stock-based compensation	455	410
	Retiree medical benefits	579	508
	Other employee-related benefits	527	442
	Pension benefits	291	179
	Deductible state tax and interest benefits	320	256
	Long-term debt obligations acquired	291	—
	Other	904	560

	Gross deferred tax assets	4,631	2,979
	Valuation allowances	(875)	(586)

	Deferred tax assets, net	3,756	2,393

	Net deferred tax liabilities	$3,503	$268

Reserves for Federal, State And Foreign Jurisdictions

	2010	2009
Balance, beginning of year	$1,731	$1,711
Additions for tax positions related to the current year	204	238
Additions for tax positions from prior years	517	79
Reductions for tax positions from prior years	(391)	(236)
Settlement payments	(30)	(64)
Statute of limitations expiration	(7)	(4)
Translation and other	(2)	7

Balance, end of year	$2,022 (a)	$1,731

(a)	Includes amounts related to our acquisitions of PBG and PAS.

Parent Company [Member]
Income Taxes

	2010	2009	2008
Deferred taxes included within:
Assets:
Prepaid expenses and other current assets	$554	$391
Other assets	—	—
Liabilities:
Deferred income taxes	$4,057	$659
Analysis of valuation allowances
Balance, beginning of year	$586	$657	$695
Provision/(Benefit)	75	(78)	(5)
Other additions/(deductions)	214	7	(33)

Balance, end of year	$875	$586	$657

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 25, 2010
Table of Weighted-Average Black-Scholes Fair Value Assumptions

	2010	2009	2008
Expected life	5 yrs.	6 yrs.	6 yrs.
Risk free interest rate	2.3%	2.8%	3.0%
Expected volatility	17%	17%	16%
Expected dividend yield	2.8%	3.0%	1.9%

Stock-Based Compensation Activity

	Options(a)	Average Price(b)	Average Life (years)(c)	Aggregate Intrinsic Value(d)
Outstanding at December 26, 2009	106,011	$51.68
Granted	26,858	54.09
Exercised	(23,940)	43.47
Forfeited/expired	(2,726)	55.85

Outstanding at December 25, 2010	106,203	$54.03	5.19	$1,281,596

Exercisable at December 25, 2010	67,304	$50.26	3.44	$1,040,510

(a)	Options are in thousands and include options previously granted under PBG, PAS and Quaker plans. No additional options or shares may be granted under the PBG, PAS and Quaker plans.

(b)	Weighted-average exercise price.

(c)	Weighted-average contractual life remaining.

(d)	In thousands.

RSU Activity

	RSUs(a)	Average Intrinsic Value(b)	Average Life (years)(c)	Aggregate Intrinsic Value(d)
Outstanding at December 26, 2009	6,092	$60.98
Granted	8,326	65.01
Converted	(3,183)	63.58
Forfeited/expired	(573)	62.50

Outstanding at December 25, 2010	10,662	$63.27	1.69	$700,397

(a)	RSUs are in thousands and include RSUs previously granted under a PBG plan. No additional RSUs or shares may be granted under the PBG plan.

(b)	Weighted-average intrinsic value at grant date.

(c)	Weighted-average contractual life remaining.

(d)	In thousands.

Other Stock-Based Compensation Data

	2010	2009	2008
Stock Options
Weighted-average fair value of options granted	$13.93	$7.02	$11.24
Total intrinsic value of options exercised(a)	$502,354	$194,545	$410,152

RSUs
Total number of RSUs granted(a)	8,326	2,653	2,135
Weighted-average intrinsic value of RSUs granted	$65.01	$53.22	$68.73
Total intrinsic value of RSUs converted(a)	$202,717	$124,193	$180,563

(a)	In thousands.

Pension, Retiree Medical and Savings Plans (Tables)	12 Months Ended
Dec. 25, 2010
Selected financial information for pension and retiree medical plans

	Pension				Retiree Medical
	2010	2009	2010	2009	2010	2009
	U.S.		International
Change in projected benefit liability
Liability at beginning of year	$6,606	$6,217	$1,709	$1,270	$1,359	$1,370
Acquisitions	2,161	—	90	—	396	—
Service cost	299	238	81	54	54	44
Interest cost	506	373	106	82	93	82
Plan amendments	28	—	—	—	(132)	—
Participant contributions	—	—	3	10	—	—
Experience loss/(gain)	583	70	213	221	95	(63)
Benefit payments	(375)	(296)	(69)	(50)	(100)	(80)
Settlement/curtailment gain	(2)	—	(3)	(8)	—	—
Special termination benefits	45	—	3	—	3	—
Foreign currency adjustment	—	—	(18)	130	2	6
Other	—	4	27	—	—	—

Liability at end of year	$9,851	$6,606	$2,142	$1,709	$1,770	$1,359

Change in fair value of plan assets
Fair value at beginning of year	$5,420	$3,974	$1,561	$1,165	$13	$—
Acquisitions	1,633	—	52	—	—	—
Actual return on plan assets	943	697	164	159	7	2
Employer contributions/funding	1,249	1,041	215	167	270	91
Participant contributions	—	—	3	10	—	—
Benefit payments	(375)	(296)	(69)	(50)	(100)	(80)
Settlement	—	—	(2)	(8)	—	—
Foreign currency adjustment	—	—	(28)	118	—	—
Other	—	4	—	—	—	—

Fair value at end of year	$8,870	$5,420	$1,896	$1,561	$190	$13

Funded status	$(981)	$(1,186)	$(246)	$(148)	$(1,580)	$(1,346)

Amounts recognized
Other assets	$47	$—	$66	$50	$—	$—
Other current liabilities	(54)	(36)	(10)	(1)	(145)	(105)
Other liabilities	(974)	(1,150)	(302)	(197)	(1,435)	(1,241)

Net amount recognized	$(981)	$(1,186)	$(246)	$(148)	$(1,580)	$(1,346)

Amounts included in accumulated other comprehensive loss (pre-tax)
Net loss	$2,726	$2,563	$767	$625	$270	$190
Prior service cost/(credit)	117	101	17	20	(150)	(102)

Total	$2,843	$2,664	$784	$645	$120	$88

Components of the increase/(decrease) in net loss
Change in discount rate	$556	$47	$213	$97	$101	$11
Employee-related assumption changes	4	—	(4)	70	8	(38)
Liability-related experience different from assumptions	43	23	5	51	(22)	(36)
Actual asset return different from expected return	(300)	(235)	(41)	(54)	(6)	(2)
Amortization of losses	(119)	(111)	(24)	(9)	(9)	(11)
Other, including foreign currency adjustments	(21)	13	(7)	49	8	—

Total	$163	$(263)	$142	$204	$80	$(76)

Liability at end of year for service to date	$9,163	$5,784	$1,743	$1,414

Estimated amounts to be amortized from accumulated other comprehensive loss into benefit expense in 2011 for pension and retiree medical plans

	Pension		Retiree Medical
	U.S.	International
Net loss	$144	$39	$12
Prior service cost/(credit)	15	2	(28)

Total	$159	$41	$(16)

Weighted average assumptions to determine projected benefit liability and benefit expense for pension and retiree medical plans

	Pension						Retiree Medical
	2010	2009	2008	2010	2009	2008	2010	2009	2008
	U.S.			International
Weighted-average assumptions
Liability discount rate	5.7%	6.1%	6.2%	5.5%	5.9%	6.3%	5.2%	6.1%	6.2%
Expense discount rate	6.0%	6.2%	6.5%	6.0%	6.3%	5.6%	5.8%	6.2%	6.5%
Expected return on plan assets	7.8%	7.8%	7.8%	7.1%	7.1%	7.2%	7.8%
Liability rate of salary increases	4.1%	4.4%	4.4%	4.1%	4.1%	4.1%
Expense rate of salary increases	4.4%	4.4%	4.6%	4.1%	4.2%	3.9%

Selected information about plans with liability for service to date and total benefit liability in excess of plan assets

	Pension				Retiree Medical
	2010	2009	2010	2009	2010	2009
	U.S.		International
Selected information for plans with liability for service to date in excess of plan assets
Liability for service to date	$(525)	$(2,695)	$(610)	$(342)
Fair value of plan assets	$—	$2,220	$474	$309
Selected information for plans with projected benefit liability in excess of plan assets
Benefit liability	$(5,806)	$(6,603)	$(1,949)	$(1,566)	$(1,770)	$(1,359)
Fair value of plan assets	$4,778	$5,417	$1,638	$1,368	$190	$13

Estimated future benefit payments

	2011	2012	2013	2014	2015	2016-20
Pension	$480	$500	$520	$560	$595	$3,770
Retiree medical(a)	$155	$155	$160	$165	$170	$875

(a)

Expected future benefit payments for our retiree medical plans do not reflect any estimated subsidies expected to be received under the 2003 Medicare Act. Subsidies are expected to be approximately  $11 million for each of the years from 2011 through 2015 and approximately  $90 million in total for 2016 through 2020.

Categorized plan assets measured at fair value

	2010*				2009
	Total	Level 1	Level 2	Level 3	Total
U.S. plan assets
Equity securities:
PepsiCo common stock(a)	$—	$—	$—	$—	$332
U.S. common stock(a)	304	304	—	—	229
U.S. commingled funds(b)	3,426	—	3,426	—	1,387
International common stock(a)	834	834	—	—	700
International commingled fund(c)	992	—	992	—	114
Preferred stock(d)	4	—	4	—	4
Fixed income securities:
Government securities(d)	950	—	950	—	741
Corporate bonds(d)	2,374	—	2,374	—	1,214
Mortgage-backed securities(d)	20	—	20	—	201
Other:
Contracts with insurance companies(f)	28	—	—	28	9
Cash and cash equivalents	81	81	—	—	457

Sub-total U.S. plan assets	9,013	$1,219	$7,766	$28	5,388

Dividends and interest receivable	47				32

Total U.S. plan assets	$9,060				$5,420

International plan assets
Equity securities:
U.S. commingled funds(b)	$193	$—	$193	$—	$180
International commingled funds(c)	779	—	779	—	661
Fixed income securities:
Government securities(d)	184	—	184	—	139
Corporate bonds(d)	152	—	152	—	128
Fixed income commingled funds(e)	393	—	393	—	363
Other:
Contracts with insurance companies(f)	28	—	—	28	29
Currency commingled funds(g)	42	—	42	—	44
Cash and cash equivalents	120	120	—	—	17

Sub-total international plan assets	1,891	$120	$1,743	$28	1,561

Dividends and interest receivable	5				—

Total international plan assets	$1,896				$1,561

(a)	Based on quoted market prices in active markets.

(b)

Based on the fair value of the investments owned by these funds that track various U.S. large, mid-cap and small company indices. Includes one large-cap fund that represents 32% and 25%, respectively, of total U.S. plan assets for 2010 and 2009.

(c)	Based on the fair value of the investments owned by these funds that track various non-U.S. equity indices.

(d)

Based on quoted bid prices for comparable securities in the marketplace and broker/dealer quotes that are not observable. Corporate bonds of U.S.-based companies represent 22% and 18%, respectively, of total U.S. plan assets for 2010 and 2009.

(e)	Based on the fair value of the investments owned by these funds that track various government and corporate bond indices.

(f)	Based on the fair value of the contracts as determined by the insurance companies using inputs that are not observable.

(g)	Based on the fair value of the investments owned by these funds. Includes managed hedge funds that invest primarily in derivatives to reduce currency exposure.

*	2010 amounts include $190 million of retiree medical plan assets that are restricted for purposes of providing health benefits for U.S. retirees and their beneficiaries.

Effects of one percentage point change in the assumed health care trend rate

	1% Increase	1% Decrease
2010 service and interest cost components	$5	$(4)
2010 benefit liability	$42	$(50)

Components of Benefit Expense [Member]
Selected financial information for pension and retiree medical plans

	Pension						Retiree Medical
	2010	2009	2008	2010	2009	2008	2010	2009	2008
	U.S.			International
Components of benefit expense
Service cost	$299	$238	$244	$81	$54	$61	$54	$44	$45
Interest cost	506	373	371	106	82	88	93	82	82
Expected return on plan assets	(643)	(462)	(416)	(123)	(105)	(112)	(1)	—	—
Amortization of prior service cost/(credit)	12	12	19	2	2	3	(22)	(17)	(13)
Amortization of net loss	119	110	55	24	9	19	9	11	7

	293	271	273	90	42	59	133	120	121
Settlement/curtailment (gain)/loss	(2)	(13)	3	1	3	3	(62)	—	—
Special termination benefits	45	—	31	3	—	2	3	—	3

Total	$336	$258	$307	$94	$45	$64	$74	$120	$124

Noncontrolled Bottling Affiliates (Tables)	12 Months Ended
Dec. 25, 2010
Summarized Financial Information

PBG's summarized financial information is as follows:

	2009	2008
Current assets	$3,412
Noncurrent assets	10,158

Total assets	$13,570

Current liabilities	$1,965
Noncurrent liabilities	7,896

Total liabilities	$9,861

Our investment	$1,775

Net revenue	$13,219	$13,796
Gross profit	$5,840	$6,210
Operating income	$1,048	$649
Net income attributable to PBG	$612	$162

PAS summarized financial information is as follows:

	2009	2008
Current assets	$952
Noncurrent assets	4,141

Total assets	$5,093

Current liabilities	$669
Noncurrent liabilities	2,493

Total liabilities	$3,162

Our investment	$1,071

Net revenue	$4,421	$4,937
Gross profit	$1,767	$1,982
Operating income	$381	$473
Net income attributable to PAS	$181	$226

Related Party Transactions

	2010(a)	2009	2008
Net revenue	$993	$3,922	$4,049
Cost of sales	$116	$634	$660
Selling, general and administrative expenses	$6	$24	$30
Accounts and notes receivable	$27	$254	$248
Accounts payable and other liabilities	$42	$285	$198

(a)

Includes transactions with PBG and PAS in 2010 prior to the date of acquisition. 2010 balance sheet information for PBG and PAS is not applicable as we consolidated their balance sheets at the date of acquisition.

Debt Obligations and Commitments (Tables)	12 Months Ended
Dec. 25, 2010
Schedule Of Long And Short-term Debt Contractual Commitments

	2010	2009
Short-term debt obligations
Current maturities of long-term debt	$113	$102
Commercial paper (0.2%)	2,632	—
Notes due 2011 (4.4%)	1,513	—
Other borrowings (5.3% and 6.7%)	640	362

	$4,898	$464

Long-term debt obligations
Notes due 2012 (3.1% and 1.9%)	$2,437	$1,079
Notes due 2013 (3.0% and 3.7%)	2,110	999
Notes due 2014 (5.3% and 4.0%)	2,888	1,026
Notes due 2015 (2.6%)	1,617	—
Notes due 2016-2040 (4.9% and 5.4%)	10,828	4,056
Zero coupon notes, due 2011-2012 (13.3%)	136	192
Other, due 2011-2019 (4.8% and 8.4%)	96	150

	20,112	7,502
Less: current maturities of long-term debt obligations	(113)	(102)

	$19,999	$7,400

Long-term Contractual Commitments

	Payments Due by Period
	Total	2011	2012 – 2013	2014 – 2015	2016 and beyond
Long-term debt obligations(b)	$19,337	$—	$4,569	$4,322	$10,446
Interest on debt obligations(c)	7,746	809	1,480	1,075	4,382
Operating leases	1,676	390	543	320	423
Purchasing commitments	2,433	765	1,159	481	28
Marketing commitments	824	294	268	151	111

	$32,016	$2,258	$8,019	$6,349	$15,390

(a)

Reflects non-cancelable commitments as of December 25, 2010 based on year-end foreign exchange rates and excludes any reserves for uncertain tax positions as we are unable to reasonably predict the ultimate amount or timing of settlement.

(b)	Excludes $662 million related to the fair value step-up of debt acquired in connection with our acquisitions of PBG and PAS, as well as $113 million related to current maturities of long-term debt.

(c)	Interest payments on floating-rate debt are estimated using interest rates effective as of December 25, 2010.

Financial Instruments (Tables)	12 Months Ended
Dec. 25, 2010
Fair Value Of Financial Instruments

	2010		2009
	Assets(a)	Liabilities(a)	Assets(a)	Liabilities(a)
Available-for-sale securities(b)	$636	$—	$71	$—
Short-term investments – index funds(c)	$167	$—	$120	$—
Deferred compensation(d)	$—	$559	$—	$461
Derivatives designated as hedging instruments:
Forward exchange contracts(e)	$8	$23	$11	$31
Interest rate derivatives(f)	284	12	177	43
Commodity contracts – other(g)	70	2	8	5
Commodity contracts – futures(h)	1	23	—	32

	$363	$60	$196	$111
Derivatives not designated as hedging instruments:
Forward exchange contracts(e)	$1	$7	$4	$2
Interest rate derivatives(f)	6	45	—	—
Commodity contracts – other(g)	28	1	7	60
Commodity contracts – futures(h)	—	1	—	3
Prepaid forward contracts(i)	48	—	46	—

	$83	$54	$57	$65

Total derivatives at fair value	$446	$114	$253	$176

Total	$1,249	$673	$444	$637

a)

Financial assets are classified on our balance sheet within other assets, with the exception of short-term investments. Financial liabilities are classified on our balance sheet within other current liabilities and other liabilities. Unless specifically indicated, all financial assets and liabilities are categorized as Level 2 assets or liabilities.

b)	Based on the price of common stock. Categorized as a Level 1 asset.

c)	Based on price changes in index funds used to manage a portion of market risk arising from our deferred compensation liability. Categorized as a Level 1 asset.

d)

Based on the fair value of investments corresponding to employees' investment elections. At December 25, 2010 and December 26, 2009,  $170 million and  $121 million, respectively, are categorized as Level 1 liabilities. The remaining balances are categorized as Level 2 liabilities.

e)	Based on observable market transactions of spot and forward rates.

f)	Based on LIBOR and recently reported transactions in the marketplace.

g)	Based on recently reported transactions in the marketplace, primarily swap arrangements.

h)	Based on average prices on futures exchanges. Categorized as a Level 1 asset or liability.

i)	Based primarily on the price of our common stock.

Effective Portion of Pre-tax (gains)/losses on Derivative Instruments

	Fair Value/Non- designated Hedges		Cash Flow Hedges
	Losses/(Gains) Recognized in Income Statement(a)		Losses/(Gains) Recognized in Accumulated Other Comprehensive Loss		Losses/(Gains) Reclassified from Accumulated Other Comprehensive Loss into Income Statement(b)
	2010	2009	2010	2009	2010	2009
Forward exchange contracts	$6	$(29)	$26	$75	$40	$(64)
Interest rate derivatives	(104)	206	75	32	7	—
Prepaid forward contracts	(4)	(5)	—	—	—	—
Commodity contracts	(30)	(274)	(32)	(1)	28	90

Total	$(132)	$(102)	$69	$106	$75	26

(a)	Interest rate gains/losses are included in interest expense in our income statement. All other gains/losses are included in corporate unallocated expenses.

(b)	Interest rate losses are included in interest expense in our income statement. All other gains/losses are included in cost of sales in our income statement.

Net Income Attributable to PepsiCo per Common Share (Tables)	12 Months Ended
Dec. 25, 2010
Schedule of Basic and Diluted Earnings Per Share

	2010		2009		2008
	Income	Shares(a)	Income	Shares(a)	Income	Shares(a)
Net income attributable to PepsiCo	$6,320		$5,946		$5,142
Preferred shares:
Dividends	(1)		(1)		(2)
Redemption premium	(5)		(5)		(6)

Net income available for PepsiCo common shareholders	$6,314	1,590	$5,940	1,558	$5,134	1,573

Basic net income attributable to PepsiCo per common share	$3.97		$3.81		$3.26

Net income available for PepsiCo common shareholders	$6,314	1,590	$5,940	1,558	$5,134	1,573
Dilutive securities:
Stock options and RSUs	—	23	—	17	—	27
ESOP convertible preferred stock	6	1	6	2	8	2

Diluted	$6,320	1,614	$5,946	1,577	$5,142	1,602

Diluted net income attributable to PepsiCo per common share	$3.91		$3.77		$3.21

(a)	Weighted-average common shares outstanding (in millions).

Preferred Stock (Tables)	12 Months Ended
Dec. 25, 2010
Schedule of Preferred Stock

	2010		2009		2008
	Shares(a)	Amount	Shares(a)	Amount	Shares(a)	Amount
Preferred stock	0.8	$41	0.8	$41	0.8	$41

Repurchased preferred stock
Balance, beginning of year	0.6	$145	0.5	$138	0.5	$132
Redemptions	—	5	0.1	7	—	6

Balance, end of year	0.6	$150	0.6	$145	0.5	$138

Accumulated Other Comprehensive Loss Attributable to PepsiCo (Tables)	12 Months Ended
Dec. 25, 2010
Accumulated balances for each component of other comprehensive loss attributable to PepsiCo

	2010	2009	2008
Currency translation adjustment	$(1,159)	$(1,471)	$(2,271)
Cash flow hedges, net of tax(a)	(100)	(42)	(14)
Unamortized pension and retiree medical, net of tax(b)	(2,442)	(2,328)	(2,435)
Unrealized gain on securities, net of tax	70	47	28
Other	1	—	(2)

Accumulated other comprehensive loss attributable to PepsiCo	$(3,630)	$(3,794)	$(4,694)

(a)	Includes $23 million after-tax gain in 2009 and $17 million after-tax loss in 2008 for our share of our equity investees' accumulated derivative activity.

(b)

Net of taxes of  $1,322 million in 2010,  $1,211 million in 2009 and  $1,288 million in 2008. Includes  $51 million decrease to the opening balance of accumulated other comprehensive loss attributable to PepsiCo in 2008 due to a change in measurement date for our pension and retiree medical plans.

Supplemental Financial Information (Tables)	12 Months Ended
Dec. 25, 2010
Schedule of supplemental balance sheet information

	2010	2009	2008
Accounts receivable
Trade receivables	$5,514	$4,026
Other receivables	953	688

	6,467	4,714

Allowance, beginning of year	90	70	$69
Net amounts charged to expense	12	40	21
Deductions (a)	(37)	(21)	(16)
Other (b)	79	1	(4)

Allowance, end of year	144	90	$70

Net receivables	$6,323	$4,624

Inventories (c)
Raw materials	$1,654	$1,274
Work-in-process	128	165
Finished goods	1,590	1,179

	$3,372	$2,618

(a)    Includes accounts written off.

(b)    Includes adjustments related to our acquisitions of PBG and PAS, currency translation effects and other adjustments.

(c)    Inventories are valued at the lower of cost or market. Cost is determined using the average, first-in, first-out (FIFO) or last-in, first-out (LIFO) methods. Approximately 8% in 2010 and 10% in 2009 of the inventory cost was computed using the LIFO method. The differences between LIFO and FIFO methods of valuing these inventories were not material.

	2010	2009
Other assets
Noncurrent notes and accounts receivable	$165	$118
Deferred marketplace spending	203	182
Unallocated purchase price for recent acquisitions	—	143
Pension plans	121	64
Other investments (a)	653	89
Other	547	369

	$1,689	$965

Accounts payable and other current liabilities
Accounts payable	$3,865	$2,881
Accrued marketplace spending	1,841	1,656
Accrued compensation and benefits	1,779	1,291
Dividends payable	766	706
Other current liabilities	2,672	1,593

	$10,923	$8,127

(a)	In 2010, includes our investment in WBD of $549 million. This investment is accounted for as an available-for-sale security with any unrealized gains or losses recorded in other comprehensive income.

Other supplemental information

	2010	2009	2008
Other supplemental information
Rent expense	$526	$412	$357
Interest paid	$1,043	$456	$359
Income taxes paid, net of refunds	$1,495	$1,498	$1,477
Acquisitions(a)
Fair value of assets acquired	$27,665	$851	$2,907
Cash paid, net of cash acquired	(3,044)	(466)	(1,925)
Equity issued	(4,451)	—	—
Previously held equity interests in PBG and PAS	(4,293)	—	—

Liabilities and noncontrolling interests assumed	$15,877	$385	$982

(a)	In 2010, amounts primarily reflect our acquisitions of PBG and PAS. During 2008, together with PBG, we jointly acquired Lebedyansky, for a total purchase price of $1.8 billion.

Acquisitions (Tables)	12 Months Ended
Dec. 25, 2010
Computation Of Purchase Price

	Total Number of Shares/Awards Issued	Total Fair Value
Payment in cash, for the remaining (not owned by PepsiCo and its subsidiaries) outstanding shares of PBG and PAS common stock and equity awards vested at consummation of merger	—	$3,813
Payment to PBG and PAS of shares of PepsiCo common stock for the remaining (not owned by PepsiCo and its subsidiaries) outstanding shares of PBG and PAS common stock and equity awards vested at consummation of merger	67	4,175
Issuance of PepsiCo equity awards (vested and unvested) to replace existing PBG and PAS equity awards	16	276

Total purchase price	83	$8,264

Fair Value Of Identifiable Assets Acquired And Liabilities Assumed

Acquisition Date Fair Value
Inventory	$1,006
Property, plant and equipment	5,574
Amortizable intangible assets	1,298
Nonamortizable intangible assets, primarily reacquired franchise rights	9,036
Other current assets and current liabilities(a)	751
Other noncurrent assets	281
Debt obligations	(8,814)
Pension and retiree medical benefits	(962)
Other noncurrent liabilities	(744)
Deferred income taxes	(3,246)

Total identifiable net assets	4,180
Goodwill	8,059

Subtotal	12,239
Fair value of acquisition of noncontrolling interest	317

Total purchase price	$12,556

(a)	Includes cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable and other current liabilities.

Business Acquisition, Pro Forma Information

	2010	2009
Net Revenue	$59,582	$57,471
Net Income Attributable to PepsiCo	$5,856	$6,752
Net Income Attributable to PepsiCo per Common Share – Diluted	$3.60	$4.09

Basis of Presentation and Our Divisions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 20, 2010	Dec. 25, 2010
Ownership percentage		50.00%
Gain on previously held equity interests in PBG and PAS	$ 958	$ 958
Non-taxable portion of gain on previously held equity investments bottling equity income	735
Reversal of deferred tax liability associated with previously held equity interests	$ 223
Manufacture and sell in (number of countries)		200
FLNA [Member]
Stock Based Compensation Percentage		16.00%
QFNA [Member]
Stock Based Compensation Percentage		3.00%
LAF [Member]
Stock Based Compensation Percentage		5.00%
PAB [Member]
Stock Based Compensation Percentage		32.00%
Europe [Member]
Stock Based Compensation Percentage		11.00%
AMEA [Member]
Stock Based Compensation Percentage		8.00%
Corporate Unallocated [Member]
Stock Based Compensation Percentage		25.00%

Basis of Presentation and Our Divisions (Quarterly Reporting Schedule) (Details)	3 Months Ended
	Sep. 04, 2010	Jun. 12, 2010	Mar. 20, 2010	Dec. 25, 2010
U.S. and Canada [Member]
Quarterly reporting data	12 weeks	12 weeks	12 weeks	16 weeks
International
Quarterly reporting data	June, July and August	March, April and May	January, February	September, October, November and December

Basis of Presentation and Our Divisions (Net Revenue and Operating Profit by Division) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009		Dec. 27, 2008
Net Revenue	$ 57,838	[1]	$ 43,232	[1]	$ 43,251	[1]
Operating Profit	8,332	[2]	8,044	[2]	6,959	[2]
FLNA [Member]
Net Revenue	12,573		12,421		11,698
Operating Profit	3,376	[2]	3,105	[2]	2,831	[2]
Net Revenue, Percentage	22.00%
Operating Profit, Percentage	35.00%
QFNA [Member]
Net Revenue	2,656		2,687		2,711
Operating Profit	741	[2]	781	[2]	710	[2]
Net Revenue, Percentage	4.00%
Operating Profit, Percentage	8.00%
LAF [Member]
Net Revenue	6,315		5,703		5,895
Operating Profit	1,004	[2]	904	[2]	897	[2]
Net Revenue, Percentage	11.00%
Operating Profit, Percentage	10.00%
PAB [Member]
Net Revenue	20,401	[3]	10,116	[3]	10,937	[3]
Operating Profit	2,776	[2],[3]	2,172	[2],[3]	2,026	[2],[3]
Net Revenue, Percentage	35.00%
Operating Profit, Percentage	29.00%
Europe [Member]
Net Revenue	9,602	[3]	7,028	[3]	7,177	[3]
Operating Profit	1,054	[2],[3]	948	[2],[3]	944	[2],[3]
Net Revenue, Percentage	17.00%
Operating Profit, Percentage	11.00%
AMEA [Member]
Net Revenue	6,291		5,277		4,833
Operating Profit	708	[2]	700	[2]	558	[2]
Net Revenue, Percentage	11.00%
Operating Profit, Percentage	7.00%
Total Division [Member]
Net Revenue	57,838		43,232		43,251
Operating Profit	9,659	[2]	8,610	[2]	7,966	[2]
Corporate Unallocated Net Impact Of Mark-To-Market On Commodity Hedges [Member]
Net Revenue
Operating Profit	91	[2]	274	[2]	(346)	[2]
Merger and Integration Costs [Member]
Net Revenue
Operating Profit	(191)	[2]	(49)	[2]		[2]
Corporate Unallocated Restructuring and Impairment Charges [Member]
Net Revenue
Operating Profit		[2]		[2]	(10)	[2]
Corporate Unallocated Venezuela Currency Devaluation [Member]
Net Revenue
Operating Profit	(129)	[2]		[2]		[2]
Corporate Unallocated Asset Write-Off [Member]
Net Revenue
Operating Profit	(145)	[2]		[2]		[2]
Corporate Unallocated Foundation Contribution [Member]
Net Revenue
Operating Profit	(100)	[2]		[2]		[2]
Corporate Unallocated Other [Member]
Net Revenue
Operating Profit	$ (853)	[2]	$ (791)	[2]	$ (651)	[2]

[1]	Represents net revenue from businesses operating in these countries.
[2]	For information on the impact of restructuring, impairment and integration charges on our divisions, see Note 3.
[3]	Changes in 2010 relate primarily to our acquisitions of PBG and PAS.

Basis of Presentation and Our Divisions (Total Assets and Capital Spending by Division) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009		Dec. 27, 2008
Total Assets	$ 68,153		$ 39,848		$ 35,994
Capital spending	3,253		2,128		2,446
FLNA [Member]
Total Assets	6,027		6,093		6,037
Capital spending	515		478		539
Total Assets, Percentage	9.00%
Capital Spending, Percentage	16.00%
QFNA [Member]
Total Assets	1,217		1,241		1,282
Capital spending	48		45		57
Total Assets, Percentage	1.00%
Capital Spending, Percentage	1.00%
LAF [Member]
Total Assets	4,053		3,575		3,023
Capital spending	370		310		351
Total Assets, Percentage	6.00%
Capital Spending, Percentage	11.00%
PAB [Member]
Total Assets	31,622	[1]	7,670	[1]	7,673	[1]
Capital spending	973	[1]	182	[1]	344	[1]
Total Assets, Percentage	46.00%
Capital Spending, Percentage	30.00%
Europe [Member]
Total Assets	13,032	[1]	9,471	[1]	8,959	[1]
Capital spending	517	[1]	370	[1]	435	[1]
Total Assets, Percentage	19.00%
Capital Spending, Percentage	16.00%
AMEA [Member]
Total Assets	5,569		4,787		3,637
Capital spending	610		572		445
Total Assets, Percentage	8.00%
Capital Spending, Percentage	19.00%
Total Division [Member]
Total Assets	61,520		32,837		30,611
Capital spending	3,033		1,957		2,171
Corporate [Member]
Total Assets	6,394	[2]	3,933	[2]	2,729	[2]
Capital spending	220	[2]	171	[2]	275	[2]
Capital Spending, Percentage	7.00%
Investments In Bottling Affiliates [Member]
Total Assets	$ 239	[1]	$ 3,078	[1]	$ 2,654	[1]
Corporate Unallocated Other [Member]
Total Assets, Percentage	11.00%

[1]	Changes in total assets in 2010 relate primarily to our acquisitions of PBG and PAS.
[2]	Corporate assets consist principally of cash and cash equivalents, short-term investments, derivative instruments and property, plant and equipment.

Basis of Presentation and Our Divisions (Amortization of Intangible Assets and Depreciation and Other Amortization) (Details) (USD $) In Millions	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009		Dec. 27, 2008
Amortization of intangible assets	$ 117		$ 63		$ 64
Depreciation and Other Amortization	2,210		1,572		1,479
FLNA [Member]
Amortization of Intangible Assets	7		7		9
Depreciation and Other Amortization	448		428		430
QFNA [Member]
Amortization of Intangible Assets
Depreciation and Other Amortization	52		48		45
LAF [Member]
Amortization of Intangible Assets	6		5		6
Depreciation and Other Amortization	213		189		194
PAB [Member]
Amortization of Intangible Assets	56	[1]	18	[1]	16	[1]
Depreciation and Other Amortization	749	[1]	345	[1]	334	[1]
Europe [Member]
Amortization of Intangible Assets	35	[1]	22	[1]	23	[1]
Depreciation and Other Amortization	355	[1]	236	[1]	216	[1]
AMEA [Member]
Amortization of Intangible Assets	13		11		10
Depreciation and Other Amortization	294		239		207
Total Division [Member]
Amortization of Intangible Assets	117		63		64
Depreciation and Other Amortization	2,111		1,485		1,426
Corporate [Member]
Amortization of Intangible Assets
Depreciation and Other Amortization	$ 99		$ 87		$ 53

[1]	Increases in 2010 relate primarily to our acquisitions of PBG and PAS.

Basis of Presentation and Our Divisions (Net Revenue and Long-Lived Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009		Dec. 27, 2008
Net Revenue	$ 57,838	[1]	$ 43,232	[1]	$ 43,251	[1]
Long Lived Assets	48,895	[2]	26,312	[2]	22,530	[2]
United States [Member]
Net Revenue	30,618	[1],[3]	22,446	[1],[3]	22,525	[1],[3]
Segment reporting information long-lived assets	28,631	[2],[3]	12,496	[2],[3]	12,095	[2],[3]
Net Revenue, Percentage	53.00%
Long-Lived Assets, Percentage	59.00%
Mexico [Member]
Net Revenue	4,531	[1],[3]	3,210	[1],[3]	3,714	[1],[3]
Segment reporting information long-lived assets	1,671	[2],[3]	1,044	[2],[3]	904	[2],[3]
Net Revenue, Percentage	8.00%
Long-Lived Assets, Percentage	3.00%
Canada [Member]
Net Revenue	3,081	[1],[3]	1,996	[1],[3]	2,107	[1],[3]
Segment reporting information long-lived assets	3,133	[2],[3]	688	[2],[3]	556	[2],[3]
Net Revenue, Percentage	5.00%
Long-Lived Assets, Percentage	6.00%
Russia [Member]
Net Revenue	1,890	[1],[3]	1,006	[1],[3]	585	[1],[3]
Segment reporting information long-lived assets	2,744	[2],[3]	2,094	[2],[3]	577	[2],[3]
Net Revenue, Percentage	3.00%
Long-Lived Assets, Percentage	6.00%
United Kingdom [Member]
Net Revenue	1,888	[1]	1,826	[1]	2,099	[1]
Segment reporting information long-lived assets	1,019	[2]	1,358	[2]	1,509	[2]
Net Revenue, Percentage	3.00%
Long-Lived Assets, Percentage	2.00%
All Other Countries [Member]
Net Revenue	15,830	[1]	12,748	[1]	12,221	[1]
Segment reporting information long-lived assets	$ 11,697	[2]	$ 8,632	[2]	$ 6,889	[2]
Net Revenue, Percentage	28.00%
Long-Lived Assets, Percentage	24.00%

[1]	Represents net revenue from businesses operating in these countries.
[2]	Long-lived assets represent property, plant and equipment, nonamortizable intangible assets, amortizable intangible assets and investments in noncontrolled affiliates. These assets are reported in the country where they are primarily used.
[3]	Increases in 2010 relate primarily to our acquisitions of PBG and PAS.

Our Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 12, 2010	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008
Concentration of credit risk by our customers		12.00%
Sales incentives and discounts accounted for as a reduction of revenue		$ 29,100,000,000	$ 12,900,000,000	$ 12,500,000,000
Incentive arrangements		296,000,000	296,000,000
Advertising and other marketing activities		3,400,000,000	2,800,000,000	2,900,000,000
Advertising expenses		1,900,000,000	1,700,000,000	1,700,000,000
Deferred advertising costs		158,000,000	143,000,000
Shipping and handling expenses		7,700,000,000	5,600,000,000	5,600,000,000
Software amortization		137,000,000	119,000,000	58,000,000
Net capitalized software and development costs		1,100,000,000	1,100,000,000
Research and development costs		488,000,000	414,000,000	388,000,000
One-time related tax charge	$ 41,000,000
Software [Member]
Software estimated useful lives minimum		5
Software estimated useful lives maximum		10

Restructuring, Impairment and Integration Charges (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008
Merger and integration costs	$ 808	$ 50
Merger and integration charges, after-tax impact per share	$ 0.4	$ 0.02	$ 0.25
Merger and integration charges recorded within corporate unallocated expenses	191
Restructuring and impairment charges		36	543
Interest Expense	903	397	329
Selling, general and administrative expenses	22,814	15,026	15,877
Number of employees terminated	2,370	410	3,500
Productivity for Growth Program [Member]
Restructuring and impairment charges, after tax		29	408
Selling, general and administrative expenses			455
Bottling Equity Income [Member]
Merger and integration costs	9
PBG PAS and WBD Acquisitions [Member]
Merger and integration costs	799
Merger and integration charges, after-tax impact	648
Interest Expense	30
PAB [Member]
Merger and integration costs	467
Europe [Member]
Merger and integration costs	$ 111

Restructuring, Impairment and Integration Charges (Merger and Integration Activity) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009	Dec. 27, 2008
Cash payments for merger and integration costs	$ (385)		$ (49)
Non-cash charges	(808)		(50)
Number of employees terminated	2,370		410	3,500
Asset Impairment [Member]
2010 merger and integration charges	132
Non-cash charges	(132)
Severance and Other Employee Costs [Member]
2010 merger and integration charges	396	[1]
Cash payments for merger and integration costs	(114)	[1]
Non-cash charges	(103)	[1]
Liability as of December 25, 2010	179	[1]
Other Costs [Member]
2010 merger and integration charges	280
Cash payments for merger and integration costs	(271)
Non-cash charges	16
Liability as of December 25, 2010	25
Total [Member]
2010 merger and integration charges	808
Cash payments for merger and integration costs	(385)
Non-cash charges	(219)
Liability as of December 25, 2010	$ 204

[1]	Primarily reflects termination costs for approximately 2,370 employees.

Restructuring, Impairment and Integration Charges (Restructuring and Impairment Charges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 26, 2009		Dec. 27, 2008	Dec. 25, 2010
Restructuring and impairment charges	$ 36		$ 543
Number of employees terminated	410		3,500	2,370
Asset Impairment [Member] | FLNA [Member]
Restructuring and impairment charges			31
Severance and Other Employee Costs [Member] | FLNA [Member]
Restructuring and impairment charges			35
Other Costs [Member] | FLNA [Member]
Restructuring and impairment charges	1		15
Total [Member] | FLNA [Member]
Restructuring and impairment charges	1		81
Asset Impairment [Member] | QFNA [Member]
Restructuring and impairment charges			10
Severance and Other Employee Costs [Member] | QFNA [Member]
Restructuring and impairment charges			27
Other Costs [Member] | QFNA [Member]
Restructuring and impairment charges	2		21
Total [Member] | QFNA [Member]
Restructuring and impairment charges	2		58
Asset Impairment [Member] | LAF [Member]
Restructuring and impairment charges			8
Severance and Other Employee Costs [Member] | LAF [Member]
Restructuring and impairment charges	3	[1]	30
Other Costs [Member] | LAF [Member]
Restructuring and impairment charges			2
Total [Member] | LAF [Member]
Restructuring and impairment charges	3		40
Asset Impairment [Member] | PAB [Member]
Restructuring and impairment charges			92
Severance and Other Employee Costs [Member] | PAB [Member]
Restructuring and impairment charges	6	[1]	68
Other Costs [Member] | PAB [Member]
Restructuring and impairment charges	10		129
Total [Member] | PAB [Member]
Restructuring and impairment charges	16		289
Asset Impairment [Member] | Europe [Member]
Restructuring and impairment charges			6
Severance and Other Employee Costs [Member] | Europe [Member]
Restructuring and impairment charges	2	[1]	39
Other Costs [Member] | Europe [Member]
Restructuring and impairment charges			5
Total [Member] | Europe [Member]
Restructuring and impairment charges	2		50
Asset Impairment [Member] | AMEA [Member]
Restructuring and impairment charges			2
Severance and Other Employee Costs [Member] | AMEA [Member]
Restructuring and impairment charges	6	[1]	11
Other Costs [Member] | AMEA [Member]
Restructuring and impairment charges	6		2
Total [Member] | AMEA [Member]
Restructuring and impairment charges	12		15
Severance and Other Employee Costs [Member] | Corporate [Member]
Restructuring and impairment charges			2
Other Costs [Member] | Corporate [Member]
Restructuring and impairment charges			8
Total [Member] | Corporate [Member]
Restructuring and impairment charges			10
Severance and Other Employee Costs [Member]
Restructuring and impairment charges	17	[1]	212
Asset Impairment [Member]
Restructuring and impairment charges			149
Other Costs [Member]
Restructuring and impairment charges	19		182
Total [Member]
Restructuring and impairment charges	$ 36		$ 543

[1]	Primarily reflects termination costs for approximately 410 employees.

Restructuring, Impairment and Integration Charges (Productivity for Growth Program Activity) (Details) (USD $) In Millions	12 Months Ended
	Dec. 26, 2009	Dec. 27, 2008	Dec. 26, 2009 Severance and Other Employee Costs [Member]		Dec. 27, 2008 Severance and Other Employee Costs [Member]	Dec. 25, 2010 Severance and Other Employee Costs [Member] Productivity for Growth Program [Member]	Dec. 26, 2009 Severance and Other Employee Costs [Member] Productivity for Growth Program [Member]	Dec. 27, 2008 Severance and Other Employee Costs [Member] Productivity for Growth Program [Member]	Dec. 27, 2008 Asset Impairment [Member]	Dec. 26, 2009 Asset Impairment [Member] Productivity for Growth Program [Member]	Dec. 27, 2008 Asset Impairment [Member] Productivity for Growth Program [Member]	Dec. 26, 2009 Other Costs [Member]	Dec. 27, 2008 Other Costs [Member]	Dec. 25, 2010 Other Costs [Member] Productivity for Growth Program [Member]	Dec. 26, 2009 Other Costs [Member] Productivity for Growth Program [Member]	Dec. 27, 2008 Other Costs [Member] Productivity for Growth Program [Member]	Dec. 25, 2010 Productivity for Growth Program [Member]	Dec. 26, 2009 Productivity for Growth Program [Member]	Dec. 27, 2008 Productivity for Growth Program [Member]
Restructuring and impairment charges	$ 36	$ 543	$ 17	[1]	$ 212		$ 17	$ 212	$ 149	$ 12	$ 149	$ 19	$ 182		$ 7	$ 182		$ 36	$ 543
Cash payments						(6)	(128)	(50)						(25)	(68)	(109)	(31)	(196)	(159)
Non-cash charge						(2)		(27)			(149)			(1)		(9)	(3)		(185)
Currency translation							(14)	(1)		(12)				(1)	25		(1)	(1)	(1)
Liability						$ 1	$ 9	$ 134						$ 1	$ 28	$ 64	$ 2	$ 37	$ 198

[1]	Primarily reflects termination costs for approximately 410 employees.

Property, Plant and Equipment and Intangible Assets (Narrative) (Details) (USD $) In Millions	12 Months Ended
Dec. 25, 2010
2011	$ 121
2012	114
2013	106
2014	89
2015	$ 81

Property, Plant and Equipment and Intangible Assets (Property, Plant and Equipment and Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008
Property, plant and equipment, gross	$ 33,041	$ 24,912
Accumulated depreciation	(13,983)	(12,241)
Property, Plant and Equipment, net	19,058	12,671
Depreciation expense	2,124	1,500	1,422
Amortizable of intangible assets, gross	3,269	1,970
Accumulated amortization	(1,244)	(1,129)
Amortizable of intangible assets, net	2,025	841
Amortization expense	117	63	64
Land and Improvements [Member]
Property, plant and equipment, gross	1,976	1,208
Property, plant and equipment life minimum	10
Property, plant and equipment life maximum	34
Building and Improvements [Member]
Property, plant and equipment, gross	7,054	5,080
Property, plant and equipment life minimum	15
Property, plant and equipment life maximum	44
Machinery and Equipment [Member]
Property, plant and equipment, gross	22,091	17,183
Property, plant and equipment life minimum	5
Property, plant and equipment life maximum	15
Construction in Progress [Member]
Property, plant and equipment, gross	1,920	1,441
Acquired Franchise Rights [Member]
Amortizable of intangible assets, gross	949
Amortizable intangible assets life minimum	56
Amortizable intangible assets life maximum	60
Reacquired Franchise Rights [Member]
Amortizable of intangible assets, gross	110
Amortizable intangible assets life minimum	1
Amortizable intangible assets life maximum	14
Brands [Member]
Amortizable of intangible assets, gross	1,463	1,465
Amortizable intangible assets life minimum	5
Amortizable intangible assets life maximum	40
Other Identifiable Intangibles [Member]
Amortizable of intangible assets, gross	$ 747	$ 505
Amortizable intangible assets life minimum	10
Amortizable intangible assets life maximum	24

Property, Plant and Equipment and Intangible Assets (Change in Book Value of Nonamortizable Assets) (Details) (USD $) In Millions	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009
Balance Beginning	$ 8,316		$ 6,252
Acquisitions	17,296		2,027
Translation and Other	832		37
Balance End	26,444		8,316
Goodwill [Member]
Balance Beginning	6,534		5,124
Acquisitions	8,175		1,380
Translation and Other	(48)		30
Balance End	14,661		6,534
Goodwill [Member] | FLNA [Member]
Balance Beginning	306		277
Acquisitions			6
Translation and Other	7		23
Balance End	313		306
Goodwill [Member] | QFNA [Member]
Balance Beginning	175		175
Acquisitions
Balance End	175		175
Goodwill [Member] | LAF [Member]
Balance Beginning	479		424
Acquisitions			17
Translation and Other	18		38
Balance End	497		479
Goodwill [Member] | PAB [Member]
Balance Beginning	2,431	[1]	2,355	[1]
Acquisitions	7,476	[1]	62	[1]
Translation and Other	39	[1]	14	[1]
Balance End	9,946	[1]	2,431	[1]
Goodwill [Member] | Europe [Member]
Balance Beginning	2,625	[1]	1,470	[1]
Acquisitions	583	[1]	1,291	[1]
Translation and Other	(168)	[1]	(136)	[1]
Balance End	3,040	[1]	2,625	[1]
Goodwill [Member] | AMEA [Member]
Balance Beginning	518		423
Acquisitions	116		4
Translation and Other	56		91
Balance End	690		518
Brands [Member]
Balance Beginning	1,782		1,128
Acquisitions	180		647
Translation and Other	(57)		7
Balance End	1,905		1,782
Brands [Member] | FLNA [Member]
Balance Beginning	30
Acquisitions			26
Translation and Other	1		4
Balance End	31		30
Brands [Member] | LAF [Member]
Balance Beginning	136		127
Acquisitions			1
Translation and Other	7		8
Balance End	143		136
Brands [Member] | PAB [Member]
Balance Beginning	112	[1]	59	[1]
Acquisitions	66	[1]	48	[1]
Translation and Other	4	[1]	5	[1]
Balance End	182	[1]	112	[1]
Brands [Member] | Europe [Member]
Balance Beginning	1,378	[1]	844	[1]
Acquisitions	88	[1]	572	[1]
Translation and Other	(86)	[1]	(38)	[1]
Balance End	1,380	[1]	1,378	[1]
Brands [Member] | AMEA [Member]
Balance Beginning	126		98
Acquisitions	26
Translation and Other	17		28
Balance End	169		126
Reacquired Franchise Rights [Member]
Balance Beginning
Acquisitions	8,039
Translation and Other	37
Balance End	8,076
Reacquired Franchise Rights [Member] | PAB [Member]
Balance Beginning		[1]		[1]
Acquisitions	7,229	[1]		[1]
Translation and Other	54	[1]
Balance End	7,283	[1]		[1]
Reacquired Franchise Rights [Member] | Europe [Member]
Balance Beginning		[1]		[1]
Acquisitions	810	[1]		[1]
Translation and Other	(17)	[1]
Balance End	793	[1]		[1]
Acquired Franchise Rights [Member]
Balance Beginning
Acquisitions	892
Translation and Other	900
Balance End	1,792
Acquired Franchise Rights [Member] | PAB [Member]
Balance Beginning		[1]		[1]
Acquisitions	660	[1]		[1]
Translation and Other	905	[1],[2]
Balance End	1,565	[1]		[1]
Acquired Franchise Rights [Member] | Europe [Member]
Balance Beginning		[1]		[1]
Acquisitions	232	[1]		[1]
Translation and Other	(5)	[1]
Balance End	227	[1]		[1]
Other Intangible Assets [Member]
Balance Beginning
Acquisitions	10
Balance End	10
Other Intangible Assets [Member] | PAB [Member]
Balance Beginning		[1]		[1]
Acquisitions	10	[1]		[1]
Balance End	10	[1]		[1]
FLNA [Member]
Balance Beginning	336		277
Acquisitions			32
Translation and Other	8		27
Balance End	344		336
LAF [Member]
Balance Beginning	615		551
Acquisitions			18
Translation and Other	25		46
Balance End	640		615
PAB [Member]
Balance Beginning	2,543	[1]	2,414	[1]
Acquisitions	15,441	[1]	110	[1]
Translation and Other	1,002	[1]	19	[1]
Balance End	18,986	[1]	2,543	[1]
Europe [Member]
Balance Beginning	4,003		2,314
Acquisitions	1,713		1,863
Translation and Other	(276)		(174)
Balance End	5,440		4,003
AMEA [Member]
Balance Beginning	644		521
Acquisitions	142		4
Translation and Other	73		119
Balance End	$ 859		$ 644

[1]	Net increases in 2010 relate primarily to our acquisitions of PBG and PAS.
[2]	Includes $900 million related to our upfront payment to DPSG to manufacture and distribute Dr Pepper and certain other DPSG products.

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009
Total gross amount of reserves for income taxes	$ 2,023,000,000
Interest accrued	570,000,000	461,000,000
Interest accrued recognized	135,000,000	30,000,000
Operating loss carryforwards	9,100,000,000
Income tax undistributed international earnings	26,600,000,000
Expire 2011 [Member]
Operating loss carryforwards	400,000,000
Expire 2012-2030 [Member]
Operating loss carryforwards	6,500,000,000
Carried Forward Indefinitely [Member]
Operating loss carryforwards	$ 2,200,000,000

Income Taxes (Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008
Income before income taxes in U.S	$ 4,008	$ 4,209	$ 3,274
Income before income taxes in Foreign	4,224	3,870	3,771
Income before income taxes	8,232	8,079	7,045
Current: U.S. Federal	932	1,238	815
Foreign	728	473	732
State	137	124	87
Provision for income taxes, Current total	1,797	1,835	1,634
Deferred: U.S. Federal	78	223	313
Foreign	18	21	(69)
State	1	21	1
Provision for income taxes, Deferred total	97	265	245
Provision for income taxes	1,894	2,100	1,879
U.S. Federal statutory tax rate	35.00%	35.00%	35.00%
State income tax, net of U.S. Federal tax benefit	1.10%	1.20%	0.80%
Lower taxes on foreign results	(9.40%)	(7.90%)	(8.00%)
Acquisitions of PBG and PAS	(3.10%)
Other, net	(0.60%)	(2.30%)	(1.10%)
Annual tax rate	23.00%	26.00%	26.70%
Investments in noncontrolled affiliates	74	1,120
Debt guarantee of wholly owned subsidiary	828
Property, plant and equipment	1,984	1,056
Intangible assets other than nondeductible goodwill	3,726	417
Other	647	68
Gross deferred tax liabilities	7,259	2,661
Net carryforwards	1,264	624
Stock-based compensation	455	410
Retiree medical benefits	579	508
Other employee-related benefits	527	442
Pension benefits	291	179
Deductible state tax and interest benefits	320	256
Financing Activities	291
Other	904	560
Gross deferred tax assets	4,631	2,979
Valuation allowances	(875)	(586)
Deferred tax assets, net	3,756	2,393
Net deferred tax liabilities	3,503	268
Prepaid expenses and other current assets	554	391
Other assets
Deferred income taxes	4,057	659
Balance, beginning of year	586	657	695
Provision/(Benefit)	75	(78)	(5)
Other additions/(deductions)	214	7	(33)
Balance, end of year	$ 875	$ 586	$ 657

Income Taxes (Reserve Rollforward) (Details) (USD $) In Millions	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009
Balance, beginning of year	$ 1,731		$ 1,711
Additions for tax positions related to the current year	204		238
Additions for tax positions from prior years	517		79
Reductions for tax positions from prior years	(391)		(236)
Settlement payments	(30)		(64)
Statute of limitations expiration	(7)		(4)
Translation and other	(2)		7
Balance, end of period	$ 2,022	[1]	$ 1,731

[1]	Includes amounts related to our acquisitions of PBG and PAS.

Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008	Feb. 26, 2010
Stock-based compensation expense	$ 299	$ 227	$ 238
Merger and Integration Costs included in Stock-Based Compensation	53
Unvested acquisition-related grants	86
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	89	67	71
Common Stock, Capital Shares Reserved for Future Issuance	154
Stock option equity issuances, vested at acquisition				8.3
RSU equity issuances, vested at acquisition				0.6
Stock options, unvested				5.5
RSUs, unvested				2.1
Acquisition-related awards remaining vesting period, in years				3
Stock option exercisable life	10
Percent of equity awards granted to senior officers as stock options	50.00%
The percentage of equity awards granted to senior officers as performance-based RSUs	50.00%
Unrecognized compensation cost related to nonvested share-based compensation grants	423
Weighted-average period for recognizing unrecognized compensation	2
Total stock-based compensation expense	$ 352	$ 227	$ 238
PBG [Member]
Weighted-average grant price, stock options				$ 42.89
Weighted-average grant price, RSUs				$ 62.3
Stock options issued				13.4
RSUs issued				2.7
PAS [Member]
Weighted-average grant price, stock options				$ 31.72
Stock options issued				0.4

Stock-Based Compensation (Table of Weighted-Average Black-Scholes Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008
Expected life, in years	5	6	6
Risk free interest rate	2.30%	2.80%	3.00%
Expected volatility	17.00%	17.00%	16.00%
Expected dividend yield	2.80%	3.00%	1.90%

Stock-Based Compensation (Stock-Based Compensation Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 25, 2010
Outstanding at December 26, 2009, Options	106,011	[1]
Granted Options	26,858	[1]
Exercised Options	(23,940)	[1]
Forfeited/expired Options	(2,726)	[1]
Outstanding at December 25, 2010, Options	106,203	[1]
Exercisable at December 25, 2010, Options	67,304	[1]
Outstanding Average Price, at December 26, 2009	$ 51.68	[2]
Granted Average Price	$ 54.09	[2]
Exercised Average Price	$ 43.47	[2]
Forfeited/expired Average Price	$ 55.85	[2]
Outstanding Average Price, at December 25, 2010	$ 54.03	[2]
Exercisable Average Price, at December 25, 2010	$ 50.26	[2]
Outstanding Average Life, at December 25, 2010	5.19	[3]
Exercisable Average Life, at December 25, 2010	3.44	[3]
Outstanding Aggregate Intrinsic Value, at December 25, 2010	$ 1,281,596	[4]
Exercisable Aggregate Intrinsic Value, at December 25, 2010	$ 1,040,510	[4]

[1]	Options are in thousands and include options previously granted under PBG, PAS and Quaker plans. No additional options or shares may be granted under the PBG, PAS and Quaker plans.
[2]	Weighted-average exercise price.
[3]	Weighted-average contractual life remaining.
[4]	In thousands.

Stock-Based Compensation (Restricted Stock Units Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009		Dec. 27, 2008
Outstanding RSU, at December 26, 2009	6,092	[1]
Granted RSU	8,326	[1]	2,653		2,135
Converted RSU	(3,183)	[1]
Forfeited/expired RSU	(573)	[1]
Outstanding RSU, at December 25, 2010	10,662	[1]	6,092	[1]
Outstanding Average Intrinsic Value, Beginning	$ 60.98	[2]
Granted Average Intrinsic Value	$ 65.01	[2]	$ 53.22		$ 68.73
Converted Average Intrinsic Value	$ 63.58	[2]
Forfeited/expired Average Intrinsic Value	$ 62.5	[2]
Outstanding Average Intrinsic Value, Ending	$ 63.27	[2]	$ 60.98	[2]
Outstanding Aggregate Intrinsic Value, at December 25, 2010	$ 700,397	[3]
Outstanding Average Life, at December 25, 2010	1.69	[4]

[1]	RSUs are in thousands and include RSUs previously granted under a PBG plan. No additional RSUs or shares may be granted under the PBG plan.
[2]	Weighted-average intrinsic value at grant date.
[3]	In thousands.
[4]	Weighted-average contractual life remaining.

Stock-Based Compensation (Other Stock-Based Compensation Data) (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009	Dec. 27, 2008
Weighted-average fair value of options granted	$ 13.93		$ 7.02	$ 11.24
Total intrinsic value of options exercised	$ 502,354		$ 194,545	$ 410,152
Total number of RSUs granted	8,326	[1]	2,653	2,135
Weighted-average intrinsic value of RSUs granted	$ 65.01	[2]	$ 53.22	$ 68.73
Total intrinsic value of RSUs converted	$ 202,717		$ 124,193	$ 180,563

[1]	RSUs are in thousands and include RSUs previously granted under a PBG plan. No additional RSUs or shares may be granted under the PBG plan.
[2]	Weighted-average intrinsic value at grant date.

Pension, Retiree Medical and Savings Plans (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 04, 2010	Dec. 25, 2010	Dec. 24, 2011	Dec. 25, 2010	Dec. 26, 2009
Lower limit of net accumulated gain or loss				10.00%
Average remaining service period of active plan participants for pension expense				11
Average remaining service period of active plan participants for retiree medical expense				8
Merger of the pension plan assets of the legacy PBG and PAS U.S. pension plans with those of PepsiCo in one trust	1
Unfunded plans included in total projected benefit liability				$ 747,000,000
Pension contributions			160,000,000,000
Discretionary, pension contributions			15,000,000,000
Expected long-term rate of return on U.S. plan assets				7.80%
Target investment allocation, for fixed income allocations				40.00%
Pension strategy investment term				5
Contribution retiree medical plan		170,000,000	145,000,000,000	100,000,000
Average increase in the cost of covered retiree medical benefits			7.00%
Matching contributions				135,000,000	72,000,000
Retiree Medical Plan [Member]
Pre-tax curtailment gain	62,000,000
U.S. Equity Allocation [Member]
Target investment allocation				40.00%
International Equity Allocation [Member]
Target investment allocation				20.00%
2020 and Thereafter [Member]
Average increase is then projected to decline			5.00%

Pension, Retiree Medical and Savings Plans (Selected Financial Information for Pension and Retiree Medical Plans) (Details) (USD $) In Millions	12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008
U.S. [Member]
Liability at beginning of year	$ 6,606	$ 6,217
Acquisitions	2,161
Service cost	299	238	244
Interest cost	506	373	371
Plan amendments	28
Experience loss/(gain)	583	70
Benefit payments	(375)	(296)
Settlement/curtailment gain	(2)
Special termination benefits	45
Other		4
Liability at end of year	9,851	6,606	6,217
Fair value at beginning of year	5,420	3,974
Acquisitions	1,633
Actual return on plan assets	943	697
Employer contributions/funding	1,249	1,041
Other		4
Fair value at end of year	8,870	5,420	3,974
Funded status	(981)	(1,186)
Other assets	47
Other current liabilities	(54)	(36)
Other liabilities	(974)	(1,150)
Net amount recognized	(981)	(1,186)
Net loss	2,726	2,563
Prior service cost/(credit)	117	101
Total	2,843	2,664
Change in discount rate	556	47
Employee-related assumption changes	4
Liability-related experience different from assumptions	43	23
Actual asset return different from expected return	(300)	(235)
Amortization of losses	(119)	(111)
Other, including foreign currency adjustments	(21)	13
Total	163	(263)
Liability at end of year for service to date	9,163	5,784
International [Member]
Liability at beginning of year	1,709	1,270
Acquisitions	90
Service cost	81	54	61
Interest cost	106	82	88
Participant contributions	3	10
Experience loss/(gain)	213	221
Benefit payments	(69)	(50)
Settlement/curtailment gain	(3)	(8)
Special termination benefits	3
Foreign currency adjustment	(18)	130
Other	27
Liability at end of year	2,142	1,709	1,270
Fair value at beginning of year	1,561	1,165
Acquisitions	52
Actual return on plan assets	164	159
Employer contributions/funding	215	167
Participant contributions	3	10
Settlement/curtailment [gain/(loss)]	(2)	(8)
Foreign currency adjustment	(28)	118
Fair value at end of year	1,896	1,561	1,165
Funded status	(246)	(148)
Other assets	66	50
Other current liabilities	(10)	(1)
Other liabilities	(302)	(197)
Net amount recognized	(246)	(148)
Net loss	767	625
Prior service cost/(credit)	17	20
Total	784	645
Change in discount rate	213	97
Employee-related assumption changes	(4)	70
Liability-related experience different from assumptions	5	51
Actual asset return different from expected return	(41)	(54)
Amortization of losses	(24)	(9)
Other, including foreign currency adjustments	(7)	49
Total	142	204
Liability at end of year for service to date	1,743	1,414
Retiree Medical Plan [Member]
Liability at beginning of year	1,359	1,370
Acquisitions	396
Service cost	54	44	45
Interest cost	93	82	82
Plan amendments	(132)
Experience loss/(gain)	95	(63)
Benefit payments	(100)	(80)
Special termination benefits	3
Foreign currency adjustment	2	6
Liability at end of year	1,770	1,359	1,370
Fair value at beginning of year	13
Actual return on plan assets	7	2
Employer contributions/funding	270	91
Fair value at end of year	190	13
Funded status	(1,580)	(1,346)
Other current liabilities	(145)	(105)
Other liabilities	(1,435)	(1,241)
Net amount recognized	(1,580)	(1,346)
Net loss	270	190
Prior service cost/(credit)	(150)	(102)
Total	120	88
Change in discount rate	101	11
Employee-related assumption changes	8	(38)
Liability-related experience different from assumptions	(22)	(36)
Actual asset return different from expected return	(6)	(2)
Amortization of losses	(9)	(11)
Other, including foreign currency adjustments	8
Total	$ 80	$ (76)

Pension, Retiree Medical and Savings Plans (Components of Benefit Expense) (Details) (USD $) In Millions	12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008
U.S. [Member]
Service cost	$ 299	$ 238	$ 244
Interest cost	506	373	371
Expected return on plan assets	(643)	(462)	(416)
Amortization of prior service cost/(credit)	12	12	19
Amortization of net loss	119	110	55
Gross total	293	271	273
Settlement/curtailment (gain)/loss	(2)	(13)	3
Special termination benefits	45		31
Total	336	258	307
International [Member]
Service cost	81	54	61
Interest cost	106	82	88
Expected return on plan assets	(123)	(105)	(112)
Amortization of prior service cost/(credit)	2	2	3
Amortization of net loss	24	9	19
Gross total	90	42	59
Settlement/curtailment (gain)/loss	1	3	3
Special termination benefits	3		2
Total	94	45	64
Retiree Medical Plan [Member]
Service cost	54	44	45
Interest cost	93	82	82
Expected return on plan assets	(1)
Amortization of prior service cost/(credit)	(22)	(17)	(13)
Amortization of net loss	9	11	7
Gross total	133	120	121
Settlement/curtailment (gain)/loss	(62)
Special termination benefits	3		3
Total	$ 74	$ 120	$ 124

Pension, Retiree Medical and Savings Plans (Estimated Amounts to be Amortized from Accumulated Other Comprehensive Loss into Benefit Expense In 2011 for Pension and Retiree Medical Plans) (Details) (USD  $)
In Millions	12 Months Ended
Dec. 25, 2010
Retiree Medical Plan [Member]
Net loss	$ 12
Prior service cost/(credit)	(28)
Total	(16)
U.S. [Member]
Net loss	144
Prior service cost/(credit)	15
Total	159
International [Member]
Net loss	39
Prior service cost/(credit)	2
Total	$ 41

Pension, Retiree Medical and Savings Plans (Weighted Average Assumptions to Determine Projected Benefit Liability and Benefit Expense for Pension and Retiree Medical Plans) (Details)	Dec. 25, 2010 Retiree Medical Plan [Member]	Dec. 26, 2009 Retiree Medical Plan [Member]	Dec. 27, 2008 Retiree Medical Plan [Member]	Dec. 25, 2010 U.S. [Member]	Dec. 26, 2009 U.S. [Member]	Dec. 27, 2008 U.S. [Member]	Dec. 25, 2010 International [Member]	Dec. 26, 2009 International [Member]	Dec. 27, 2008 International [Member]
Liability discount rate	5.20%	6.10%	6.20%	5.70%	6.10%	6.20%	5.50%	5.90%	6.30%
Expense discount rate	5.80%	6.20%	6.50%	6.00%	6.20%	6.50%	6.00%	6.30%	5.60%
Expected return on plan assets	7.80%			7.80%	7.80%	7.80%	7.10%	7.10%	7.20%
Liability rate of salary increases				4.10%	4.40%	4.40%	4.10%	4.10%	4.10%
Expense rate of salary increases				4.40%	4.40%	4.60%	4.10%	4.20%	3.90%

Pension, Retiree Medical and Savings Plans (Selected Information about Plans with Liability for Service to Date and Total Benefit Liability in Excess of Plan Assets) (Details) (USD $) In Millions	Dec. 25, 2010	Dec. 26, 2009
Retiree Medical Plan [Member]
Benefit liability	$ (1,770)	$ (1,359)
Fair value of plan assets	190	13
U.S. [Member]
Benefit liability	(5,806)	(6,603)
Fair value of plan assets	4,778	5,417
Liability for service to date	(525)	(2,695)
Fair value of plan assets		2,220
International [Member]
Benefit liability	(1,949)	(1,566)
Fair value of plan assets	1,638	1,368
Liability for service to date	(610)	(342)
Fair value of plan assets	$ 474	$ 309

Pension, Retiree Medical and Savings Plans (Estimated Future Benefit Payments ) (Details) (USD $) In Millions	Dec. 25, 2010
Pension [Member]
2011	$ 480
2012	500
2013	520
2014	560
2015	595
2016-20	3,770
Retiree Medical Plan [Member]
2011	155	[1]
2012	155	[1]
2013	160	[1]
2014	165	[1]
2015	170	[1]
2016-20	$ 875	[1]

[1]	Expected future benefit payments for our retiree medical plans do not reflect any estimated subsidies expected to be received under the 2003 Medicare Act. Subsidies are expected to be approximately $11 million for each of the years from 2011 through 2015 and approximately $90 million in total for 2016 through 2020.

Pension, Retiree Medical and Savings Plans (Categorized Plan Assets Measured at Fair Value) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009
Representation of one fund in total U.S. plan assets	32.00%		25.00%
Retiree Medical Plan [Member]
Fair value of plan assets	$ 190		$ 13
Retiree medical plan assets	190
U.S. Plan Assets [Member]
Fair value of plan assets	9,060	[1]	5,420
U.S. Plan Assets [Member] | Contracts with Insurance Companies [Member]
Fair value of plan assets	28	[1],[2]	9	[2]
U.S. Plan Assets [Member] | Contracts with Insurance Companies [Member] | Level 3 [Member]
Fair value of plan assets	28	[1],[2]
U.S. Plan Assets [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets	81	[1]	457
U.S. Plan Assets [Member] | Cash and Cash Equivalents [Member] | Level 1 [Member]
Fair value of plan assets	81	[1]
U.S. Plan Assets [Member] | Sub Total International Plan Assets [Member]
Fair value of plan assets	9,013	[1]	5,388
U.S. Plan Assets [Member] | Sub Total International Plan Assets [Member] | Level 1 [Member]
Fair value of plan assets	1,219	[1]
U.S. Plan Assets [Member] | Sub Total International Plan Assets [Member] | Level 2 [Member]
Fair value of plan assets	7,766	[1]
U.S. Plan Assets [Member] | Sub Total International Plan Assets [Member] | Level 3 [Member]
Fair value of plan assets	28	[1]
U.S. Plan Assets [Member] | Dividends And Interest Receivable [Member]
Fair value of plan assets	47	[1]	32
U.S. Plan Assets [Member] | Pepsi Co Common Stock [Member]
Fair value of plan assets			332	[3]
U.S. Plan Assets [Member] | U.S. Common Stock [Member]
Fair value of plan assets	304	[1],[3]	229	[3]
U.S. Plan Assets [Member] | U.S. Common Stock [Member] | Level 1 [Member]
Fair value of plan assets	304	[1],[3]
U.S. Plan Assets [Member] | U.S. Commingled Funds [Member]
Fair value of plan assets	3,426	[1],[4]	1,387	[4]
U.S. Plan Assets [Member] | U.S. Commingled Funds [Member] | Level 2 [Member]
Fair value of plan assets	3,426	[1],[4]
U.S. Plan Assets [Member] | International Common Stock [Member]
Fair value of plan assets	834	[1],[3]	700	[3]
U.S. Plan Assets [Member] | International Common Stock [Member] | Level 1 [Member]
Fair value of plan assets	834	[1],[3]
U.S. Plan Assets [Member] | International Commingled Fund [Member]
Fair value of plan assets	992	[1],[5]	114	[5]
U.S. Plan Assets [Member] | International Commingled Fund [Member] | Level 2 [Member]
Fair value of plan assets	992	[1],[5]
U.S. Plan Assets [Member] | Preferred Stock [Member]
Fair value of plan assets	4	[1],[6]	4	[6]
U.S. Plan Assets [Member] | Preferred Stock [Member] | Level 2 [Member]
Fair value of plan assets	4	[1],[6]
U.S. Plan Assets [Member] | Government Securities [Member]
Fair value of plan assets	950	[1],[6]	741	[6]
U.S. Plan Assets [Member] | Government Securities [Member] | Level 2 [Member]
Fair value of plan assets	950	[1],[6]
U.S. Plan Assets [Member] | Corporate Bonds [Member]
Fair value of plan assets	2,374	[1],[6]	1,214	[6]
Representation of one fund in total U.S. plan assets	22.00%		18.00%
U.S. Plan Assets [Member] | Corporate Bonds [Member] | Level 2 [Member]
Fair value of plan assets	2,374	[1],[6]
U.S. Plan Assets [Member] | Mortgage Backed Securities [Member]
Fair value of plan assets	20	[1],[6]	201	[6]
U.S. Plan Assets [Member] | Mortgage Backed Securities [Member] | Level 2 [Member]
Fair value of plan assets	20	[1],[6]
International Plan Assets [Member]
Fair value of plan assets	1,896	[1]	1,561
International Plan Assets [Member] | Contracts with Insurance Companies [Member]
Fair value of plan assets	28	[1],[2]	29	[2]
International Plan Assets [Member] | Contracts with Insurance Companies [Member] | Level 3 [Member]
Fair value of plan assets	28	[1],[2]
International Plan Assets [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets	120	[1]	17
International Plan Assets [Member] | Cash and Cash Equivalents [Member] | Level 1 [Member]
Fair value of plan assets	120	[1]
International Plan Assets [Member] | Sub Total International Plan Assets [Member]
Fair value of plan assets	1,891	[1]	1,561
International Plan Assets [Member] | Sub Total International Plan Assets [Member] | Level 1 [Member]
Fair value of plan assets	120	[1]
International Plan Assets [Member] | Sub Total International Plan Assets [Member] | Level 2 [Member]
Fair value of plan assets	1,743	[1]
International Plan Assets [Member] | Sub Total International Plan Assets [Member] | Level 3 [Member]
Fair value of plan assets	28	[1]
International Plan Assets [Member] | Dividends And Interest Receivable [Member]
Fair value of plan assets	5	[1]
International Plan Assets [Member] | U.S. Commingled Funds [Member]
Fair value of plan assets	193	[1],[4]	180	[4]
International Plan Assets [Member] | U.S. Commingled Funds [Member] | Level 2 [Member]
Fair value of plan assets	193	[1],[4]
International Plan Assets [Member] | International Commingled Fund [Member]
Fair value of plan assets	779	[1],[5]	661	[5]
International Plan Assets [Member] | International Commingled Fund [Member] | Level 2 [Member]
Fair value of plan assets	779	[1],[5]
International Plan Assets [Member] | Currency Commingled Funds [Member]
Fair value of plan assets	42	[1],[7]	44	[7]
International Plan Assets [Member] | Currency Commingled Funds [Member] | Level 2 [Member]
Fair value of plan assets	42	[1],[7]
International Plan Assets [Member] | Fixed Income Commingled Fund [Member]
Fair value of plan assets	393	[1],[8]	363	[8]
International Plan Assets [Member] | Fixed Income Commingled Fund [Member] | Level 2 [Member]
Fair value of plan assets	393	[1],[8]
International Plan Assets [Member] | Government Securities [Member]
Fair value of plan assets	184	[1],[6]	139	[6]
International Plan Assets [Member] | Government Securities [Member] | Level 2 [Member]
Fair value of plan assets	184	[1],[6]
International Plan Assets [Member] | Corporate Bonds [Member]
Fair value of plan assets	152	[1],[6]	128	[6]
International Plan Assets [Member] | Corporate Bonds [Member] | Level 2 [Member]
Fair value of plan assets	$ 152	[1],[6]

[1]	2010 amounts include $190 million of retiree medical plan assets that are restricted for purposes of providing health benefits for U.S. retirees and their beneficiaries.
[2]	Based on the fair value of the contracts as determined by the insurance companies using inputs that are not observable.
[3]	Based on quoted market prices in active markets.
[4]	Based on the fair value of the investments owned by these funds that track various U.S. large, mid-cap and small company indices. Includes one large-cap fund that represents 32% and 25%, respectively, of total U.S. plan assets for 2010 and 2009.
[5]	Based on the fair value of the investments owned by these funds that track various non-U.S. equity indices.
[6]	Based on quoted bid prices for comparable securities in the marketplace and broker/dealer quotes that are not observable. Corporate bonds of U.S.-based companies represent 22% and 18%, respectively, of total U.S. plan assets for 2010 and 2009.
[7]	Based on the fair value of the investments owned by these funds. Includes managed hedge funds that invest primarily in derivatives to reduce currency exposure.
[8]	Based on the fair value of the investments owned by these funds that track various government and corporate bond indices.

Pension, Retiree Medical and Savings Plans (Effects of One Percentage Point Change in the Assumed Health Care Trend Rate) (Details) (USD $) In Millions	12 Months Ended
Dec. 25, 2010
One percent increase in 2010 service and interest cost components	$ 5
One percent decrease in 2010 service and interest cost components	(4)
One percent increase in 2010 benefit liability	42
One percent decrease in 2010 benefit liability	$ (50)

Noncontrolled Bottling Affiliates (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 26, 2009	Dec. 27, 2008	Dec. 25, 2010 Trust for Benefit of Employees [Member]	Dec. 25, 2010 PBG	Dec. 26, 2009 PBG	Dec. 27, 2008 PBG	Dec. 26, 2009 PBG Common Class B [Member]	Dec. 26, 2009 PAS [Member]	Dec. 25, 2010 Bottling Group, LLC [Member]
Percentage of total net revenue				1.00%	6.00%	7.00%
Noncontrolling interest ownership percentage by noncontrolling owners					32.00%			43.00%	7.00%
Outstanding common stock ownership percentage							100.00%
Investment including goodwill					$ 463			$ 322
Share repurchases (in millions of dollars)			$ 357
Share repurchases (in millions of shares)			5.5

Noncontrolled Bottling Affiliates (Summarized Financial Information) (Details) (USD $) In Millions	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009		Dec. 27, 2008
Current assets	$ 17,569		$ 12,571
Total Assets	68,153		39,848		35,994
Current liabilities	15,892		8,756
Total Liabilities	46,677		22,406
Net revenue	57,838	[1]	43,232	[1]	43,251	[1]
Operating (loss)/income	8,332	[2]	8,044	[2]	6,959	[2]
Net (loss)/income attributable to PAS	(18)		(33)		(24)
PBG
Current assets			3,412
Noncurrent assets			10,158
Total Assets			13,570
Current liabilities			1,965
Noncurrent liabilities			7,896
Total Liabilities			9,861
Our investment			1,775
Net revenue			13,219		13,796
Gross profit			5,840		6,210
Operating (loss)/income			1,048		649
Net (loss)/income attributable to PAS			612		162
PAS [Member]
Current assets			952
Noncurrent assets			4,141
Total Assets			5,093
Current liabilities			669
Noncurrent liabilities			2,493
Total Liabilities			3,162
Our investment			1,071
Net revenue			4,421		4,937
Gross profit			1,767		1,982
Operating (loss)/income			381		473
Net (loss)/income attributable to PAS			$ 181		$ 226

[1]	Represents net revenue from businesses operating in these countries.
[2]	For information on the impact of restructuring, impairment and integration charges on our divisions, see Note 3.

Noncontrolled Bottling Affiliates (Related Party Transactions) (Details) (USD $) In Millions	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009		Dec. 27, 2008
Net revenue	$ 57,838	[1]	$ 43,232	[1]	$ 43,251	[1]
Cost of sales	26,575		20,099		20,351
Selling, general and administrative expenses	22,814		15,026		15,877
Accounts and notes receivable	6,323		4,624
Accounts payable and other liabilities	10,923		8,127
Related Party Transactions [Member]
Net revenue	993	[2]	3,922		4,049
Cost of sales	116	[2]	634		660
Selling, general and administrative expenses	6	[2]	24		30
Accounts and notes receivable	27	[2]	254		248
Accounts payable and other liabilities	$ 42	[2]	$ 285		$ 198

[1]	Represents net revenue from businesses operating in these countries.
[2]	Includes transactions with PBG and PAS in 2010 prior to the date of acquisition. 2010 balance sheet information for PBG and PAS is not applicable as we consolidated their balance sheets at the date of acquisition.

Debt Obligations and Commitments (Narrative) (Details) (USD $)	3 Months Ended																								3 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 25, 2010	Jan. 31, 2010	Dec. 26, 2009	Mar. 20, 2010 LIBOR Plus 3 Basis Points [Member]	Mar. 20, 2010 Three Point One Percent Senior Unsecured Notes [Member]	Mar. 20, 2010 Four Point Five Percent Senior Unsecured Notes [Member]	Mar. 20, 2010 Five Point Five Percent Senior Unsecured Notes [Member]	Dec. 25, 2010 Seven Percent Senior Notes [Member] Metro [Member]	Dec. 25, 2010 Seven Point Six Two Five Percent Notes [Member] Metro [Member]	Dec. 25, 2010 Seven Point Two Nine Percent Notes [Member] Metro [Member]	Dec. 25, 2010 Seven Point Four Four Percent Notes [Member] Metro [Member]	Dec. 25, 2010 Four Point Five Percent [Member] Metro [Member]	Dec. 25, 2010 Five Point Six Two Five Percent Notes [Member] Metro [Member]	Dec. 25, 2010 Five Point Seven Five Percent [Member] Metro [Member]	Dec. 25, 2010 Four Point Three Seven Five Percent [Member] Metro [Member]	Dec. 25, 2010 Four Point Eight Seven Five Percent [Member] Metro [Member]	Dec. 25, 2010 Five Percent Notes [Member] Metro [Member]	Dec. 25, 2010 Five Point Five Percent [Member] Metro [Member]	Dec. 25, 2010 Four Point Six Two Five Percent Senior Notes [Member] Bottling Group [Member]	Dec. 25, 2010 Four Point One Two Five Percent Senior Notes [Member] Bottling Group [Member]	Dec. 25, 2010 Five Percent Senior Notes [Member] Bottling Group [Member]	Dec. 25, 2010 Five Point Five Percent Senior Notes [Member] Bottling Group [Member]	Dec. 25, 2010 Six Point Nine Five Percent Senior Notes [Member] Bottling Group [Member]	Dec. 25, 2010 Five Point One Two Five Percent Senior Notes [Member] Bottling Group [Member]	Dec. 25, 2010 Seven Point Nine Zero Percent Senior Unsecured Notes [Member]	Dec. 25, 2010 Zero Point Eight Seven Five Percent Senior Unsecured Notes [Member]	Dec. 25, 2010 Three Point One Two Five Percent Senior Unsecured Notes [Member]	Dec. 25, 2010 Four Point Eight Seven Five Percent Senior Unsecured Notes [Member]	Dec. 25, 2010 Replaced Pas Credit Facility [Member]	Dec. 25, 2010 Parent Company [Member] Replaced Unsecured Revolving Credit Facility 2012 [Member]	Dec. 25, 2010 Replaced Unsecured Revolving Credit Facility 2012 [Member]	Dec. 25, 2010 Replaced Unsecured Revolving Credit Facility 2012 [Member] Bottling Group [Member]	Dec. 25, 2010 International Divisions [Member]	Dec. 25, 2010 Bottling Group [Member]
Fixed and floating rate notes issued		$ 4,250,000,000		$ 1,250,000,000	$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000																			$ 500,000,000	$ 1,000,000,000	$ 750,000,000
Interest rate on debt					3.10%	4.50%	5.50%	7.00%	7.63%	7.29%	7.44%	4.50%	5.63%	5.75%	4.38%	4.88%	5.00%	5.50%	4.63%	4.13%	5.00%	5.50%	6.95%	5.13%	7.90%	0.88%	3.13%	4.88%
Outstanding principal amount								1,000,000,000	9,000,000	100,000,000	25,000,000	150,000,000	250,000,000	300,000,000	350,000,000	300,000,000	250,000,000	250,000,000	1,000,000,000	250,000,000	400,000,000	800,000,000	1,300,000,000	750,000,000									657,000,000	7,484,000,000
Aggregate Principal Amount of Debt Repurchased																									500,000,000
Debt Instrument, Fair Value	25,900,000,000		8,600,000,000																															8,472,000,000
Debt Acquired In Connection With PBG And PAS Acquisitions Weighted-Average Stated Interest Rate																																		5.70%
Debt Acquired In Connection With PBG and PAS Acquisitions Weighted-Average Maturity In Years																																		6.6
Payment of tender offer																									672,000,000
Interest expense incurred related to debt repurchase	178,000,000
Line of credit facility, maximum borrowing capacity	2,575,000,000																													2,000,000,000		1,080,000,000
Replaced Line Of Credit Facility																													$ 540,000,000		$ 1,975,000,000

Debt Obligations and Commitments (Debt Obligations and Commitments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 25, 2010	Dec. 26, 2009
Current maturities of long-term debt obligations	$ 113	$ 102
Short-term debt obligations	4,898	464
Long-term debt obligations gross	20,112	7,502
Less: current maturities of long-term debt obligations	(113)	(102)
Long-term debt obligations	19,999	7,400
Other Borrowings Five Point Three Percentage and Six Point Seven Percentage [Member]
Other borrowings (5.3% and 6.7%)	640	362
Interest rate on debt	5.30%	6.70%
Commercial Paper (0.2%) [Member]
Commercial paper (0.2%)	2,632
Interest rate on debt	0.20%
Notes Due Two Thousand Eleven Four Point Four Percentage [Member]
Notes due	1,513
Interest rate on debt	4.40%
Current Maturities of Long-Term Debt [Member]
Current maturities of long-term debt obligations	113	102
Less: current maturities of long-term debt obligations	(113)	(102)
Note Due Two Thousand Twelve Three Point One Percentage and One Point Nine Percentage [Member]
Notes due	2,437	1,079
Interest rate on debt	3.10%	1.90%
Note Due Two Thousand Thirteen Three Point Zero Percentage and Three Point Seven Percentage [Member]
Notes due	2,110	999
Interest rate on debt	3.00%	3.70%
Note Due Two Thousand Fourteen Five Point Three Percentage and Four Point Zero Percentage [Member]
Notes due	2,888	1,026
Interest rate on debt	5.30%	4.00%
Note Due Two Thousand Fifteen Two Point Six Percentage [Member]
Notes due	1,617
Interest rate on debt	2.60%
Note Due Two Thousand Sixteen Through Two Thousand Forty Four Point Nine Percentage and Five Point Four Percentage [Member]
Notes due	10,828	4,056
Interest rate on debt	4.90%	5.40%
Zero Coupon Notes Due Two Thousand Eleven Through Two Thousand Twelve Thirteen Point Three Percentage [Member]
Notes due	136	192
Interest rate on debt	13.30%	13.30%
Other Notes Due Two Thousand Eleven Through Two Thousand Nineteen Four Point Eight Percentage and Eight Point Four Percentage [Member]
Notes due	$ 96	$ 150
Interest rate on debt	4.80%	8.40%

Debt Obligations and Commitments (Long-term Contractual Commitments) (Details) (USD $) In Millions	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009
Total long-term contractual commitments	$ 32,016	[1]
Fair value step-up of debt acquired in connection with our acquisitions of PBG and PAS	662
Current maturities of long-term debt obligations	113		102
Long-Term Debt Obligations [Member]
Long-term debt obligations, 2012-2013	19,337	[1],[2]
Long-Term Debt Obligations [Member] | Payments Due By Period 2012-2013 [Member]
Long-term debt obligations, 2012-2013	4,569	[1],[2]
Long-Term Debt Obligations [Member] | Payments Due By Period 2014-2015 [Member]
Long-term debt obligations, 2014-2015	4,322	[1],[2]
Long-Term Debt Obligations [Member] | Payments Due By Period 2016 And Beyond [Member]
Long-term debt obligations, 2016 and beyond	10,446	[1],[2]
Interest On Debt Obligations [Member]
Interest on debt obligations	7,746	[1],[3]
Interest On Debt Obligations [Member] | Payments Due By Period 2011 [Member]
Interest on debt obligations	809	[1],[3]
Interest On Debt Obligations [Member] | Payments Due By Period 2012-2013 [Member]
Interest on debt obligations	1,480	[1],[3]
Interest On Debt Obligations [Member] | Payments Due By Period 2014-2015 [Member]
Interest on debt obligations	1,075	[1],[3]
Interest On Debt Obligations [Member] | Payments Due By Period 2016 And Beyond [Member]
Interest on debt obligations	4,382	[1],[3]
Operating Leases [Member]
Operating leases	1,676	[1]
Operating Leases [Member] | Payments Due By Period 2011 [Member]
Operating leases	390	[1]
Operating Leases [Member] | Payments Due By Period 2012-2013 [Member]
Operating leases	543	[1]
Operating Leases [Member] | Payments Due By Period 2014-2015 [Member]
Operating leases	320	[1]
Operating Leases [Member] | Payments Due By Period 2016 And Beyond [Member]
Operating leases	423	[1]
Purchasing Commitments [Member]
Purchasing commitments	2,433	[1]
Purchasing Commitments [Member] | Payments Due By Period 2011 [Member]
Purchasing commitments	765	[1]
Purchasing Commitments [Member] | Payments Due By Period 2012-2013 [Member]
Purchasing commitments	1,159	[1]
Purchasing Commitments [Member] | Payments Due By Period 2014-2015 [Member]
Purchasing commitments	481	[1]
Purchasing Commitments [Member] | Payments Due By Period 2016 And Beyond [Member]
Purchasing commitments	28	[1]
Marketing Commitments [Member]
Marketing commitments	824	[1]
Marketing Commitments [Member] | Payments Due By Period 2011 [Member]
Marketing commitments	294	[1]
Marketing Commitments [Member] | Payments Due By Period 2012-2013 [Member]
Marketing commitments	268	[1]
Marketing Commitments [Member] | Payments Due By Period 2014-2015 [Member]
Marketing commitments	151	[1]
Marketing Commitments [Member] | Payments Due By Period 2016 And Beyond [Member]
Marketing commitments	111	[1]
Payments Due By Period 2011 [Member]
Total long-term contractual commitments	2,258	[1]
Payments Due By Period 2012-2013 [Member]
Total long-term contractual commitments	8,019	[1]
Payments Due By Period 2014-2015 [Member]
Total long-term contractual commitments	6,349	[1]
Payments Due By Period 2016 And Beyond [Member]
Total long-term contractual commitments	$ 15,390	[1]

[1]	Reflects non-cancelable commitments as of December 25, 2010 based on year-end foreign exchange rates and excludes any reserves for uncertain tax positions as we are unable to reasonably predict the ultimate amount or timing of settlement.
[2]	Excludes $662 million related to the fair value step-up of debt acquired in connection with our acquisitions of PBG and PAS, as well as $113 million related to current maturities of long-term debt.
[3]	Interest payments on floating-rate debt are estimated using interest rates effective as of December 25, 2010.

Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009	Dec. 25, 2010 Interest Rate Contract [Member]	Dec. 26, 2009 Interest Rate Contract [Member]	Dec. 25, 2010 Foreign Exchange Contract [Member]	Dec. 26, 2009 Foreign Exchange Contract [Member]	Dec. 25, 2010 Commodity Contract [Member]	Dec. 26, 2009 Commodity Contract [Member]
Expected reclassification of net gain (loss) related to hedge from accumulated OCI into net income			$ (13,000,000)		$ (14,000,000)		$ 12,000,000
Face value of open commodity derivative contracts qualifying for hedging							590,000,000	151,000,000
Derivative asset not designated as hedging instrument, face value							266,000,000	231,000,000
Percentage of revenue from outside operations net	45.00%
Specified percentage of revenue from total outside operations net	20.00%
Foreign currency derivatives at face value, net					1,700,000,000	1,200,000,000
Unrealized gain (loss) on derivatives and commodity contracts					(15,000,000)	(20,000,000)	46,000,000	(29,000,000)
Derivative instruments not designated as hedging instruments, gain						1,000,000	26,000,000
Derivative instruments not designated as hedging instruments, loss					6,000,000			57,000,000
Notional amount of interest rate derivatives			9,230,000,000	5,750,000,000
Percentage of total debt, net of related interest rate derivatives, exposed to variable interest rates			43.00%	57.00%
Debt Instrument, Fair Value	$ 25,900,000,000	$ 8,600,000,000

Financial Instruments (Fair Values of financial assets and liabilities) (Details) (USD $) In Millions	Dec. 25, 2010		Dec. 26, 2009
Available-for-sale securities	$ 636	[1],[2]	$ 71	[1],[2]
Short-term investments - index funds, at fair value	167	[2],[3]	120	[2],[3]
Derivatives designated as hedging instruments, Assets, Total	363	[2]	196	[2]
Derivatives not designated as hedging instruments, Assets, Total	83	[2]	57	[2]
Total asset derivatives at fair value	446	[2]	253	[2]
Total Financial Assets at Fair Value	1,249	[2]	444	[2]
Deferred compensation	559	[2],[4]	461	[2],[4]
Derivatives designated as hedging instruments, Liabilities, Total	60	[2]	111	[2]
Derivatives not designated as hedging instruments, Liabilities, Total	54	[2]	65	[2]
Total liability derivatives at fair value	114	[2]	176	[2]
Total Financial Liabilities at Fair Value	673	[2]	637	[2]
Level 1 Fair Values Of Assets And Liabilities [Member]
Deferred compensation	170		121
Derivatives Not Designated As Hedging Instruments Liabilities [Member]
Interest rate derivatives	45	[2],[5]
Commodity contracts - other	1	[2],[6]	60	[2],[6]
Forward exchange contracts	7	[2],[7]	2	[2],[7]
Commodity contracts - futures	1	[2],[8]	3	[2],[8]
Derivatives Designated As Hedging Instruments Liabilities [Member]
Forward exchange contract	23	[2],[7]	31	[2],[7]
Commodity contracts - other	2	[2],[6]	5	[2],[6]
Interest rate derivatives	12	[2],[5]	43	[2],[5]
Commodity contracts - futures	23	[2],[8]	32	[2],[8]
Derivatives Not Designated As Hedging Instruments Assets [Member]
Prepaid forward contracts	48	[2],[9]	46	[2],[9]
Forward exchange contracts	1	[2],[7]	4	[2],[7]
Interest rate derivatives	6	[2],[5]
Commodity contracts - other	28	[2],[6]	7	[2],[6]
Derivatives Designated As Hedging Instruments Assets [Member]
Forward exchange contracts	8	[2],[7]	11	[2],[7]
Interest rate derivatives	284	[2],[5]	177	[2],[5]
Commodity contracts - other	70	[2],[6]	8	[2],[6]
Commodity contracts - futures	$ 1	[2],[8]

[1]	Based on the price of common stock. Categorized as a Level 1 asset.
[2]	Financial assets are classified on our balance sheet within other assets, with the exception of short-term investments. Financial liabilities are classified on our balance sheet within other current liabilities and other liabilities. Unless specifically indicated, all financial assets and liabilities are categorized as Level 2 assets or liabilities.
[3]	Based on price changes in index funds used to manage a portion of market risk arising from our deferred compensation liability. Categorized as a Level 1 asset.
[4]	Based on the fair value of investments corresponding to employees' investment elections. At December 25, 2010 and December 26, 2009, $170 million and $121 million, respectively, are categorized as Level 1 liabilities. The remaining balances are categorized as Level 2 liabilities.
[5]	Based on LIBOR and recently reported transactions in the marketplace.
[6]	Based on recently reported transactions in the marketplace, primarily swap arrangements.
[7]	Based on observable market transactions of spot and forward rates.
[8]	Based on average prices on futures exchanges. Categorized as a Level 1 asset or liability.
[9]	Based primarily on the price of our common stock.

Financial Instruments (Effective Portion of Pre-Tax (Gains)/Losses on Derivative Instruments) (Details) (USD $) In Millions	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009
Commodity Contract [Member] | Cash Flow Hedging [Member]
Losses/(Gains) Recognized in Accumulated Other Comprehensive Loss	$ (32)		$ (1)
Losses/(Gains) Reclassified from Accumulated Other Comprehensive Loss into Income Statement	28	[1]	90	[1]
Commodity Contract [Member] | Fair Value/Non-designated Hedges [Member]
Losses/(Gains) Recognized in Income Statement	(30)	[2]	(274)	[2]
Prepaid Forward Contracts [Member] | Fair Value/Non-designated Hedges [Member]
Losses/(Gains) Recognized in Income Statement	(4)	[2]	(5)	[2]
Forward Exchange Contracts [Member] | Cash Flow Hedging [Member]
Losses/(Gains) Recognized in Accumulated Other Comprehensive Loss	26		75
Losses/(Gains) Reclassified from Accumulated Other Comprehensive Loss into Income Statement	40	[1]	(64)	[1]
Forward Exchange Contracts [Member] | Fair Value/Non-designated Hedges [Member]
Losses/(Gains) Recognized in Income Statement	6	[2]	(29)	[2]
Interest Rate Contract [Member] | Cash Flow Hedging [Member]
Losses/(Gains) Recognized in Accumulated Other Comprehensive Loss	75		32
Losses/(Gains) Reclassified from Accumulated Other Comprehensive Loss into Income Statement	7	[1]
Interest Rate Contract [Member] | Fair Value/Non-designated Hedges [Member]
Losses/(Gains) Recognized in Income Statement	(104)	[2]	206	[2]
Fair Value/Non-designated Hedges [Member]
Losses/(Gains) Recognized in Income Statement	(132)	[2]	(102)	[2]
Cash Flow Hedging [Member]
Losses/(Gains) Recognized in Accumulated Other Comprehensive Loss	69		106
Losses/(Gains) Reclassified from Accumulated Other Comprehensive Loss into Income Statement	$ 75	[1]	$ 26	[1]

[1]	Interest rate losses are included in interest expense in our income statement. All other gains/losses are included in cost of sales in our income statement.
[2]	Interest rate gains/losses are included in interest expense in our income statement. All other gains/losses are included in corporate unallocated expenses.

Net Income Attributable to PepsiCo per Common Share (Narrative) (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008
Out-of-the money options excluded from earnings per share	24.4	39	9.8
Out-of-the money options average exercise price	$ 67.26	$ 61.52	$ 67.59

Net Income Attributable to PepsiCo per Common Share (Basic and Diluted Net Income attributable to PepsiCo per common share) (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009		Dec. 27, 2008
Net income attributable to PepsiCo	$ 6,320		$ 5,946		$ 5,142
Cash dividends declared - preferred	(1)		(1)		(2)
Redemption premium	(5)		(5)		(6)
Net income available for PepsiCo common shareholders	6,314		5,940		5,134
Basic net income attributable to PepsiCo per common share	$ 3.97		$ 3.81		$ 3.26
Net income available for PepsiCo common stockholders-shares	1,590	[1]	1,558	[1]	1,573	[1]
Stock options and RSUs-shares	23	[1]	17	[1]	27	[1]
ESOP convertible preferred stock-value	6		6		8
ESOP convertible preferred stock-shares	1	[1]	2	[1]	2	[1]
Diluted shares-value	$ 6,320		$ 5,946		$ 5,142
Diluted-shares	1,614	[1]	1,577	[1]	1,602	[1]
Diluted net income attributable to PepsiCo per common share	$ 3.91		$ 3.77		$ 3.21

[1]	Weighted-average common shares outstanding (in millions).

Preferred Stock (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008	Dec. 25, 2010 Convertible Preferred Stock [Member]	Dec. 26, 2009 Convertible Preferred Stock [Member]	Dec. 25, 2010 ESOP [Member]	Dec. 26, 2009 ESOP [Member]
Preferred stock, authorized				3,000,000	3,000,000
Preferred stock, dividends per share						$ 5.46
Preferred shares, issued	803,953	803,953	803,953
Preferred shares, outstanding						227,653	243,553
Outstanding preferred shares, Fair value	$ 41	$ 41	$ 41			$ 74	$ 73
Preferred stock convertible at the option of the holder						4.9625
Preferred stock call price						$ 78

Preferred Stock (Schedule of Preferred Shares) (Details) (USD $) In Millions, except Share data	12 Months Ended			12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008	Dec. 25, 2010 Repurchased Preferred Stock [Member]	Dec. 26, 2009 Repurchased Preferred Stock [Member]	Dec. 27, 2008 Repurchased Preferred Stock [Member]
Preferred Stock, Shares	803,953	803,953	803,953
Preferred stock, Amount	$ 41	$ 41	$ 41
Balance, beginning of year (in shares)				600,000	500,000	500,000
Balance, beginning of year	(17,442)		(12,582)	145	138	132
Redemptions (in shares)					100,000
Redemptions				5	7	6
Balance, end of period (in shares)				600,000	600,000	500,000
Balance, end of period	(21,476)		(12,582)	150	145	138
Stock Redeemed or Called During Period, Value				$ 5	$ 7	$ 6

Accumulated Other Comprehensive Loss Attributable to PepsiCo (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008
Other comprehensive income/(loss) attributable to PepsiCo	$ 164	$ 900	$ (3,793)

Accumulated Other Comprehensive Loss Attributable to PepsiCo (Accumulated Balances for Each Component of Other Comprehensive Loss Attributable to PepsiCo) (Details) (USD $) In Millions	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009		Dec. 27, 2008
Currency translation adjustment	$ (1,159)		$ (1,471)		$ (2,271)
Cash flow hedges, net of tax	(100)	[1]	(42)	[1]	(14)	[1]
Unamortized pension and retiree medical, net of tax	(2,442)	[2]	(2,328)	[2]	(2,435)	[2]
Unrealized gain on securities, net of tax	70		47		28
Other	1				(2)
Accumulated other comprehensive loss attributable to PepsiCo	(3,630)		(3,794)		(4,694)
After tax gain/loss for our equity investees accumulated derivative activity			23		(17)
Net of taxes decrease to opening balance of accumulated other comprehensive loss attributable to PepsiCo	1,322		1,211		1,288
Decrease in opening balance of accumulated other comprehensive loss due to pension and retiree medical plan measurement date change					$ 51

[1]	Includes $23 million after-tax gain in 2009 and $17 million after-tax loss in 2008 for our share of our equity investees' accumulated derivative activity.
[2]	Net of taxes of $1,322 million in 2010, $1,211 million in 2009 and $1,288 million in 2008. Includes $51 million decrease to the opening balance of accumulated other comprehensive loss attributable to PepsiCo in 2008 due to a change in measurement date for our pension and retiree medical plans.

Supplemental Financial Information (Schedule of Supplemental Balance Sheet Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009		Dec. 27, 2008
Trade receivables	$ 5,514		$ 4,026
Other receivables	953		688
Total receivables	6,467		4,714
Allowance, beginning of year	90		70		69
Net amounts charged to expense	12		40		21
Deductions	(37)	[1]	(21)	[1]	(16)	[1]
Other	79	[2]	1	[2]	(4)	[2]
Allowance, end of year	144		90		70
Net receivables	6,323		4,624
Raw materials	1,654	[3]	1,274	[3]
Work-in-process	128	[3]	165	[3]
Finished goods	1,590	[3]	1,179	[3]
Inventories	3,372	[3]	2,618	[3]
Percent of Inventory Cost Calculated Using the LIFO method	8.00%		10.00%
Noncurrent notes and accounts receivable	165		118
Deferred marketplace spending	203		182
Unallocated purchase price for recent acquisitions			143
Pension plans	121		64
Other investments	653	[4]	89	[4]
Other	547		369
Other assets total	1,689		965
Accounts payable	3,865		2,881
Accrued marketplace spending	1,841		1,656
Accrued compensation and benefits	1,779		1,291
Dividends payable	766		706
Other current liabilities	2,672		1,593
Accounts payable and other current liabilities	10,923		8,127
Investment In Wimm Bill Dann	(463)
Wimm-Bill-Dann [Member]
Investment In Wimm Bill Dann	$ 549

[1]	Includes accounts written off.
[2]	Includes adjustments related to our acquisitions of PBG and PAS, currency translation effects and other adjustments.
[3]	Inventories are valued at the lower of cost or market. Cost is determined using the average, first-in, first-out (FIFO) or last-in, first-out (LIFO) methods. Approximately 8% in 2010 and 10% in 2009 of the inventory cost was computed using the LIFO method. The differences between LIFO and FIFO methods of valuing these inventories were not material.
[4]	In 2010, includes our investment in WBD of $549 million. This investment is accounted for as an available-for-sale security with any unrealized gains or losses recorded in other comprehensive income.

Supplemental Financial Information (Other Supplemental Information) (Details) (USD $)	12 Months Ended
	Dec. 25, 2010		Dec. 26, 2009		Dec. 27, 2008
Rent expense	$ 526,000,000		$ 412,000,000		$ 357,000,000
Interest paid	1,043,000,000		456,000,000		359,000,000
Income taxes paid, net of refunds	1,495,000,000		1,498,000,000		1,477,000,000
Fair value of assets acquired	27,665,000,000	[1]	851,000,000	[1]	2,907,000,000	[1]
Cash paid, net of cash acquired	(3,044,000,000)		(466,000,000)		(1,925,000,000)
Equity issued	(4,451,000,000)
Previously held equity interests in PBG and PAS	(4,293,000,000)
Liabilities and noncontrolling interests assumed	15,877,000,000		385,000,000		982,000,000
Total Purchase Price, Lebedyansky					$ 1,800,000,000

[1]	In 2010, amounts primarily reflect our acquisitions of PBG and PAS. During 2008, together with PBG, we jointly acquired Lebedyansky, for a total purchase price of $1.8 billion.

Acquisitions (Narrative) (Details)	3 Months Ended	12 Months Ended								0 Months Ended
	Mar. 20, 2010 USD ( $)	Dec. 25, 2010 USD ( $)	Feb. 26, 2010 USD ( $)	Jan. 31, 2010 USD ( $)	Feb. 26, 2010 PBG [Member] USD ( $)	Dec. 26, 2009 PBG [Member]	Feb. 26, 2010 PAS [Member] USD ( $)	Dec. 26, 2009 PAS [Member]	Dec. 26, 2009 Bottling Group, LLC [Member]	Mar. 11, 2011 Wimm-Bill-Dann [Member] USD ( $)	Mar. 11, 2011 Wimm-Bill-Dann [Member] RUB	Feb. 03, 2011 Wimm-Bill-Dann [Member] USD ( $)
Reversal of deferred tax liability associated with previously held equity interests	$ 223,000,000
Non-taxable portion of gain on previously held equity investments bottling equity income	735,000,000
Total purchase price			12,600,000,000
Cash paid			8,300,000,000									3,800,000,000
Previously held equity interests in PBG and PAS		4,293,000,000
Per share stock consideration					0.6432		0.5022
Cash election price					$ 36.5		$ 28.5
Percentage shares converted into right to receive common stock					50.00%		50.00%
Percentage shares converted into right to receive cash					50.00%		50.00%
RSU target achievement					100.00%
Outstanding common stock ownership percentage						32.00%		43.00%	7.00%
Outstanding common stock ownership percentage												66.00%
Cumulative percentage of outstanding equity purchased of acquired entity												77.00%
Price paid per ordinary share in Russian Rubles											3,883.7
Price paid per ordinary share In USD										132
Price paid per American Depositary Share in Russian Rubles											970.925
PBG Class B common stock ownership percentage						100.00%
Gain resulting from remeasurement of equity interests	958,000,000	958,000,000
Fixed and floating rate notes issued				4,250,000,000
Unamortizable reacquired franchise rights		8,000,000,000
Amortizable acquired franchise rights		$ 900,000,000
Acquired franchise rights, weighted-average useful life, in years		56
Acquired other amortizable intangible assets, weighted-average useful life, in years		20
Ownership in PBG and PAS after consolidation		100.00%

Acquisitions (Computation of Purchase Price) (Details) (USD $) In Millions	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008
Payment in cash, for the remaining (not owned by PepsiCo and its subsidiaries) outstanding shares of PBG and PAS common stock and equity awards vested at consummation of merger	$ 3,044	$ 466	$ 1,925
Total Number Of Shares And Awards Issued [Member]
Payment to PBG and PAS of shares of PepsiCo common stock for the remaining (not owned by PepsiCo and its subsidiaries) outstanding shares of PBG and PAS common stock and equity awards vested at consummation of merger	67
Issuance of PepsiCo equity awards (vested and unvested) to replace existing PBG and PAS equity awards	16
Total purchase price, shares/awards	83
Total Estimated Fair Value [Member]
Payment in cash, for the remaining (not owned by PepsiCo and its subsidiaries) outstanding shares of PBG and PAS common stock and equity awards vested at consummation of merger	3,813
Payment to PBG and PAS of shares of PepsiCo common stock for the remaining (not owned by PepsiCo and its subsidiaries) outstanding shares of PBG and PAS common stock and equity awards vested at consummation of merger	4,175
Issuance of PepsiCo equity awards (vested and unvested) to replace existing PBG and PAS equity awards	276
Total purchase price, shares/awards	$ 8,264

Acquisitions (Preliminary Estimates of the Fair Value of Identifiable Assets Acquired and Liabilities Assumed) (Details) (USD $) In Millions	Dec. 25, 2010
Inventory	$ 1,006
Property, plant and equipment	5,574
Amortizable intangible assets	1,298
Nonamortizable intangible assets, primarily reacquired franchise rights	9,036
Other current assets and current liabilities	751 [1]
Other noncurrent assets	281
Debt obligations	(8,814)
Pension and retiree medical benefits	(962)
Other noncurrent liabilities	(744)
Deferred income taxes	(3,246)
Total identifiable net assets	4,180
Goodwill	8,059
Subtotal	12,239
Fair value of acquisition of noncontrolling interest	317
Total purchase price	$ 12,556

[1]	Includes cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable and other current liabilities.

Acquisitions (Pro Forma Financial Information) (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009
Net Revenue	$ 59,582	$ 57,471
Net Income Attributable to PepsiCo	$ 5,856	$ 6,752
Net Income Attributable to PepsiCo per Common Share- Diluted	$ 3.6	$ 4.09